UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:        811-21051

        BlackRock Maryland Municipal Bond Trust
(Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President BlackRock Maryland Municipal Bond Trust 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257____________

Date of fiscal year end:___  August 31, 2006______________________________

Date of reporting period:__ August 31, 2006______________________________

Item 1. Reports to Shareholders.
The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVES BLACKROCK SOLUTIONS EQUITIES FIXED INCOME LIQUIDITY REAL ESTATE

BlackRock Closed-End Funds ANNUAL REPORT | AUGUST 31, 2006

BlackRock Insured Municipal Income Trust (BYM)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Trust II (BLE)

BlackRock California Insured Municipal Income Trust (BCK)

BlackRock California Municipal Bond Trust (BZA)

BlackRock California Municipal Income Trust II (BCL)

BlackRock Florida Insured Municipal Income Trust (BAF)

BlackRock Florida Municipal Bond Trust (BIE)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Insured Municipal Income Trust (BSE)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trusts’ Summaries	2

Financial Statements

Portfolios of Investments	16

Statements of Assets and Liabilities	48

Statements of Operations	51

Statements of Changes in Net Assets	54

Financial Highlights	60

Notes to Financial Statements	74

Report of Independent Registered Public Accounting Firm	82

Dividend Reinvestment Plans	83

Investment Management Agreements	83

Additional Information	89

Sector 19 Notices	92

Directors/Trustees Information	93

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

August 31, 2006

Dear Shareholder:

     We are pleased to report that during the annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ audited financial statements and a listing of the portfolios’ holdings.

     The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of August 31, 2006.

		Tax-	Closing
	Current	Equivalent	Market
Trust (Ticker)	Yield[1]	Yield[2]	Price	NAV
BlackRock Insured Municipal Income Trust (BYM)	5.00%	7.69%	$14.65	$15.54
BlackRock Municipal Bond Trust (BBK)	5.79	8.91	17.89	16.35
BlackRock Municipal Income Trust II (BLE)	5.84	8.98	17.22	15.82
BlackRock California Insured Municipal Income Trust (BCK)	4.76	7.32	14.61	15.24
BlackRock California Municipal Bond Trust (BZA)	5.30	8.15	18.05	16.28
BlackRock California Municipal Income Trust II (BCL)	5.10	7.85	15.40	15.72
BlackRock Florida Insured Municipal Income Trust (BAF)	5.01	7.71	13.88	15.24
BlackRock Florida Municipal Bond Trust (BIE)	5.59	8.60	16.70	16.22
BlackRock Maryland Municipal Bond Trust (BZM)	4.91	7.55	17.45	15.98
BlackRock New Jersey Municipal Bond Trust (BLJ)	5.15	7.92	18.30	16.33
BlackRock New York Insured Municipal Income Trust (BSE)	4.73	7.28	14.70	15.34
BlackRock New York Municipal Bond Trust (BQH)	5.50	8.46	16.81	16.02
BlackRock New York Municipal Income Trust II (BFY)	4.94	7.60	14.38	15.47
BlackRock Virginia Municipal Bond Trust (BHV)	4.71	7.25	18.45	16.35

1 Yields are based on closing market price. These yields may increase/decrease due to an increase/decrease in the monthly distribution per common share. Past performance does not guarantee future results.
2 Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of June 30, 2006, BlackRock managed over $25 billion in municipal bonds, including seven open-end and 38 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

     On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

TRUST SUMMARIES
AUGUST 31, 2006

BlackRock Insured Municipal Income Trust (BYM)

Trust Information
Symbol on New York Stock Exchange:	BYM
Initial Offering Date:	October 31, 2002
Closing Market Price as of 8/31/06:	$14.65
Net Asset Value as of 8/31/06:	$15.54
Yield on Closing Market Price as of 8/31/06 ($14.65):[1]	5.00%
Current Monthly Distribution per Common Share:[2]	$0.0610
Current Annualized Distribution per Common Share:[2]	$0.7320
Leverage as of 8/31/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/06	8/31/05	Change	High	Low
Market Price	$14.65	$15.43	(5.06)%	$15.95	$13.00
NAV	$15.54	$15.61	(0.45)%	$15.61	$14.95

The following unaudited charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown
Sector	August 31, 2006	August 31, 2005
Transportation	24%	28%
Water & Sewer	22	21
Education	10	7
Power	10	6
Tax Revenue	10	4
City, County & State	8	13
Tobacco	6	5
Hospitals	5	4
Industrial & Pollution Control	3	3
Lease Revenue	2	6
Resource Recovery	—	3
Credit Breakdown[4]
Credit Rating	August 31, 2006	August 31, 2005
AAA/Aaa	90%	87%
AA/Aa	2	—
A	—	4
BBB/Baa	8	7
BB/Ba	—	2

4 Using the highest of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) ratings.

TRUST SUMMARIES
AUGUST 31, 2006

BlackRock Municipal Bond Trust (BBK)

Trust Information
Symbol on New York Stock Exchange:	BBK
Initial Offering Date:	April 30, 2002
Closing Market Price as of 8/31/06:	$17.89
Net Asset Value as of 8/31/06:	$16.35
Yield on Closing Market Price as of 8/31/06 ($17.89):[1]	5.79%
Current Monthly Distribution per Common Share:[2]	$0.086375
Current Annualized Distribution per Common Share:[2]	$1.036500
Leverage as of 8/31/06:[3]	35%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/06	8/31/05	Change	High	Low
Market Price	$17.89	$17.18	4.13%	$18.11	$15.07
NAV	$16.35	$16.36	(0.06)%	$16.37	$15.72

The following unaudited charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown
Sector	August 31, 2006	August 31, 2005
Hospitals	22%	19%
Industrial & Pollution Control	17	15
City, County & State	15	14
Housing	13	13
Tax Revenue	7	7
Transportation	7	10
Education	6	3
Power	5	3
Water & Sewer	5	3
Tobacco	3	3
Lease Revenue	—	10
Credit Breakdown[4]
Credit Rating	August 31, 2006	August 31, 2005
AAA/Aaa	35%	36%
AA/Aa	8	2
A	18	21
BBB/Baa	21	26
BB/Ba	6	4
B	6	5
Not Rated	6	6

4 Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
AUGUST 31, 2006

BlackRock Municipal Income Trust II (BLE)

Trust Information
Symbol on American Stock Exchange:	BLE
Initial Offering Date:	July 30, 2002
Closing Market Price as of 8/31/06:	$17.22
Net Asset Value as of 8/31/06:	$15.82
Yield on Closing Market Price as of 8/31/06 ($17.22):[1]	5.84%
Current Monthly Distribution per Common Share:[2]	$0.08375
Current Annualized Distribution per Common Share:[2]	$1.00500
Leverage as of 8/31/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/06	8/31/05	Change	High	Low
Market Price	$17.22	$15.73	9.47%	$17.50	$14.94
NAV	$15.82	$15.75	0.44%	$15.82	$15.11

The following unaudited charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown
Sector	August 31, 2006	August 31, 2005
Hospitals	23%	22%
Industrial & Pollution Control	20	17
City, County & State	14	14
Transportation	9	9
Tax Revenue	8	8
Housing	7	7
Water & Sewer	6	4
Power	5	3
Tobacco	4	4
Education	3	1
Lease Revenue	1	11
Credit Breakdown[4]
Credit Rating	August 31, 2006	August 31, 2005
AAA/Aaa	32%	30%
AA/Aa	11	7
A	14	18
BBB/Baa	24	23
BB/Ba	3	4
B	4	4
CCC/Caa	2	2
Not Rated[5]	10	12

4 Using the highest of S&P’s, Moody’s or Fitch’s ratings.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2006 and August 31, 2005, the market value of these securities was $15,978,589 representing 2.8% and $13,031,133 representing 2.3%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2006

BlackRock California Insured Municipal Income Trust (BCK)

Trust Information
Symbol on the New York Stock Exchange:	BCK
Initial Offering Date:	October 31, 2002
Closing Market Price as of 8/31/06:	$14.61
Net Asset Value as of 8/31/06:	$15.24
Yield on Closing Market Price as of 8/31/06 ($14.61):[1]	4.76%
Current Monthly Distribution per Common Share:[2]	$0.0580
Current Annualized Distribution per Common Share:[2]	$0.6960
Leverage as of 8/31/06:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/06	8/31/05	Change	High	Low
Market Price	$14.61	$16.08	(9.14)%	$16.35	$13.00
NAV	$15.24	$15.22	0.13%	$15.29	$14.54

The following unaudited charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown
Sector	August 31, 2006	August 31, 2005
Water & Sewer	29%	33%
Education	25	23
City, County & State	15	12
Power	10	10
Lease Revenue	9	13
Transportation	7	5
Hospitals	3	2
Housing	2	2
Credit Breakdown[4]
Credit Rating	August 31, 2006	August 31, 2005
AAA/Aaa	98%	92%
A	2	8

4 Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
AUGUST 31, 2006

BlackRock California Municipal Bond Trust (BZA)

Trust Information
Symbol on New York Stock Exchange:	BZA
Initial Offering Date:	April 30, 2002
Closing Market Price as of 8/31/06:	$18.05
Net Asset Value as of 8/31/06:	$16.28
Yield on Closing Market Price as of 8/31/06 ($18.05):[1]	5.30%
Current Monthly Distribution per Common Share:[2]	$0.079656
Current Annualized Distribution per Common Share:[2]	$0.955872
Leverage as of 8/31/06:[3]	35%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change. 3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/06	8/31/05	Change	High	Low
Market Price	$18.05	$16.33	10.53%	$18.25	$14.69
NAV	$16.28	$16.19	0.56%	$16.28	$15.61

The following unaudited charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown
Sector	August 31, 2006	August 31, 2005
Education	26%	26%
Hospitals	21	23
Housing	14	14
City, County & State	12	8
Transportation	9	7
Lease Revenue	7	12
Tobacco	4	4
Industrial & Pollution Control	4	3
Water & Sewer	3	3
Credit Breakdown[4]
Credit Rating	August 31, 2006	August 31, 2005
AAA/Aaa	37%	28%
AA/Aa	10	10
A	26	32
BBB/Baa	20	20
B	2	2
Not Rated	5	8[5]

4 Using the highest of S&P’s, Moody’s or Fitch’s ratings.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2005, the market value of these securities was $4,431,304 representing 5.3% of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2006

BlackRock California Municipal Income Trust II (BCL)

Trust Information
Symbol on American Stock Exchange:	BCL
Initial Offering Date:	July 30, 2002
Closing Market Price as of 8/31/06:	$15.40
Net Asset Value as of 8/31/06:	$15.72
Yield on Closing Market Price as of 8/31/06 ($15.40):[1]	5.10%
Current Monthly Distribution per Common Share:[2]	$0.0655
Current Annualized Distribution per Common Share:[2]	$0.7860
Leverage as of 8/31/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/06	8/31/05	Change	High	Low
Market Price	$15.40	$14.26	7.99%	$15.53	$13.11
NAV	$15.72	$15.52	1.29%	$15.72	$14.94

The following unaudited charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown
Sector	August 31, 2006	August 31, 2005
City, County & State	23%	24%
Transportation	14	12
Education	13	11
Hospitals	12	12
Lease Revenue	11	13
Tobacco	9	9
Housing	5	9
Power	5	4
Industrial & Pollution Control	4	2
Water & Sewer	4	4
Credit Breakdown[4]
Credit Rating	August 31, 2006	August 31, 2005
AAA/Aaa	51%	40%
AA/Aa	4	4
A	19	20
BBB/Baa	12	14
B	1	1
Not Rated	13	21[5]

4 Using the highest of S&P’s, Moody’s or Fitch’s ratings.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2005, the market value of these securities was $4,280,829 representing 2.2% of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2006

BlackRock Florida Insured Municipal Income Trust (BAF)

Trust Information
Symbol on New York Stock Exchange:	BAF
Initial Offering Date:	October 31, 2002
Closing Market Price as of 8/31/06:	$13.88
Net Asset Value as of 8/31/06:	$15.24
Yield on Closing Market Price as of 8/31/06 ($13.88):[1]	5.01%
Current Monthly Distribution per Common Share:[2]	$0.0580
Current Annualized Distribution per Common Share:[2]	$0.6960
Leverage as of 8/31/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/06	8/31/05	Change	High	Low
Market Price	$13.88	$15.30	(9.28)%	$15.50	$12.92
NAV	$15.24	$15.26	(0.13)%	$15.26	$14.73

The following unaudited charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown
Sector	August 31, 2006	August 31, 2005
Tax Revenue	24%	24%
City, County & State	20	21
Education	16	16
Power	12	12
Transportation	8	9
Hospitals	7	7
Water & Sewer	7	5
Tobacco	5	5
Housing	1	1
Credit Breakdown[4]
Credit Rating	August 31, 2006	August 31, 2005
AAA/Aaa	83%	83%
AA/Aa	3	3
A	5	4
BBB/Baa	5	6
Not Rated[5]	4	4

4 Using the highest of S&P’s, Moody’s or Fitch’s ratings.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2006 and August 31, 2005, the market value of these securities was $4,363,040 representing 2.1% and $5,029,809 representing 2.4%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2006

BlackRock Florida Municipal Bond Trust (BIE)

Trust Information
Symbol on New York Stock Exchange:	BIE
Initial Offering Date:	April 30, 2002
Closing Market Price as of 8/31/06:	$16.70
Net Asset Value as of 8/31/06:	$16.22
Yield on Closing Market Price as of 8/31/06 ($16.70):[1]	5.59%
Current Monthly Distribution per Common Share:[2]	$0.077808
Current Annualized Distribution per Common Share:[2]	$0.933696
Leverage as of 8/31/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/06	8/31/05	Change	High	Low
Market Price	$16.70	$15.95	4.70%	$17.25	14.65
NAV	$16.22	$16.31	(0.55)%	$16.31	$15.83

The following unaudited charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown
Sector	August 31, 2006	August 31, 2005
Hospitals	27%	27%
Tax Revenue	17	17
City, County & State	15	17
Power	10	10
Water & Sewer	8	7
Education	7	7
Housing	7	7
Lease Revenue	4	3
Transportation	3	3
Industrial & Pollution Control	2	2
Credit Breakdown[4]
Credit Rating	August 31, 2006	August 31, 2005
AAA/Aaa	39%	38%
AA/Aa	17	17
A	18	22
BBB/Baa	11	8
BB/Ba	2	2
Not Rated[5]	13	13

4 Using the highest of S&P’s, Moody’s or Fitch’s ratings.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2006 and August 31, 2005, the market value of these securities was $1,661,600 representing 2.0% and $2,831,177 representing 3.4%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2006

BlackRock Maryland Municipal Bond Trust (BZM)

Trust Information
Symbol on American Stock Exchange:	BZM
Initial Offering Date:	April 30, 2002
Closing Market Price as of 8/31/06:	$17.45
Net Asset Value as of 8/31/06:	$15.98
Yield on Closing Market Price as of 8/31/06 ($17.45):[1]	4.91%
Current Monthly Distribution per Common Share:[2]	$0.071350
Current Annualized Distribution per Common Share:[2]	$0.856200
Leverage as of 8/31/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change. 3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/06	8/31/05	Change	High	Low
Market Price	$17.45	$15.96	9.34%	$18.05	$15.42
NAV	$15.98	$16.11	(0.81)%	$16.11	$15.66

The following unaudited charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown
Sector	August 31, 2006	August 31, 2005
City, County & State	21%	18%
Education	21	21
Hospitals	17	18
Water & Sewer	12	12
Transportation	9	9
Lease Revenue	7	8
Housing	5	5
Power	4	5
Tobacco	4	4
Credit Breakdown[4]
Credit Rating	August 31, 2006	August 31, 2005
AAA/Aaa	38%	34%
AA/Aa	8	9
A	27	35
BBB/Baa	16	14
Not Rated	11	8[5]

4 Using the highest of S&P’s, Moody’s or Fitch’s ratings.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2005, the market value of these securities was $1,043,280 representing 2.2% of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2006

BlackRock New Jersey Municipal Bond Trust (BLJ)

Trust Information
Symbol on American Stock Exchange:	BLJ
Initial Offering Date:	April 30, 2002
Closing Market Price as of 8/31/06:	$18.30
Net Asset Value as of 8/31/06:	$16.33
Yield on Closing Market Price as of 8/31/06 ($18.30):[1]	5.15%
Current Monthly Distribution per Common Share:[2]	$0.078582
Current Annualized Distribution per Common Share:[2]	$0.942984
Leverage as of 8/31/06:[3]	35%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/06	8/31/05	Change	High	Low
Market Price	$18.30	$15.98	14.52%	$19.00	$15.12
NAV	$16.33	$16.26	0.43%	$16.33	$15.77

The following unaudited charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown
Sector	August 31, 2006	August 31, 2005
Hospitals	28%	28%
Housing	13	8
Transportation	11	11
City, County & State	10	14
Education	9	9
Tobacco	8	8
Tax Revenue	7	7
Industrial & Pollution Control	6	6
Lease Revenue	4	5
Power	4	4
Credit Breakdown[4]
Credit Rating	August 31, 2006	August 31, 2005
AAA/Aaa	29%	25%
A	16	23
BBB/Baa	46	43
B	4	4
Not Rated	5	5

4 Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
AUGUST 31, 2006

BlackRock New York Insured Municipal Income Trust (BSE)

Trust Information
Symbol on New York Stock Exchange:	BSE
Initial Offering Date:	October 31, 2002
Closing Market Price as of 8/31/06:	$14.70
Net Asset Value as of 8/31/06:	$15.34
Yield on Closing Market Price as of 8/31/06 ($14.70):[1]	4.73%
Current Monthly Distribution per Common Share:[2]	$0.0580
Current Annualized Distribution per Common Share:[2]	$0.6960
Leverage as of 8/31/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/06	8/31/05	Change	High	Low
Market Price	$14.70	$15.35	(4.23)%	$15.80	$13.01
NAV	$15.34	$15.30	0.26%	$15.36	$14.79

The following unaudited charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown
Sector	August 31, 2006	August 31, 2005
Education	30%	29%
Transportation	30	30
Hospitals	14	17
Tobacco	12	12
Tax Revenue	8	8
City, County & State	3	1
Water & Sewer	2	2
Housing	1	1
Credit Breakdown[4]
Credit Rating	August 31, 2006	August 31, 2005
AAA/Aaa	85%	80%
AA/Aa	2	2
A	5	6
BBB/Baa	8	12

4 Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
AUGUST 31, 2006

BlackRock New York Municipal Bond Trust (BQH)

Trust Information
Symbol on New York Stock Exchange:	BQH
Initial Offering Date:	April 30, 2002
Closing Market Price as of 8/31/06:	$16.81
Net Asset Value as of 8/31/06:	$16.02
Yield on Closing Market Price as of 8/31/06 ($16.81):[1]	5.50%
Current Monthly Distribution per Common Share:[2]	$0.077099
Current Annualized Distribution per Common Share:[2]	$0.925188
Leverage as of 8/31/06:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/06	8/31/05	Change	High	Low
Market Price	$16.81	$15.85	6.06%	$17.25	$15.10
NAV	$16.02	$16.09	(0.44)%	$16.10	$15.67

The following unaudited charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown
Sector	August 31, 2006	August 31, 2005
Education	14%	12%
Housing	13	13
Tobacco	13	13
Transportation	12	12
City, County & State	9	10
Industrial & Pollution Control	9	5
Tax Revenue	8	9
Water & Sewer	8	8
Hospitals	7	11
Lease Revenue	4	4
Power	3	3
Credit Breakdown[4]
Credit Rating	August 31, 2006	August 31, 2005
AAA/Aaa	38%	23%
AA/Aa	22	24
A	10	22
BBB/Baa	20	26
BB/Ba	1	1
B	4	—
CCC/Caa	4	4
Not Rated	1	—

4 Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
AUGUST 31, 2006

BlackRock New York Municipal Income Trust II (BFY)

Trust Information
Symbol on American Stock Exchange:	BFY
Initial Offering Date:	July 30, 2002
Closing Market Price as of 8/31/06:	$14.38
Net Asset Value as of 8/31/06:	$15.47
Yield on Closing Market Price as of 8/31/06 ($14.38):[1]	4.94%
Current Monthly Distribution per Common Share:[2]	$0.059250
Current Annualized Distribution per Common Share:[2]	$0.711000
Leverage as of 8/31/06:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/06	8/31/05	Change	High	Low
Market Price	$14.38	$14.02	2.57%	$14.47	$12.68
NAV	$15.47	$15.23	1.58%	$15.47	$14.82

The following unaudited charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown
Sector	August 31, 2006	August 31, 2005
Industrial & Pollution Control	18%	11%
Transportation	18	21
Education	16	14
Tobacco	12	11
Hospitals	10	12
Housing	9	7
City, County & State	7	11
Water & Sewer	5	7
Tax Revenue	4	5
Power	1	1
Credit Breakdown[4]
Credit Rating	August 31, 2006	August 31, 2005
AAA/Aaa	35%	21%
AA/Aa	37	32
A	12	24
BBB/Baa	8	19
BB/Ba	1	1
B	4	—
CCC/Caa	3	3

4 Using the highest of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
AUGUST 31, 2006

BlackRock Virginia Municipal Bond Trust (BHV)

Trust Information
Symbol on American Stock Exchange:	BHV
Initial Offering Date:	April 30, 2002
Closing Market Price as of 8/31/06:	$18.45
Net Asset Value as of 8/31/06:	$16.35
Yield on Closing Market Price as of 8/31/06 ($18.45):[1]	4.71%
Current Monthly Distribution per Common Share:[2]	$0.072428
Current Annualized Distribution per Common Share:[2]	$0.869136
Leverage as of 8/31/06:[3]	35%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/06	8/31/05	Change	High	Low
Market Price	$18.45	$17.30	6.65%	$19.37	$16.00
NAV	$16.35	$16.34	0.06%	$16.36	$15.87

The following unaudited charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown
Sector	August 31, 2006	August 31, 2005
Transportation	18%	17%
Water & Sewer	18	18
Hospitals	17	15
Housing	16	16
City, County & State	14	17
Education	5	5
Tobacco	5	5
Industrial & Pollution Control	4	4
Lease Revenue	3	3
Credit Breakdown[4]
Credit Rating	August 31, 2006	August 31, 2005
AAA/Aaa	45%	45%
AA/Aa	12	15
A	16	15
BBB/Baa	13	14
Not Rated[5]	14	11

4 Using the highest of S&P’s, Moody’s or Fitch’s ratings.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2006 and August 31, 2005, the market value of these securities was $1,417,827 representing 3.8% and $2,478,468 representing 6.5%, respectively, of the Trust’s long-term investments.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006

BlackRock Insured Municipal Income Trust (BYM)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		LONG-TERM INVESTMENTS—147.7%
		Alabama—0.3%
AAA	$ 1,140	Birmingham Wtr. Wks. & Swr. Brd. RB, Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$ 1,129,113
		Arizona—2.5%
AAA	10,000	Phoenix Civic Impvt. Corp. RB, Civic Plaza Expansion Proj., 5.00%, 7/01/41, FGIC	07/15 @ 100	10,374,800
		California—31.0%
Aaa	14,000[3]	Dept. of Wtr. Res., Pwr. Sply. RB, Ser. A, 5.375%, 5/01/12	N/A	15,397,200
		Golden St. Tobacco Sec. Corp. RB,
BBB	6,500	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	7,278,245
BBB	14,500	Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	16,340,340
AAA	10,100[3]	Infrastructure & Econ. Dev. RB, Bay Area Toll Brdgs. Proj, Ser. A, 5.00%, 1/01/28, AMBAC	N/A	11,260,490
AAA	17,500	Met. Wtr. Dist. So. California RB, Ser. B-1, 5.00%, 10/01/33, FGIC	10/13 @ 100	18,315,500
AAA	15,000	San Francisco City & Cnty. Pub. Utils. Comm. Wtr. RB, Ser. A, 5.00%, 11/01/31, FSA	11/11 @ 100	15,571,200
AAA	53,000	San Joaquin Hills Transp. Corridor Agcy. Toll Rd. RB, Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	17,012,470
		Univ. of California RB,
AAA	10,000	Ser. C, 4.75%, 5/15/37, MBIA	05/13 @ 101	10,179,900
AAA	3,330	Ser. G, 4.75%, 5/15/31, MBIA	05/13 @ 101	3,400,796
AAA	10,910	Ser. O, 5.00%, 9/01/28, FGIC	09/10 @ 101	11,376,839
				126,132,980
		District of Columbia—2.5%
BBB	9,500	Tobacco Settlement Fin. Corp. RB, 6.75%, 5/15/40	05/11 @ 101	10,275,010
		Florida—6.4%
AAA	1,880	JEA RB, Wtr. & Swr. Sys. Proj., Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	1,895,303
		Miami Dade Cnty. RB,
AAA	25,520	Cap. Apprec. Proj., Ser. A, Zero Coupon, 10/01/38, MBIA	10/15 @ 30.363	4,955,729
AAA	9,750	Miami Intl. Arpt. Proj., Ser. B, 5.00%, 10/01/37, FGIC	10/14 @ 100	10,130,055
AAA	5,485	Orange Cnty. Tourist Dev. Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	5,603,805
AAA	3,600	Tampa Wtr. & Swr. RB, 4.625%, 10/01/36, MBIA	10/16 @ 100	3,636,000
				26,220,892
		Georgia—4.0%
AAA	800	Atlanta Arpt. Passenger Fac. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	832,520
		Atlanta Wtr. & Wstwtr. RB,
AAA	2,000	5.00%, 11/01/34, FSA	11/14 @ 100	2,085,520
AAA	3,235	5.00%, 11/01/37, FSA	11/14 @ 100	3,366,600
AAA	9,555	Ser. A, 5.00%, 11/01/38, FGIC	05/09 @ 101	9,800,945
				16,085,585
		Illinois—15.6%
AAA	11,550	Chicago Spec. Transp. RB, 5.25%, 1/01/31, AMBAC	01/11 @ 101	12,180,861
		Met. Pier & Exposition Auth. Ded. St. Tax RB, McCormick Place Expansion Proj.,
AAA	24,010	Ser. A, 5.00%, 12/15/28, MBIA	06/12 @ 101	24,901,491
AAA	15,000	Ser. B, Zero Coupon, 6/15/28, MBIA	No Opt. Call	5,477,850
AAA	6,165	Mun. Elec. Agcy. Pwr. Sply. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	6,125,606
AAA	14,875	Vlg. of Bolingbrook GO, Ser. A, 4.75%, 1/01/38, MBIA	01/15 @ 100	15,057,665
				63,743,473
		Indiana—1.2%
AAA	4,725	Mun. Pwr. Agcy. Pwr. Sply. Sys. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	4,717,629
		Louisiana—1.4%
AAA	5,450	Gas & Fuels Tax RB, Ser. A, 5.00%, 5/01/35, FGIC	05/15 @ 100	5,674,921
		Massachusetts—7.6%
AAA	24,000	Tpke. Auth. Met. Hwy. Sys. RB, Ser. A, 5.00%, 1/01/39, AMBAC	01/09 @ 101	24,528,000
AA	5,985	Wtr. Res. Auth. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	6,246,066
				30,774,066
		Michigan—1.3%
AAA	5,000	Detroit RB, Ser. A, 5.00%, 7/01/32, FSA	07/13 @ 100	5,177,750
		Missouri—1.0%
AAA	4,100	Joint Mun. Elec. Util. Comm. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	01/16 @ 100	4,155,637

See Notes to Financial Statements.

BlackRock Insured Municipal Income Trust (BYM) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		Nebraska—1.1%
AA	$ 4,280	Omaha Pub. Pwr. Dist. Elec. Sys. RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	$ 4,311,715
		Nevada—9.6%
AAA	6,000[3]	Reno RB, Transp. Proj., 5.125%, 6/01/12, AMBAC	N/A	6,447,540
		Truckee Meadows Wtr. Auth. RB,
AAA	10,000	4.875%, 7/01/34, XLCA	07/16 @ 100	10,238,500
AAA	10,000	Ser. A, 5.00%, 7/01/25, FSA	07/11 @ 100	10,323,100
AAA	6,500	Ser. A, 5.125%, 7/01/30, FSA	07/11 @ 100	6,770,985
AAA	5,000[3]	Ser. A, 5.25%, 7/01/11, FSA	N/A	5,357,200
				39,137,325
		New York—4.4%
AAA	7,305	New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. RB, Ser. C, 5.00%, 6/15/35, AMBAC	06/14 @ 100	7,639,423
AAA	10,000	New York City Trust Cultural Recs. RB, American Museum of Natural History Proj.,
		Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	10,406,200
				18,045,623
		Ohio—4.6%
AAA	12,280	Air Qual. Dev. Auth. PCRB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	07/15 @ 100	12,482,374
AAA	6,000	Wtr. Dev. Auth. PCRB, Dayton Pwr. & Lt. Co. Proj., Ser. A, 4.80%, 1/01/34, FGIC	07/15 @ 100	6,120,720
				18,603,094
		Pennsylvania—2.7%
BBB	5,000	Lebanon Cnty. Hlth. Facs. Auth. RB, Good Samaritan Hosp. Proj., 6.00%, 11/15/35	11/12 @ 101	5,385,600
AAA	5,200[3]	Philadelphia Gas Wks. RB, Ser. 3, 5.125%, 8/01/11, FSA	N/A	5,548,504
				10,934,104
		South Carolina—7.8%
AAA	5,000	Pub. Svc. Auth. RB, Ser. B, 5.50%, 1/01/36, FSA	01/12 @ 100	5,350,950
		Transp. Infrastructure Bank RB,
AAA	12,750	Ser. A, 5.00%, 10/01/33, AMBAC	10/12 @ 100	13,194,338
AAA	12,660	Ser. B, 5.125%, 10/01/26, AMBAC	10/11 @ 100	13,339,082
				31,884,370
		Tennessee—4.0%
		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. RB,
AAA	11,705	Ser. A, Zero Coupon, 1/01/22, FSA	01/13 @ 59.566	5,103,146
AAA	9,260	Ser. A, Zero Coupon, 1/01/23, FSA	01/13 @ 56.016	3,791,877
AAA	8,500	Ser. A, Zero Coupon, 1/01/24, FSA	01/13 @ 52.749	3,275,645
AAA	6,850	Ser. A, Zero Coupon, 1/01/25, FSA	01/13 @ 49.712	2,484,701
AAA	5,000	Ser. A, Zero Coupon, 1/01/26, FSA	01/13 @ 46.781	1,703,550
				16,358,919
		Texas—25.7%
AAA	10,030	Coppell Indpt. Sch. Dist. GO, Zero Coupon, 8/15/30, PSF	No Opt. Call	3,267,373
AAA	2,350	Dallas Area Rapid Trans. RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,419,583
		Harris Cnty. GO,
AAA	7,485	Zero Coupon, 8/15/25, MBIA	No Opt. Call	3,145,272
AAA	10,915	Zero Coupon, 8/15/28, MBIA	No Opt. Call	3,938,569
		Harris Cnty. Sports Auth. RB,
AAA	26,890	Ser. A-3, Zero Coupon, 11/15/38, MBIA	11/24 @ 43.826	4,816,268
AAA	27,675	Ser. A-3, Zero Coupon, 11/15/39, MBIA	11/24 @ 41.258	4,657,979
AAA	5,785	Ser. H, Zero Coupon, 11/15/38, MBIA	11/31 @ 64.91	1,087,580
AAA	6,160	Ser. H, Zero Coupon, 11/15/39, MBIA	11/31 @ 60.976	1,085,207
AAA	5,510	Harris Cnty. Toll Rd. RB, 5.00%, 8/15/30, FSA	08/12 @ 100	5,704,338
AAA	6,000	Lower Colorado River Auth. RB, 4.75%, 5/15/36, AMBAC	05/11 @ 100	6,044,760
AAA	1,045	Montgomery Cnty. Mun. Util. Dist. No. 46 Wtr. Wks. & Swr. Sys. GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	1,060,111
AAA	9,500	Northside Indpt. Sch. Dist., Sch. Bldg. Rmkt. GO, 5.125%, 6/15/29, PSF	06/14 @ 100	10,012,715
AAA	3,000	Pearland GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	3,069,000
		San Antonio Wtr. RB,
AAA	9,350	5.125%, 5/15/29, FGIC	05/14 @ 100	9,881,454
AAA	10,000	5.125%, 5/15/34, FGIC	05/14 @ 100	10,514,700
AAA	30,145	Tpke. Auth. Central Sys. RB, Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	30,969,767
BBB+	3,000	Tyler Cnty. Hlth. Facs. Dev. RB, Mother Frances Hosp. Proj., 6.00%, 7/01/31	07/12 @ 100	3,202,620
				104,877,296

See Notes to Financial Statements.

BlackRock Insured Municipal Income Trust (BYM) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		Virginia—1.9%
		Chesterfield Cnty. Indl. Dev. Auth. PCRB, Elec. & Pwr. Co. Proj.,
Baa1	$ 3,000	Ser. A, 5.875%, 6/01/17	11/10 @ 102	$ 3,275,790
Baa1	4,000	Ser. B, 5.875%, 6/01/17	11/10 @ 102	4,367,720
				7,643,510
		Washington—10.8%
AAA	9,610	Central Washington Univ. Sys. RB, 5.00%, 5/01/34, FGIC	05/14 @ 100	9,987,000
AAA	3,655	Chelan Cnty. Pub. Util. Dist. 1 RB, Chelan Hydro Sys. Proj., Ser. C, 5.125%, 7/01/33, AMBAC	07/12 @ 100	3,804,745
		Hlth. Care Facs. Auth. RB, Providence Hlth. Care Svcs. Proj.,
AAA	3,000	4.50%, 10/01/35, FGIC	10/16 @ 100	2,966,310
AAA	4,110	Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	4,131,249
AAA	2,200	King Cnty. Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	2,296,470
AAA	4,500	Port of Seattle RB, Ser. A, 5.00%, 4/01/31, FGIC	10/11 @ 100	4,617,225
AAA	9,500	Seattle GO, Ser. F, 5.125%, 12/15/28, MBIA	12/08 @ 100	9,719,260
AAA	6,380	Washington GO, Ser. A, 5.00%, 7/01/25, FSA	07/11 @ 100	6,617,145
				44,139,404
		West Virginia—0.3%
AAA	1,295	Econ. Dev. Auth. RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,357,509
		Total Long-Term Investments (cost $566,869,007)		601,754,725
		SHORT-TERM INVESTMENTS—7.6%
		Delaware—1.2%
A-1+	4,700[4]	Econ. Dev. Auth. RB, Hosp. Billing Proj., Ser. B, 3.43%, 9/06/06, FRWD	N/A	4,700,000
		Ohio—4.3%
VMIG1	7,000[4]	Hamilton Cnty. Hosp. Facs. RB, Ser. A, 3.37%, 9/06/06, FRWD	N/A	7,000,000
VMIG1	10,605[4]	Univ. of Akron RB, 3.41%, 9/07/06, FGIC, FRWD	N/A	10,605,000
				17,605,000
	Shares
	(000)
		Money Market Funds—2.1%
NR	8,550	AIM Tax Free Cash Reserve Portfolio	N/A	8,550,000
		Total Short-Term Investments (cost $30,855,000)		30,855,000
		Total Investments —155.3% (cost $597,724,0075)		$ 632,609,725
		Other assets in excess of liabilities—0.9%		3,803,120
		Preferred shares at redemption value, including dividends payable—(56.2)%		(229,074,736)
		Net Assets —100%		$ 407,338,109

1Using the highest of S&P’s, Moody’s or Fitch’s ratings.
2Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
4For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of August 31, 2006.
5Cost for Federal income tax purposes is $597,701,813. The net unrealized appreciation on a tax basis is $34,907,912, consisting of $34,945,582 gross unrealized appreciation and $37,670 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 86.5% of the Trust's managed assets. The Trusts had the following insurance concentrations:

AMBAC	— 21.7%
FGIC	— 23.3%
FSA	— 14.7%
MBIA	— 20.9%
PSF	— 2.1%
XCLA	— 2.5%
Other	— 1.3%

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	PCRB	— Pollution Control Revenue Bond
FRWD	— Floating Rate Weekly Demand	PSF	— Public School Fund Guaranteed
FSA	— Financial Security Assurance	RB	— Revenue Bond
GO	— General Obligation	XLCA	— XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006

BlackRock Municipal Bond Trust (BBK)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		LONG-TERM INVESTMENTS—153.5%
		Alabama—5.0%
AAA	$ 470	Birmingham Wtr. Wks. & Swr. Brd. RB, Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$465,512
A2	7,500	Huntsville Hlth. Care Auth. RB, Ser. A, 5.75%, 6/01/31	06/11 @ 101	7,929,750
				8,395,262
		Arizona—0.7%
		San. Luis Fac. Dev. Corp. RB, Regl. Detention Ctr. Proj.,
NR	300	6.25%, 5/01/15	05/10 @ 107	303,417
NR	300	7.00%, 5/01/20	05/10 @ 107	303,957
NR	600	7.25%, 5/01/27	05/10 @ 107	612,720
				1,220,094
		California—7.5%
A+	1,800	California GO, 5.00%, 6/01/34	12/14 @ 100	1,865,016
		Cnty. Tobacco Sec. Agcy. RB,
BBB-	850	Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	81,447
BB	4,500	Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.90	200,160
NR	5,750	Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	167,383
AAA	5,735	Golden St. Tobacco Sec. Corp. RB, 5.00%, 6/01/45, AMBAC	06/15 @ 100	5,931,481
AA-	2,660	Univ. of California RB, Ser. B, 4.75%, 5/15/38	05/13 @ 101	2,697,479
NR	1,585	Val Verde Unified Sch. Dist. ST, 6.25%, 10/01/28	10/13 @ 102	1,669,591
				12,612,557
		Colorado—0.8%
AAA	635	Colorado Springs Utils. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	657,193
Baa2	635	Park Creek Met. Dist. Ppty. Tax RB, 5.50%, 12/01/37	12/15 @ 101	656,533
				1,313,726
		District of Columbia—11.0%
AAA	33,450	Georgetown Univ. RB, Ser. A, Zero Coupon, 4/01/38, MBIA	04/11 @ 20.243	5,410,538
A	595	Friendship Pub. Charter Sch. Income Proj. RB, 5.25%, 6/01/33, ACA	06/14 @ 100	609,000
AAA	6,000	Gallary Place Proj. TA, 5.40%, 7/01/31, FSA	07/12 @ 100	6,367,920
BBB	5,580	Tobacco Settlement Fin. Corp. RB, 6.75%, 5/15/40	05/11 @ 101	6,035,216
				18,422,674
		Florida—19.7%
BBB+	1,535	Halifax Hosp. Med. Ctr. RB, Ser. A, 5.00%, 6/01/38	06/16 @ 100	1,557,350
AAA	770	JEA RB, Wtr. & Swr. Sys. Proj., Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	776,268
BB+	6,200	Martin Cnty. Indl. Dev. Auth. RB, Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25, AMT	10/06 @ 101	6,270,246
BB+	2,810	Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,166,195
A+	10,000	Orange Cnty. Hlth. Facs. Auth. RB, Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	10,705,200
AAA	1,845	Orange Cnty. Tourist Dev. Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	1,884,963
AAA	7,255	Palm Beach Cnty. Hsg. Fin. Auth. Multi-Fam. RB, Indian Trace Apts. Proj., Ser. A,
		5.625%, 1/01/44, FSA, AMT	01/12 @ 100	7,474,173
NR	990	Stevens Plantation Cmnty. Dev. Dist. SA, Ser. A, 7.10%, 5/01/35	05/14 @ 100	1,038,599
				32,872,994
		Georgia—3.9%
AAA	1,250	Atlanta Arpt. Passenger Fac. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	1,300,813
AAA	5,000	Atlanta Wtr. & Wstwtr. RB, 5.00%, 11/01/37, FSA	11/14 @ 100	5,203,400
				6,504,213
		Illinois—21.2%
AAA	23,065	Bolingbrook GO, Ser. B, Zero Coupon, 1/01/36, FGIC	01/12 @ 23.018	4,212,130
NR	1,150[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,169,308
		Chicago GO,
AAA	4,285[4]	5.50%, 1/01/11, MBIA	N/A	4,640,912
AAA	1,540	5.50%, 1/01/38, MBIA	01/11 @ 101	1,644,320
AAA	55[4]	Ser. A, 5.50%, 1/01/11, MBIA	N/A	59,568
BBB	6,000	Edl. Facs. Auth. Student Hsg. RB, Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/34	05/07 @ 100	6,089,580
		Fin. Auth. RB,
BB+	420	Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	427,556
Baa2	525	Student Hsg. MJH Ed. Asst. Living Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	532,261
Baa3	425	Student Hsg. MJH Ed. Asst. Living Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	430,755
A	6,000	Hlth. Facs. Auth. RB, Lake Forest Hosp. Proj., Ser. A, 5.75%, 7/01/29	07/12 @ 100	6,401,940

See Notes to Financial Statements.

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		Illinois—(cont’d)
		Met. Pier & Exposition Auth. Ded. St. Tax RB, McCormick Place Expansion Proj.,
AAA	$10,000	Ser. A, Zero Coupon, 6/15/35, MBIA	No Opt. Call	$ 2,575,700
AAA	10,000	Ser. A, Zero Coupon, 12/15/36, MBIA	No Opt. Call	2,399,900
AAA	10,000	Ser. A, Zero Coupon, 12/15/37, MBIA	No Opt. Call	2,282,400
AAA	2,535	Mun. Elec. Agcy. Pwr. Sply. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	2,518,801
				35,385,131
		Indiana—3.8%
		Hlth. Fac. Fin. Auth. RB, Clarian Hlth. Oblig. Grp. B Proj.,
A+	1,275	5.00%, 2/15/30	02/16 @ 100	1,313,671
A+	955	5.00%, 2/15/33	02/16 @ 100	981,014
Aa2	1,970	Multi-Fam. Hsg. RB, Canterbury House Apts. Proj., Ser. 1, 5.90%, 12/01/34, AMT	12/11 @ 100	2,063,260
AAA	1,950	Mun. Pwr. Agcy. Pwr. Sply. Sys. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	1,946,958
				6,304,903
		Kansas—3.2%
A-	5,000	Wichita Arpt. Auth. Arpt. Facs. RB, Cessna Citation Svc. Ctr. Proj., Ser. A, 6.25%, 6/15/32, AMT	06/12 @ 101	5,383,750
		Maryland—3.3%
NR	1,250	Baltimore ST, Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,334,500
NR	3,000	Frederick Cnty. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. B, 6.25%, 7/01/30	07/07 @ 102	3,045,240
BBB+	1,040	Hlth. & Higher Edl. Facs. Auth. RB, Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	08/14 @ 100	1,095,286
				5,475,026
		Massachusetts—0.9%
AA	1,450	Wtr. Res. Auth. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	1,513,249
		Michigan—0.7%
A1	1,065	Hosp. Fin. Auth. RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	11/16 @ 100	1,115,449
		Missouri—0.7%
AAA	1,060	Joint Mun. Elec. Util. Comm. RB, Plum Point Proj., 5.00%, 1/01/34, MBIA	01/16 @ 100	1,114,749
		Multi-State—7.1%
Baa1	10,500[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	11,894,925
		Nebraska—1.1%
AA	1,760	Omaha Pub. Pwr. Dist. Elec. Sys. RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	1,773,042
		Nevada—2.9%
A+	1,325	Clark Cnty. Econ. Dev. RB, Alexander Dawson Sch. Proj., 5.00%, 5/15/29	05/16 @ 100	1,362,842
NR	1,400	Las Vegas Spec. Impvt. Dist. No. 809 RB, Summerlin Area Proj., 5.65%, 6/01/23	12/06 @ 103	1,437,982
AAA	2,000	Truckee Meadows Wtr. Auth. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	2,047,700
				4,848,524
		New Jersey—9.8%
		Econ. Dev. Auth.,
BBB	1,500	Cigarette Tax RB, 5.50%, 6/15/31	06/14 @ 100	1,577,400
B	3,000	Continental Airlines, Inc. Proj. RB, 7.20%, 11/15/30, AMT	11/10 @ 101	3,151,770
Baa3	7,500	Kapkowski Rd. Landfill Proj. SA, 6.50%, 4/01/28	No Opt. Call	9,043,350
BBB-	1,500	Winchester Proj. RB, Ser. A, 5.80%, 11/01/31	11/14 @ 100	1,597,410
NR	915	Middlesex Cnty. Impvt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	940,098
				16,310,028
		New York—14.1%
NR	455	Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	451,574
AAA	1,330	Env. Facs. Corp. St. Clean Wtr. & Drinking Wtr. RB, NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	06/12 @ 100	1,384,663
AA-	8,285	Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	9,359,813
AAA	1,760	Met. Transp. Auth. Svc. Contract RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	1,828,235
B	8,100	New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt. Proj.,
		7.75%, 8/01/31, AMT	08/16 @ 101	9,395,676
AA-	1,050	New York GO, Ser. A, 5.00%, 8/01/31	08/16 @ 100	1,098,374
				23,518,335
		North Carolina—1.9%
NR	2,945	Gaston Cnty. Indl. Facs. Fin. Auth. PCRB, 5.75%, 8/01/35, AMT	08/15 @ 100	3,119,609
		Ohio—2.6%
AAA	4,220	Air Qual. Dev. Auth. PCRB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	07/15 @ 100	4,289,546
		Oklahoma—1.2%
B	1,725	Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	1,934,657
		Oregon—0.3%
Aa2	555	Multi-Fam. Hsg. RB, Pacific Tower Apts. Proj., Ser. 6, 6.05%, 11/01/34, AMT	12/11 @ 100	578,826

See Notes to Financial Statements.

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		Pennsylvania—3.1%
BB-	$ 4,895	Econ. Dev. Fin. Auth. Exempt Facs. RB, Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36, AMT	12/09 @ 103	$ 5,259,678
		Puerto Rico—1.6%
BBB	2,650	Comnwlth. Pub. Impvt. GO, Ser. B, 5.00%, 7/01/35	07/16 @ 100	2,715,985
		South Carolina—0.7%
		Jobs Econ. Dev. Auth. Hosp. Facs. RB, Palmetto Hlth. Proj.,
BBB+	890[4]	Ser. C, 7.00%, 8/01/13	N/A	1,060,266
BBB+	110	Ser. C, 7.00%, 8/01/30	08/13 @ 100	127,570
				1,187,836
		Texas—17.4%
BBB-	1,005	Brazos River Auth. PCRB, TXU Energy Co. LLC Proj., 5.00%, 3/01/41	03/11 @ 100	1,002,638
AAA	940	Dallas Area Rapid Trans. RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	967,833
AAA	11,690	Harris Cnty. Houston Sports Auth. RB, Ser. G, Zero Coupon, 11/15/41, MBIA	11/31 @ 53.779	1,780,971
AAA	605	Lower Colorado River Auth. RB, Ser. A, 5.00%, 5/15/31, MBIA	05/13 @ 100	628,293
AAA	430	Montgomery Cnty. Mun. Util. Dist. No. 46 Wtr. Wks. & Swr. Sys. GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	436,218
Aa2	2,825	Multi-Fam. Hsg. RB, Copperwood Ranch Apts. Proj., Ser. 9, 5.95%, 11/01/35, AMT	12/11 @ 100	2,944,780
		Tpke. Auth. Central Sys. RB,
AAA	60,000	Zero Coupon, 8/15/35, AMBAC	08/12 @ 25.665	11,797,800
AAA	2,115	Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	2,172,866
BBB+	6,840	Tyler Cnty. Hlth. Facs. Dev. RB, Mother Frances Hosp. Proj., 6.00%, 7/01/31	07/12 @ 100	7,301,974
				29,033,373
		Washington—1.6%
AAA	1,690	Hlth. Care Facs. Auth. RB, Providence Hlth. Care Svcs. Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	1,698,738
AAA	905	King Cnty. Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	944,684
				2,643,422
		West Virginia—0.3%
AAA	520	Econ. Dev. Auth. RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	545,100
		Wisconsin—5.4%
		Hlth. & Edl. Facs. Auth. RB,
A-	1,350	Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	1,500,849
A	7,000	Wheaton Franciscan Svcs. Proj., 5.75%, 8/15/30	02/12 @ 101	7,476,420
				8,977,269
		Total Long-Term Investments (cost $237,079,175)		256,263,932
	Shares
	(000)
		MONEY MARKET FUND—0.8%
NR	1,400	AIM Tax Free Cash Reserve Portfolio (cost $1,400,000)	N/A	1,400,000
		Total Investments—154.3% (cost $238,479,1755)		$ 257,663,932
		Liabilities in excess of other assets —(0.1)%		(230,834)
		Preferred shares at redemption value, including dividends payable—(54.2)%		(90,538,232)
		Net Assets—100%		$ 166,894,866

1Using the highest of S&P’s, Moody’s or Fitch’s ratings.
2Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2006, the Trust held 7.8% of its net assets, with a current market value of $13,064,233, in securities restricted as to resale.
4This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
5Cost for Federal income tax purposes is $238,483,655. The net unrealized appreciation on a tax basis is $19,180,277, consisting of $19,256,543 gross unrealized appreciation and $76,266 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	PCRB	— Pollution Control Revenue Bond
AMBAC	— American Municipal Bond Assurance Corp.	RB	— Revenue Bond
AMT	— Subject to Alternative Minimum Tax	SA	— Special Assessment
FGIC	— Financial Guaranty Insurance Co.	ST	— Special Tax
FSA	— Financial Security Assurance	TA	— Tax Allocation
GO	— General Obligation	XLCA	— XL Capital Assurance
MBIA	— Municipal Bond Insurance Assoc.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006

BlackRock Municipal Income Trust II (BLE)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		LONG-TERM INVESTMENTS—156.6%
		Alabama—0.3%
AAA	$ 1,010	Birmingham Wtr. Wks. & Swr. Brd. RB, Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$ 1,000,355
		California—7.2%
A	2,250	Agua Caliente Band RB, Cahuilla Indians Proj., 6.00%, 7/01/18	07/13 @ 100	2,432,272
A+	2,700	California GO, 5.00%, 6/01/34	12/14 @ 100	2,797,524
		Cnty. Tobacco Sec. Agcy. RB,
BBB-	1,840	Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	176,309
BB	9,710	Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.90	431,901
NR	12,410	Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	361,255
A	3,500	Mobilehome Park Fin. Auth. RB, Palomar Estates East & West Proj., Ser. A,
		5.25%, 3/15/34, ACA	03/13 @ 102	3,636,395
NR	4,620	San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist. ST, Mission Bay South Proj.,
		6.625%, 8/01/27	08/11 @ 101	4,988,214
A+	5,000	Statewide Cmnty. Dev. Auth. RB, Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,290,200
AA-	5,755	Univ. of California RB, Ser. B, 4.75%, 5/15/38	05/13 @ 101	5,836,088
				25,950,158
		Colorado—4.9%
AAA	1,375	Colorado Springs Utils. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	1,423,057
AA	10,000[3]	Hlth. Facs. Auth. RB, Catholic Hlth. Initiatives Proj., Ser. A,
		5.50%, 3/01/32	ETM	10,638,700
AAA	4,000	Northwest Pkwy. Pub. Hwy. Auth. RB, Ser. A, 5.25%, 6/15/41, FSA	06/11 @ 102	4,218,600
Baa2	1,375	Park Creek Met. Dist. Ppty. Tax RB, 5.50%, 12/01/37	12/15 @ 101	1,421,626
				17,701,983
		District of Columbia—6.2%
A	1,265	Friendship Pub. Charter Sch. Income Proj. RB, 5.25%, 6/01/33, ACA	06/14 @ 100	1,294,765
		Tobacco Settlement Fin. Corp. RB,
BBB	7,500	6.50%, 5/15/33	No Opt. Call	8,637,450
BBB	11,500	6.75%, 5/15/40	05/11 @ 101	12,438,170
				22,370,385
		Florida—15.1%
NR	65	Fishhawk Cmnty. Dev. Dist. II TA, Ser. B, 5.00%, 11/01/07	No Opt. Call	64,796
AAA	1,670	JEA RB, Wtr. & Swr. Sys. Proj., Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	1,683,594
NR	4,780	Lakes by the Bay So. Cmnty. Dev. Dist. RB, Ser. A, 6.25%, 5/01/34	05/14 @ 101	5,096,627
BBB+	2,650	Leesburg Hosp. RB, Leesburg Regl. Med. Ctr. Proj., 5.50%, 7/01/32	07/12 @ 100	2,749,825
NR4	3,125	Live Oak Comm. Dev. Dist. No. 1 SA, Ser. A, 6.30%, 5/01/34	05/13 @ 101	3,271,375
BB+	6,230	Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	7,019,715
AAA	1,000	Miami Dade Cnty. RB, Miami Intl. Arpt. Proj., Ser. B, 5.00%, 10/01/37, FGIC	10/14 @ 100	1,038,980
A+	6,850	Orange Cnty. Hlth. Facs. Auth. RB, Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	7,333,062
AAA	3,990	Orange Cnty. Tourist Dev. Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	4,076,423
AA-	14,000[5]	Pinellas Cnty. Hlth. Fac. Auth. RB, Baycare Hlth. Sys. Proj., 5.50%, 5/15/13	N/A	15,376,480
NR	2,065	Stevens Plantation Cmnty. Dev. Dist. SA, Ser. A, 7.10%, 5/01/35	05/14 @ 100	2,166,371
NR	4,575	Sumter Cnty. Ind. Dev. Auth. RB, No. Sumter Util. Co. LLC Proj., 6.90%, 10/01/34, AMT	10/09 @ 100	4,778,725
				54,655,973
		Georgia—1.5%
AAA	205	Atlanta Arpt. Passenger Fac. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	213,333
BBB	5,000	Milledgeville-Baldwin Cnty. Dev. Auth. RB, Georgia Coll. & St. Univ. Fndtn. Proj.,
		5.625%, 9/01/30	09/14 @ 101	5,326,950
				5,540,283
		Illinois—18.1%
AAA	4,000[5]	Bolingbrook GO, Ser. A, 5.375%, 1/01/12, FGIC	N/A	4,326,640
NR	2,470[6]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,511,471
AAA	4,290	Chicago O’Hare Intl. Arpt. RB, Ser. C-2, 5.25%, 1/01/30, FSA, AMT	01/14 @ 100	4,499,395
		Fin. Auth. RB,
A+	7,500[5]	Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/09	N/A	7,998,075
BB+	910	Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	926,371
AA+	1,880	Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	2,013,386

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		Illinois—(cont’d)
Baa2	$ 1,125	Student Hsg. MJH Ed. Asst. Living Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	$ 1,140,559
Baa3	900	Student Hsg. MJH Ed. Asst. Living Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	912,186
A	8,000	Hlth. Facs. Auth. RB, Elmhurst Mem. Hosp. Proj., 5.50%, 1/01/22	01/13 @ 100	8,448,720
		Met. Pier & Exposition Auth. Ded. St. Tax RB, McCormick Place Expansion Proj.,
AAA	45,190	Ser. A, Zero Coupon, 6/15/33, MBIA	No Opt. Call	12,824,018
AAA	5,000	Ser. A, Zero Coupon, 6/15/40, MBIA	No Opt. Call	1,007,400
AAA	5,490	Mun. Elec. Agcy. Pwr. Sply. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	5,454,919
AAA	15,000	Sports Facs. Auth. Ded. St. Tax Supported RB, 5.25%, 6/15/30, AMBAC	06/15 @ 101	13,571,700
				65,634,840
		Indiana—9.9%
		Hlth. Fac. Fin. Auth. RB,
AA	5,000	Ascension Hlth. Proj., Ser. F, 5.375%, 11/15/25	11/12 @ 101	5,275,350
A+	2,765	Clarian Hlth. Oblig. Grp. B Proj., 5.00%, 2/15/30	02/16 @ 100	2,848,863
A+	2,075	Clarian Hlth. Oblig. Grp. B Proj., 5.00%, 2/15/33	02/16 @ 100	2,131,523
AAA	19,735[5]	Indianapolis Local Pub. Impvt. Bond Bank RB, Wtr. Wks. Proj., Ser. A, 5.25%, 7/01/12, MBIA	N/A	21,354,454
AAA	4,200	Mun. Pwr. Agcy. Pwr. Sply. Sys. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	4,193,448
				35,803,638
		Maryland—1.8%
NR	3,000	Frederick Cnty. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.95%, 7/01/30	07/07 @ 102	3,045,480
		Hlth. & Higher Edl. Facs. Auth. RB,
BBB+	2,240	Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	08/14 @ 100	2,359,078
A	1,000	Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	1,055,400
				6,459,958
		Massachusetts—0.9%
AA	3,145	Wtr. Res. Auth. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	3,282,185
		Michigan—0.7%
A1	2,305	Hosp. Fin. Auth. RB, Henry Ford Hlth. Sys. Proj., Ser. A, 5.25%, 11/15/46	11/16 @ 100	2,414,188
		Mississippi—1.6%
BBB	4,950	Lowndes Cnty. Sld. Wst. Disp. PCRB, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	5,977,967
		Missouri—2.5%
NR	6,000	Dept. of Transp. RB, Rt. 370/Missouri Bottom Rd./Taussig Rd. Proj., 7.20%, 5/01/33	05/13 @ 100	6,712,920
AAA	2,305	Joint Mun. Elec. Util. Comm. RB, Plum Point Proj., 5.00%, 1/01/34, MBIA	01/16 @ 100	2,424,053
				9,136,973
		Multi-State—3.7%
		Charter Mac Equity Issuer Trust,
A3	1,000[6]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,070,190
A3	3,500[6]	Ser. A, 6.00%, 4/30/19	No Opt. Call	3,845,660
Baa1	5,000[6]	Ser. B, 6.00%, 4/30/15	No Opt. Call	5,250,550
Baa1	3,000[6]	Ser. B, 6.30%, 4/30/19	No Opt. Call	3,219,270
				13,385,670
		Nevada—2.8%
A+	2,855	Clark Cnty. Econ. Dev. RB, Alexander Dawson Sch. Proj., 5.00%, 5/15/29	05/16 @ 100	2,936,539
NR	2,675	Henderson Local Impvt. Dist. No. T-14 SA, 5.80%, 3/01/23	03/07 @ 103	2,765,549
AAA	4,400	Truckee Meadows Wtr. Auth. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	4,504,940
				10,207,028
		New Jersey—12.4%
		Econ. Dev. Auth. RB,
BBB	9,000	Cigarette Tax RB, 5.50%, 6/15/31	06/14 @ 100	9,464,400
BBB	4,000	Cigarette Tax RB, 5.75%, 6/15/34	06/14 @ 100	4,268,280
B	10,100	Continental Airlines, Inc. Proj. RB, 7.20%, 11/15/30, AMT	11/10 @ 101	10,610,959
Baa3	7,475	Kapkowski Rd. Landfill Proj. SA, 6.50%, 4/01/28	No Opt. Call	9,013,205
Baa3	10,000	Kapkowski Rd. Landfill Proj. RB, 6.50%, 4/01/31, AMT	No Opt. Call	11,733,400
				45,090,244
		New Mexico—1.4%
Baa1	5,200	Hsg. Auth. Region III RB, Villa Delaware Oso Apts. Proj., Ser. A, 6.00%, 1/01/38	01/13 @ 102	5,230,472

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		New York—11.2%
NR	$ 985	Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	$977,583
AAA	2,845	Env. Facs. Corp. St. Clean Wtr. & Drinking Wtr. RB, NYC Mun. Wtr. Proj., Ser. B,
		5.00%, 6/15/31	06/12 @ 100	2,961,930
AA-	12,150	Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	13,726,219
AAA	3,775	Met. Transp. Auth. Svc. Contract RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	3,921,357
B	6,700	New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt. Proj.,
		7.75%, 8/01/31, AMT	08/16 @ 101	7,771,732
AA-	2,330	New York GO, Ser. A, 5.00%, 8/01/31	08/16 @ 100	2,437,343
Caa2	8,800	Port Auth. of NY & NJ RB, Contl./Eastn. LaGuardia Proj., 9.00%, 12/01/10, AMT	10/06 @ 100	8,928,744
				40,724,908
		North Carolina—2.2%
NR	7,500	Gaston Cnty. Indl. Facs. Fin. Auth. PCRB, 5.75%, 8/01/35, AMT	08/15 @ 100	7,944,675
		Ohio—3.9%
AAA	9,140	Air Qual. Dev. Auth. PCRB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	07/15 @ 100	9,290,627
AAA	4,800	Wtr. Dev. Auth. PCRB, Dayton Pwr. & Lt. Co. Proj., Ser. A, 4.80%, 1/01/34, FGIC	07/15 @ 100	4,896,576
				14,187,203
		Oklahoma—1.2%
B	3,925	Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	4,402,045
		Pennsylvania—6.1%
		Econ. Dev. Fin. Auth. RB,
A3	5,175	Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	05/11 @ 101	5,615,393
BB-	10,565	Exempt Facs., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36, AMT	12/09 @ 103	11,352,092
BBB+	5,000	Monroe Cnty. Hosp. Auth. RB, Pocono Med. Ctr. Proj., 6.00%, 1/01/43	01/14 @ 100	5,328,150
				22,295,635
		Puerto Rico—1.6%
BBB	5,755	Comnwlth. Pub. Impvt. GO, Ser. B, 5.00%, 7/01/35	07/16 @ 100	5,898,300
		South Carolina—5.4%
		Greenwood Cnty. Hosp. RB, Self Mem. Hosp. Facs. Proj.,
A	3,280	5.50%, 10/01/26	10/11 @ 100	3,451,380
A	3,250	5.50%, 10/01/31	10/11 @ 100	3,415,263
		Jobs Econ. Dev. Auth. Hosp. Facs. RB,
AA	3,750	Georgetown Mem. Hosp. Proj., 5.375%, 2/01/30, RAA	08/11 @ 100	3,922,950
BBB+	4,450[5]	Palmetto Hlth. Alliance Proj., 6.875%, 8/01/13	N/A	5,267,865
BBB+	550	Palmetto Hlth. Alliance Proj., 6.875%, 8/01/27	08/13 @ 100	632,368
BBB+	2,640	Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,873,851
				19,563,677
		Tennessee—2.6%
AAA	20,405	Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. RB, Ser. A, Zero Coupon, 1/01/21, FSA	01/13 @ 63.44	9,498,119
		Texas—19.2%
BBB-	2,190	Brazos River Auth. PCRB, TXU Energy Co. LLC Proj., 5.00%, 3/01/41	03/11 @ 100	2,184,853
AAA	2,015	Dallas Area Rapid Trans. RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,074,664
BBB	20,000	Gulf Coast Wst. Disp. Auth. Env. Impvt. RB, Ser. A, 6.10%, 8/01/24, AMT	08/12 @ 100	21,609,400
AAA	25,375	Harris Cnty. Houston Sports Auth. RB, Ser. A-3, Zero Coupon, 11/15/36, MBIA	11/24 @ 49.423	5,143,259
AAA	1,945	Los Fresnos Cons. Indpt. Sch. Dist. GO, 5.00%, 8/15/39, PSF	08/16 @ 100	2,020,622
		Lower Colorado River Auth. RB,
AAA	5[5]	Ser. A, 5.00%, 5/15/13, MBIA	N/A	5,376
AAA	1,300	Ser. A, 5.00%, 5/15/31, MBIA	05/13 @ 100	1,350,050
AAA	930	Montgomery Cnty. Mun. Util. Dist. No. 46 Wtr. Wks. & Swr. Sys. GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	943,448
		Tpke. Auth. Central Sys. RB,
AAA	73,370	Zero Coupon, 8/15/36, AMBAC	08/12 @ 24.171	13,586,656
AAA	65,000	Zero Coupon, 8/15/37, AMBAC	08/12 @ 22.708	11,310,650
AAA	27,600	Zero Coupon, 8/15/38, AMBAC	08/12 @ 21.384	4,522,536
AAA	4,575	Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	4,700,172
				69,451,686

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		Virginia—6.2%
NR4	$13,130	Alexandria Redev. & Hsg. Auth. RB, 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	$ 12,707,214
AAA	9,000	Halifax Cnty. Indl. Dev. Auth. Exempt Fac. RB, Old Dominion Elec. Coop. Proj.,
		5.625%, 6/01/28, AMBAC, AMT	06/13 @ 101	9,708,660
				22,415,874
		Washington—1.6%
AAA	3,660	Hlth. Care Facs. Auth. RB, Providence Hlth. Care Svcs. Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	3,678,922
AAA	1,960	King Cnty. Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	2,045,946
				5,724,868
		West Virginia—1.7%
AAA	1,115	Econ. Dev. Auth. RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,168,821
BBB+	5,000	Mason Cnty. PCRB, Appalachian Pwr. Co. Proj., Ser. L, 5.50%, 10/01/22	10/11 @ 100	5,160,200
				6,329,021
		Wisconsin—2.7%
		Hlth. & Edl. Facs. Auth. RB,
A-	3,930	Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	4,369,137
A	5,000	Wheaton Franciscan Svcs. Proj., 5.75%, 8/15/25	02/12 @ 101	5,350,300
				9,719,437
		Total Long-Term Investments (cost $526,921,836)		567,997,748
		SHORT-TERM INVESTMENTS—0.7%
		California—0.0%
A-1	75[7]	Hlth. Facs. Fin. Auth. RB, Scripps Hlth. Proj., Ser. B, 3.18%, 9/06/06, MBIA, FRWD	N/A	75,000
	Shares
	(000)
		Money Market Fund—0.7%
NR	2,400	AIM Tax Free Cash Reserve Portfolio	N/A	2,400,000
		Total Short-Term Investments (cost $2,475,000)		2,475,000
		Total Investments—157.3% (cost $529,396,8368)		$ 570,472,748
		Liabilities in excess of other assets—(0.6)%		(2,252,624)
		Preferred shares at redemption value, including dividends payable—(56.7)%		(205,612,581)
		Net Assets—100%		$ 362,607,543

1Using the highest of S&P’s, Moody’s or Fitch’s ratings.
2Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. 3Security is collateralized by Municipal or U.S. Treasury obligations.
4Security is deemed to be of investment grade quality by the investment advisor.
5This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
6Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2006, the Trust held 4.4% of its net assets, with a current market value of $15,897,141, in securities restricted as to resale.
7For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of August 31, 2006.
8Cost for Federal income tax purposes is $529,375,931. The net unrealized appreciation on a tax basis is $41,096,817, consisting of $43,650,075 gross unrealized appreciation and $2,553,258 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	PCRB	— Pollution Control Revenue Bond
AMBAC	— American Municipal Bond Assurance Corp.	PSF	— Public School Fund Guaranteed
AMT	— Subject to Alternative Minimum Tax	RAA	— Radian Asset Assurance
ETM	— Escrowed to Maturity	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	SA	— Special Assessment
FRWD	— Floating Rate Weekly Demand	ST	— Special Tax
FSA	— Financial Security Assurance	TA	— Tax Allocation
GO	— General ObligationXLCA	XLCA	— XL Capital Assurance
MBIA	— Municipal Bond Insurance Assoc.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006

BlackRock California Insured Municipal Income Trust (BCK)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		LONG-TERM INVESTMENTS—153.4%
		California—153.4%
AAA	$6,500	Benicia Unified Sch. Dist. GO, Ser. B, Zero Coupon, 8/01/23, MBIA	No Opt. Call	$3,033,420
AAA	4,000	California St. GO, 5.00%, 6/01/31, AMBAC	12/14 @ 100	4,186,560
AAA	1,000	California St. Univ. RB, Ser. C, 5.00%, 11/01/38, MBIA	11/15 @ 100	1,050,130
		Ceres Unified Sch. Dist. GO,
AAA	3,055	Ser. B, Zero Coupon, 8/01/30, FGIC	08/12 @ 34.887	805,054
AAA	3,180	Ser. B, Zero Coupon, 8/01/31, FGIC	08/12 @ 32.868	789,053
AAA	3,300	Ser. B, Zero Coupon, 8/01/32, FGIC	08/12 @ 30.966	770,550
AAA	3,440	Ser. B, Zero Coupon, 8/01/33, FGIC	08/12 @ 29.174	755,871
AAA	3,575	Ser. B, Zero Coupon, 8/01/34, FGIC	08/12 @ 27.782	748,069
AAA	3,275	Ser. B, Zero Coupon, 8/01/35, FGIC	08/12 @ 26.186	645,928
Aaa	6,500 [3]	Dept. of Wtr. Res. Pwr. Sply. RB, Ser. A, 5.25%, 5/01/12	N/A	7,107,425
AAA	2,385	Edl. Facs. Auth. RB, Scripps Coll. Proj., 5.00%, 8/01/31, MBIA	08/11 @ 100	2,461,201
		Infrastructure & Econ. Dev. RB,
AAA	2,300 [3]	Bay Area Toll Brdgs. Proj, Ser. A, 5.00%, 1/01/28, AMBAC	N/A	2,564,270
AAA	4,500	Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	4,727,790
A3	2,600	Kaweah Delta Hlth. Care Dist. RB, 6.00%, 8/01/34	08/12 @ 102	2,821,702
AAA	2,000	Long Beach Unified Sch. Dist. GO, Ser. D, 5.00%, 8/01/31, FSA	08/10 @ 101	2,068,360
		Los Angeles Dept. of Wtr. & Pwr. RB,
AAA	5,000	Ser. A, 5.00%, 7/01/43	07/12 @ 100	5,162,600
AAA	5,000	Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,162,150
AAA	5,000	Los Angeles Unified Sch. Dist. GO, Ser. E, 5.125%, 1/01/27, MBIA	07/12 @ 100	5,265,300
		Los Angeles Wstwtr. Sys. RB,
AAA	5,000	Ser. A, 5.00%, 6/01/27, MBIA	06/13 @ 100	5,232,550
AAA	6,025	Ser. A, 5.00%, 6/01/32, FGIC	06/12 @ 100	6,240,092
AAA	1,100	Murrieta Valley Univ. Sch. Dist. Pub. Fin. Auth. ST, Ser. A, 4.75%, 9/01/36	09/16 @ 100	1,115,026
AAA	5,000	No. California Pwr. Agcy. Pub. Pwr. RB, Hydroelec. Proj. 1, Ser. A, 5.00%, 7/01/28, MBIA	07/08 @ 101	5,134,900
AAA	2,500 [3]	No. Orange Cnty. Cmnty. Coll. Dist. GO, Ser. A, 5.00%, 8/01/12, MBIA	N/A	2,702,025
AAA	700	Palm Springs Univ. Sch. Dist. GO, Election 2004, Ser. A, 4.50%, 8/01/35, FSA	08/14 @ 102	701,638
AAA	5,000	Pub. Wks. Brd. Dept. of Gen. Svcs. RB, Ser. A, 5.00%, 12/01/27, AMBAC	12/12 @ 100	5,206,000
AAA	5,000	Riverside Unified Sch. Dist. GO, Ser. A, 5.00%, 2/01/27, FGIC	02/12 @ 101	5,225,200
AAA	5,295	San Diego Cnty. Wtr. Auth. COP, Ser. A, 5.00%, 5/01/32, MBIA	05/12 @ 101	5,507,171
AAA	4,805	San Diego Redev. Agcy. TA, Ctr. City Proj., Ser. A, 5.00%, 9/01/28, MBIA	09/11 @ 101	4,991,146
AAA	4,000	San Diego Univ. Fndtn. Aux. Org. RB, Ser. A, 5.00%, 3/01/37, MBIA	03/12 @ 100	4,111,920
AAA	20,000	San Joaquin Hills Transp. Corridor Agcy. Toll Rd. RB, Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	6,419,800
AAA	6,000	San Jose Fin. Auth. RB, Civic Ctr. Proj., Ser. B, 5.00%, 6/01/37, AMBAC	06/12 @ 100	6,158,940
AAA	11,125	Santa Rosa Wstwtr. RB, Ser. B, Zero Coupon, 9/01/27, AMBAC	No Opt. Call	4,248,526
AAA	3,000	Tustin Unified Sch. Dist. ST, Cmnty. Facs. Dist. 97-1 Proj., Ser. A, 5.00%, 9/01/38, FSA	09/12 @ 100	3,090,630
AAA	3,000	West Valley-Mission Cmnty. Coll. Dist. GO, Election 2004 A, 4.75%, 8/01/30, FSA	08/16 @ 100	3,071,340
AAA	4,000	Westlands Wtr. Dist. COP, 5.00%, 9/01/34, MBIA	09/12 @ 101	4,140,560
		Total Long-Term Investments (cost $117,056,606)		123,422,897

See Notes to Financial Statements.

BlackRock California Insured Municipal Income Trust (BCK) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—3.0%
2,400	AIM Tax Free Cash Reserve Portfolio (cost $2,400,000)	$ 2,400,000
	Total Investments—156.4% (cost $119,456,6064)	$ 125,822,897
	Other assets in excess of liabilities —1.4%	1,105,269
	Preferred shares at redemption value, including dividends payable—(57.8)%	(46,510,144)
	Net Assets—100%	$ 80,418,022

1Using the highest of S&P’s, Moody’s or Fitch’s ratings.
2Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
4Cost for Federal income tax purposes is $119,457,123. The net unrealized appreciation on a tax basis is $6,365,774, consisting of $6,365,774 gross unrealized appreciation and $0 gross unrealized depreciation.
The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 91.4% of the Trust’s managed assets. The Trust had the following insurance concentrations:
AMBAC	—	21.6%
FGIC	—	20.9%
FSA	—	7.1%
MBIA	—	39.9%
Other	—	1.9%

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
COP	— Certificate of Participation	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	ST	— Special Tax
FSA	— Financial Security Assurance	TA	— Tax Allocation
GO	— General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006

BlackRock California Municipal Bond Trust (BZA)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		LONG-TERM INVESTMENTS—153.8%
		California—146.6%
AAA	$5,000	Anaheim Pub. Fin. Auth. RB, Pub. Impvt. Proj., Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	$1,480,050
A+	1,175	City of Chula Vista Indl. Dev. RB, San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	12/15 @ 102	1,212,671
A2	4,000	Edl. Facs. Auth. RB, Univ. of San Diego Proj., Ser. A, 5.25%, 10/01/30	10/12 @ 100	4,211,880
BBB	3,845	Foothill/Eastn. Transp. Corridor Agcy. RB, Toll Road Proj., 5.75%, 1/15/40	01/10 @ 101	3,993,225
		Golden St. Tobacco Sec. Corp. RB,
BBB	2,000	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,239,460
BBB	1,000	Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,126,920
AAA	2,500[3]	Ser. B, 5.50%, 6/01/13	N/A	2,762,850
AAA	1,300[3]	Ser. B, 5.625%, 6/01/13	N/A	1,446,276
A+	3,270	Hlth. Facs. Fin. Auth. RB, Insured Hlth. Facs. Valleycare Proj., Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,454,624
		Infrastructure & Econ. Dev. RB,
AAA	3,000[3]	Asian Museum Fndtn. of San Francisco Proj., 5.25%, 6/01/07, MBIA	N/A	3,068,460
AAA	3,100[3]	Bay Area Toll Brdgs. Proj, Ser. A, 5.00%, 1/01/28, AMBAC	N/A	3,456,190
A	3,750	J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	3,875,663
AAA	3,500	Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	3,677,170
A3	1,745	Kaweah Delta Hlth. Care Dist. RB, 6.00%, 8/01/34	08/12 @ 102	1,893,796
		Lathrop Fin. Auth. RB, Wtr. Sply. Proj.,
NR	655	5.90%, 6/01/27	06/13 @ 100	691,176
NR	1,180	6.00%, 6/01/35	06/13 @ 100	1,248,593
		Live Oak Unified Sch. Dist. Cap. Apprec. Election GO,
AAA	705	Ser. B, Zero Coupon, 8/01/29, XLCA	08/18 @ 55.976	218,472
AAA	795	Ser. B, Zero Coupon, 8/01/30, XLCA	08/18 @ 52.942	232,196
AAA	830	Ser. B, Zero Coupon, 8/01/31, XLCA	08/18 @ 50.064	230,308
AAA	865	Ser. B, Zero Coupon, 8/01/32, XLCA	08/18 @ 47.332	226,397
AAA	905	Ser. B, Zero Coupon, 8/01/33, XLCA	08/18 @ 44.74	223,372
AAA	945	Ser. B, Zero Coupon, 8/01/34, XLCA	08/18 @ 42.283	220,440
		Los Angeles Regl. Arpt. Impvt. Corp. Lease RB, American Airlines, Inc. Proj., AMT
B	1,000	Ser. B, 7.50%, 12/01/24	12/12 @ 102	1,107,050
B	680	Ser. C, 7.50%, 12/01/24	12/12 @ 102	752,794
		Multi-Fam. Hsg. RB, AMT
Aa2	2,195	San Lucas Apts. Proj., Ser. 5, 5.95%, 11/01/34	12/11 @ 100	2,288,068
Aa2	2,365	Westgate Courtyard Apts. Proj., Ser. 3, 5.80%, 11/01/34	12/11 @ 100	2,466,127
AAA	750	Murrieta Valley Univ. Sch. Dist. Pub. Fin. Auth. ST, Ser. A, 4.75%, 9/01/36	09/16 @ 100	760,245
AAA	2,400[3]	Orange Cnty. Cmnty. Facs. Dist. ST, Ladera Ranch Proj., Ser. A, 6.00%, 8/15/10	N/A	2,640,936
BBB+	3,000	Palm Springs Mobile Home Park RB, Sahara Mobile Home Park Proj., 5.75%, 5/15/37	05/12 @ 102	3,167,430
AAA	3,000	Palm Springs Univ. Sch. Dist. GO, Election 2004, Ser. A, 4.50%, 8/01/35, FSA	08/14 @ 102	3,007,020
BBB	530	Poll. Ctrl. Sld. Wst. Mgmt. RB, Central Valley Wst. Svc. Proj., Ser. A-2, 5.40%, 4/01/25, AMT	04/15 @ 101	559,563
NR	2,500	San Francisco City & Cnty. Redev. Agcy. Cmnty. Facs. Dist. ST, Mission Bay South Proj.,
		6.25%, 8/01/33	08/11 @ 101	2,647,625
AAA	15,000	Santa Ana Unified Sch. Dist. COP, Zero Coupon, 4/01/29, FSA	No Opt. Call	5,280,300
AAA	2,500	Santa Clara Valley Wtr. Dist. Wtr. Util. Sys. RB, Ser. A, 5.125%, 6/01/31, FGIC	06/10 @ 100	2,577,275
		Statewide Cmnty. Dev. Auth. RB,
BBB+	1,500	Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	1,565,505
A+	5,000	Kaiser Permanente Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,276,800
AA-	3,250	Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	3,477,110
A+	1,500	Torrance Hosp. RB, Torrance Mem. Med. Ctr. Proj., Ser. A, 5.50%, 6/01/31	06/11 @ 101	1,571,115
				80,335,152

See Notes to Financial Statements.

BlackRock California Municipal Bond Trust (BZA) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		Multi-State—7.2%
Baa1	$ 3,500[4]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$3,964,975
		Total Investments—153.8% (cost $77,131,9045)		$84,300,127
		Other assets in excess of liabilities—0.9%		485,360
		Preferred shares at redemption value, including dividends payable—(54.7)%		(29,984,196)
		Net Assets—100%		$54,801,291

1Using the highest of S&P’s, Moody’s or Fitch’s ratings.
2Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
4Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2006, the Trust held 7.2% of its net assets, with a current market value of $3,964,975, in securities restricted as to resale.
 5Cost for Federal income tax purposes is $77,123,980. The net unrealized appreciation on a tax basis is $7,176,147, consisting of $7,184,070 gross unrealized appreciation and $7,923 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
AMT	— Subject to Alternative Mininum Tax	MBIA	— Municipal Bond Insurance Assoc.
COP	— Certificate of Participation	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	ST	— Special Tax
FSA	— Financial Security Assurance	XLCA	— XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006

BlackRock California Municipal Income Trust II (BCL)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		LONG-TERM INVESTMENTS—155.0%
		California—151.6%
		Anaheim Pub. Fin. Auth. RB, Pub. Impvt. Proj.,
AAA	$15,000	Ser. C, Zero Coupon, 9/01/34, FSA	No Opt. Call	$ 4,020,900
AAA	10,000	Ser. C, Zero Coupon, 9/01/36, FSA	No Opt. Call	2,432,800
A+	8,000	California GO, 5.50%, 11/01/33	11/13 @ 100	8,677,520
A+	5,020	City of Chula Vista Indl. Dev. RB, San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	12/15 @ 102	5,180,941
AAA	6,000	Corona Norco Unified Sch. Dist. ST, Cmnty. Facs. Dist. No. 98-1 Proj., 5.10%, 9/01/32, AMBAC	09/12 @ 100	6,206,100
Aaa	6,000[3]	Dept. of Wtr. Res. Pwr. Sply. RB, Ser. A, 5.375%, 5/01/12	N/A	6,598,800
		Foothill/Eastn. Transp. Corridor Agcy. Toll Rd. RB,
BBB	6,550	Zero Coupon, 1/15/30	01/10 @ 30.966	1,679,682
AAA	15,470[4]	Ser. A, Zero Coupon, 1/01/26	ETM	6,442,636
AAA	4,890[4]	Ser. A, Zero Coupon, 1/01/30	ETM	1,660,351
		Golden St. Tobacco Sec. Corp. RB,
AAA	2,920	5.00%, 6/01/45, AMBAC	06/15 @ 100	3,020,039
BBB	2,900	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,247,217
BBB	11,100	Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	12,508,812
AAA	5,650[3]	Ser. B, 5.50%, 6/01/13	N/A	6,244,041
AAA	3,000[3]	Ser. B, 5.625%, 6/01/13	N/A	3,337,560
		Infrastructure & Econ. Dev. RB,
AAA	7,600[3]	Bay Area Toll Brdgs. Proj, Ser. A, 5.00%, 1/01/28, AMBAC	N/A	8,473,240
A+	1,735	Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	1,845,329
AAA	2,500	Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	2,626,550
AAA	5,000	La Quinta Redev. Agcy. TA, Redev. Proj. Area No. 1, 5.125%, 9/01/32, AMBAC	09/12 @ 102	5,245,300
		Los Angeles Dept. of Wtr. & Pwr. RB,
AAA	1,500	Pwr. Sys. Proj., 5.00%, 7/01/35, FSA	07/15 @ 100	1,574,055
AAA	5,500	Wtr. Wks. Proj., Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,678,365
B	1,785	Los Angeles Regl. Arpt. Impvt. Corp. Lease RB, American Airlines, Inc. Proj.,
		Ser. C, 7.50%, 12/01/24, AMT	12/12 @ 102	1,976,084
A	3,500	Mobilehome Park Fin. Auth. RB, Palomar Estates East & West Proj., Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,636,395
AAA	1,720	Murrieta Valley Univ. Sch. Dist. Pub. Fin. Auth. ST, Ser. A, 4.75%, 9/01/36	09/16 @ 100	1,743,495
		Oxnard Impvt. Bond Dist. No. 1 SA, 1 Rice Ave. Proj.,
NR	1,910	5.625%, 9/02/27	03/07 @ 103	1,949,480
NR	1,905	5.70%, 9/02/32	03/07 @ 103	1,919,440
AAA	2,700	Palm Springs Univ. Sch. Dist. GO, Election 2004, Ser. A, 4.50%, 8/01/35, FSA	08/14 @ 102	2,706,318
BBB	1,180	Poll. Ctrl. Sld. Wst. Mgmt. RB, Central Valley Wst. Svc. Proj., Ser. A-2, 5.40%, 4/01/25, AMT	04/15 @ 101	1,245,820
		Poway Unified Sch. Dist. ST, Cmnty. Facs. Dist. No. 6 Proj.,
NR	1,500	5.50%, 9/01/25	09/10 @ 102	1,530,300
NR	1,700	5.60%, 9/01/33	09/10 @ 102	1,735,003
A-	2,470	Rohnert Park Fin. Auth. RB, Rancho Feliz Mobile Home Park Proj., Ser. A, 5.625%, 9/15/28	09/13 @ 100	2,578,087
AAA	5,000	Sacramento City Fin. Auth. Cap. Impvt. RB, Ser. A, 5.00%, 12/01/32, AMBAC	06/11 @ 100	5,193,800
NR	6,000	San Bernardino Cnty. Cmnty. Facs. ST, 5.90%, 9/01/33	09/12 @ 102	6,365,340
AAA	8,665	San Diego Unified Sch. Dist. GO, Ser. D, 5.25%, 7/01/23, FGIC	07/12 @ 101	9,430,639
NR	5,000	San Francisco City & Cnty. Redev. Agcy. Cmnty. Facs. Dist. ST, Mission Bay South Proj.,
		6.25%, 8/01/33	08/11 @ 101	5,295,250
AAA	30,000	San Joaquin Hills Transp. Corridor Agcy. RB, Toll Rd. Proj., Ser. A, Zero Coupon, 1/15/34, MBIA	No Opt. Call	8,283,000
		Santa Clarita Cmnty. Facs. Dist. ST, Valencia Town Ctr. Proj.,
NR	1,640	5.80%, 11/15/25	11/10 @ 102	1,687,281
NR	1,500	5.85%, 11/15/32	11/10 @ 102	1,543,170
AAA	2,685	Santa Rosa Wstwtr. RB, Ser. B, Zero Coupon, 9/01/25, AMBAC	No Opt. Call	1,132,265
BBB	2,200	So. Tahoe Joint Pwr. Fin. Auth. RB, So. Tahoe Redev. Proj. 1-A, 5.45%, 10/01/33	10/13 @ 100	2,276,802
		Statewide Cmnty. Dev. Auth. RB,
A+	5,000	Kaiser Permanente Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,276,800
A+	7,000	Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	7,406,280
AA-	8,000	Sutter Hlth. Oblig Corp. Proj., Ser. B, 5.50%, 8/15/34	08/12 @ 100	8,520,000
AAA	1,600[3]	Tobacco Sec. Auth. of So. California Tobacco Settlement RB, Ser. A, 5.625%, 6/01/12	N/A	1,764,720
NR	2,000	Tustin Unified Sch. Dist. ST, Cmnty. Facs. Dist. 97-1 Proj., Ser. B, 5.60%, 9/01/29	09/12 @ 101	2,033,720
AAA	2,000	Univ. of California RB, Ser. A, 5.00%, 5/15/33, AMBAC	05/13 @ 100	2,073,480
NR	1,170	Val Verde Unified Sch. Dist. ST, 6.25%, 10/01/28	10/13 @ 102	1,232,443
AAA	2,000[3]	Vernon Elec. Sys. RB, Malburg Generating Station Proj., 5.50%, 4/01/08	N/A	2,062,060
AAA	1,000	West Valley-Mission Cmnty. Coll. Dist. GO, Election 2004 A, 4.75%, 8/01/30, FSA	08/16 @ 100	1,023,780
				190,321,490

See Notes to Financial Statements.

BlackRock California Municipal Income Trust II (BCL) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		Multi-State—3.4%
		Charter Mac Equity Issuer Trust,
A3	$ 500[5]	Ser. A, 5.75%, 4/30/15	No Opt. Call	$ 535,095
A3	1,000[5]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,098,760
Baa1	1,500[5]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,575,165
Baa1	1,000[5]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,073,091
				4,282,111
		Total Long-Term Investments (cost $177,853,370)		194,603,601
	Shares
	(000)
		MONEY MARKET FUND—0.7%
NR	900	AIM Tax Free Cash Reserve Portfolio (cost $900,000)	N/A	900,000
		Total Investments—155.7% (cost $178,753,3706)		$ 195,503,601
		Other assets in excess of liabilities—1.6%		1,997,980
		Preferred shares at redemption value, including dividends payable—(57.3)%		(71,976,567)
		Net Assets—100%		$ 125,525,014

1Using the highest of S&P’s, Moody’s or Fitch’s ratings.
2Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
4Security is collateralized by Municipal or U.S. Treasury obligations.
5Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2006, the Trust held 3.4% of its net assets, with a current market value of $4,282,110, in securities restricted as to resale.
6Cost for Federal income tax purposes is $178,731,086. The net unrealized appreciation on a tax basis is $16,772,515, consisting of $16,794,793 gross unrealized appreciation and $22,278 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	GO	— General Obligation
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
AMT	— Subject to Alternative Minimum Tax	RB	— Revenue Bond
ETM	— Escrowed to Maturity	SA	— Special Assessment
FGIC	— Financial Guaranty Insurance Co.	ST	— Special Tax
FSA	— Financial Security Assurance	TA	— Tax Allocation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006

BlackRock Florida Insured Municipal Income Trust (BAF)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		LONG-TERM INVESTMENTS—153.7%
		Florida—146.4%
		Brd. of Ed.,
AAA	$9,000	GO, Ser. A, 5.00%, 6/01/27, FSA	06/12 @ 101	$ 9,434,160
AAA	8,640	Lottery RB, Ser. C, 5.00%, 1/01/22, MBIA	01/13 @ 101	9,132,480
		Capital Trust Agcy. Multi-Fam. RB, American Oppty. Proj.,
Baa2	1,000	Ser. A, 5.875%, 6/01/38	06/13 @ 102	975,590
Ba1	980	Ser. C, 7.25%, 6/01/38	06/13 @ 102	950,188
NR	3,835	Colonial Cntry. Club Cmnty. Dev. Dist. SA, 6.40%, 5/01/33	05/13 @ 101	4,092,328
AAA	7,000	Dept. of Transp. GO, 5.00%, 7/01/27, FSA	07/12 @ 101	7,315,980
AAA	8,695	Gainesville Util. Sys. RB, Ser. A, 5.00%, 10/01/33, FSA	10/13 @ 100	9,062,364
A+	8,500[3]	Highlands Cnty. Hlth. Facs. Auth. RB, Adventist/Sunbelt Hosp. Proj., Ser. A, 6.00%, 11/15/11	N/A	9,498,325
AAA	7,580	Hillsborough Cnty. Sch. Brd. COP, Ser. A, 5.00%, 7/01/25, MBIA	07/10 @ 100	7,837,417
		Jacksonville RB,
AAA	2,865	Cap. Impvt., Ser. A, 5.00%, 10/01/30, AMBAC	10/12 @ 100	2,969,487
AAA	8,000	Excise Tax, Ser. B, 5.00%, 10/01/26, AMBAC	10/12 @ 100	8,361,280
AAA	9,500	Sales Tax, 5.00%, 10/01/27, MBIA	10/13 @ 100	9,930,825
AAA	9,500	Transp., 5.00%, 10/01/31, MBIA	10/11 @ 100	9,834,685
AAA	2,000	JEA RB, Wtr. & Swr. Sys. Proj., Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	2,016,280
AAA	1,480	Julington Creek Plantation Cmnty. Dev. SA, 5.00%, 5/01/29, MBIA	05/12 @ 101	1,548,021
AAA	9,000	Lake Cnty. Sch. Brd. COP, Ser. A, 5.00%, 7/01/28, AMBAC	07/13 @ 100	9,373,770
		Miami Dade Cnty. RB,
AAA	10,000	Ser. A, Zero Coupon, 10/01/39, MBIA	10/15 @ 28.762	1,837,900
AAA	10,000	Ser. A, Zero Coupon, 10/01/40, MBIA	10/15 @ 27.307	1,744,900
AAA	26,935	Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	7,172,790
		Orange Cnty.,
AAA	7,975	Sales Tax RB, Ser. B, 5.125%, 1/01/32, FGIC	01/13 @ 100	8,389,301
AAA	2,000	Sch. Brd. COP, Ser. A, 5.00%, 8/01/27, MBIA	08/12 @ 100	2,077,500
AAA	9,250	Tourist Dev. Tax RB, 5.125%, 10/01/30, AMBAC	04/12 @ 100	9,745,800
AAA	4,000	Osceola Cnty. Sch. Brd. COP, Ser. A, 5.25%, 6/01/27, AMBAC	06/12 @ 101	4,272,920
		Palm Bay Util. RB,
AAA	4,015	Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,433,997
AAA	5,570	Zero Coupon, 10/01/31, FGIC	No Opt. Call	1,704,309
AAA	9,200	Palm Beach Cnty. Sch. Brd. COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	9,532,212
AA-	5,000[3]	Pinellas Cnty. Hlth. Fac. Auth. RB, Baycare Hlth. Sys. Proj., 5.50%, 5/15/13	N/A	5,491,600
AAA	9,500	Pinellas Cnty. Swr. RB, 5.00%, 10/01/32, FSA	10/13 @ 100	9,907,265
AAA	5,000	Polk Cnty. Util. Sys. RB, 5.00%, 10/01/29, FGIC	10/13 @ 100	5,233,000
AAA	825[3]	Port St. Lucie Util. RB, 5.125%, 9/01/11, MBIA	N/A	879,236
AAA	2,945	Sarasota Cnty. Util. Sys. RB, Ser. C, 5.25%, 10/01/22, FGIC	10/12 @ 100	3,151,386
AAA	3,500	St. Petersburg Pub. Util. RB, Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	3,612,875
AAA	500	Tampa Wtr. & Swr. RB, 4.625%, 10/01/36, MBIA	10/16 @ 100	505,000
AAA	1,000	Tohopekaliga Wtr. Auth. RB, Ser. B, 5.00%, 10/01/23, FSA	10/13 @ 100	1,052,840
NR4	4,070	Vlg. Cmnty. Dev. Dist. No. 5 SA, Ser. A, 6.50%, 5/01/33	05/13 @ 101	4,363,040
AAA	10,000	Vlg. Ctr. Cmnty. Dev. Dist. RB, Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	10,379,000
				194,820,051
		Puerto Rico—7.3%
BBB	9,405	Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	9,718,186
		Total Long-Term Investments (cost $195,425,385)		204,538,237

See Notes to Financial Statements.

BlackRock Florida Insured Municipal Income Trust (BAF) (continued)

Shares
(000)	Description	Value
	MONEY MARKET FUND—1.6%
2,200	AIM Tax Free Cash Reserve Portfolio (cost $2,200,000)	$ 2,200,000
	Total Investments—155.3% (cost $197,625,3855)	$ 206,738,237
	Other assets in excess of liabilities—1.8%	2,390,344
	Preferred shares at redemption value, including dividends payable—(57.1)%	(76,022,175)
	Net Assets—100%	$ 133,106,406

1Using the highest of S&P’s, Moody’s or Fitch’s ratings.
2Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
4Security is deemed to be of investment grade quality by the investment advisor.
5Cost for Federal income tax purposes is $197,625,316. The net unrealized appreciation on a tax basis is $9,112,921, consisting of $9,149,459 gross unrealized appreciation and $36,538 gross unrealized depreciation.
The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 83.2% of the Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	— 16.9%
FGIC	— 9.6%
FSA	— 24.2%
MBIA	— 31.4%
Other	— 1.1%

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bond
FSA	— Financial Security Assurance	SA	— Special Assessment

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006

BlackRock Florida Municipal Bond Trust (BIE)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		LONG-TERM INVESTMENTS—153.6%
		Florida—142.1%
AAA	$1,250	Bay Cnty. Sales Tax RB, 5.125%, 9/01/32, AMBAC	09/12 @ 100	$1,314,688
A	1,000	Boynton Beach Multi-Fam. RB, Clipper Cove Apts. Proj., 5.30%, 1/01/23, ACA	01/13 @ 100	1,030,200
Baa2	1,000	Capital Trust Agcy. Multi-Fam. RB, American Oppty. Proj., Ser. A, 5.875%, 6/01/38	06/13 @ 102	975,590
NR	1,625	Colonial Cntry. Club Cmnty. Dev. Dist. SA, 6.40%, 5/01/33	05/13 @ 101	1,734,037
NR	735	Gateway Svcs. Cmnty. Dev. Dist. SA, Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	738,506
AAA	2,100	Greater Orlando Aviation Auth. RB, Orlando Arpt. Facs. Proj., Ser. A, 5.125%, 10/01/32, FSA	10/12 @ 100	2,192,757
A+	4,900[3]	Highlands Cnty. Hlth. Facs. Auth. RB, Adventist/Sunbelt Hosp. Proj., Ser. A, 6.00%, 11/15/11	N/A	5,475,505
BBB+	1,810	Hillsborough Cnty. Ind. Dev. Auth. PCRB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,897,296
AA	3,500	Jacksonville Econ. Dev. Comm. Hlth. Facs. RB, Mayo Clinic Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	3,756,865
		JEA RB,
Aa2	5,000[3]	Elec. Sys. Proj., Ser. A, 5.50%, 10/01/07	N/A	5,102,350
AAA	1,000	Wtr. & Swr. Sys. Proj., Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	1,008,140
AAA	5,425	Wtr. & Swr. Sys. Proj., Ser. A, 5.375%, 10/01/30, MBIA	04/07 @ 100	5,474,639
A2	3,000	Lakeland Hosp. Sys. RB, Lakeland Regl. Hlth. Sys. Proj., 5.50%, 11/15/32	11/12 @ 101	3,194,820
NR	890	Madison Cnty. RB, First Mtg. Twin Oaks Proj., Ser. A, 6.00%, 7/01/25	07/15 @ 100	918,836
BB+	1,500	Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	1,690,140
		Miami Dade Cnty. SO,
AAA	5,500	Ser. A, Zero Coupon, 10/01/26, MBIA	04/08 @ 37.301	1,924,890
AAA	10,000	Ser. B, Zero Coupon, 10/01/30, MBIA	04/08 @ 29.688	2,818,200
AAA	5,410	Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,357,856
AAA	3,150	Mun. Loan Council RB, Ser. A, 5.125%, 5/01/32, MBIA	05/12 @ 101	3,319,281
		Orange Cnty. Hlth. Facs. Auth. RB,
NR	340	Hlth. Care Orlando Lutheran Proj., 5.375%, 7/01/20	07/15 @ 100	339,266
NR	305	Hlth. Care Orlando Lutheran Proj., 5.70%, 7/01/26	07/15 @ 100	308,236
A	5,000[3]	Orlando Regl. Hlth. Care Proj., 5.75%, 12/01/12	N/A	5,559,950
AAA	3,350	Orange Cnty. Tourist Dev. Tax RB, 5.125%, 10/01/30, AMBAC	04/12 @ 100	3,529,560
AAA	3,105	Osceola Cnty. Tourist Dev. Tax RB, Ser. A, 5.00%, 10/01/32, FGIC	10/12 @ 100	3,230,038
AAA	3,630	Palm Bay Util. RB, Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,296,491
AAA	3,000	Palm Beach Cnty. Sch. Brd. COP, Ser. C, 5.00%, 8/01/27, FSA	08/12 @ 100	3,103,590
AAA	1,500[3]	Port St. Lucie Util. RB, 5.125%, 9/01/11, MBIA	N/A	1,598,610
AA-	2,000	So. Broward Hosp. Dist. RB, 5.60%, 5/01/27	05/12 @ 101	2,163,680
NR	1,765	Stevens Plantation Impvt. Proj. RB, 6.375%, 5/01/13	No Opt. Call	1,818,232
NR	2,780	Sumter Cnty. Indl. Dev. Auth. RB, No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32, AMT	10/09 @ 100	2,896,009
NR4	1,550	Vlg. Cmnty. Dev. Dist. No. 5 SA, Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,661,600
		Volusia Cnty Edl. Fac. Auth. RB, Embry Riddle Aeronautical Proj.,
AA	1,250	5.20%, 10/15/26, RAA	10/13 @ 100	1,317,438
AA	1,610	5.20%, 10/15/33, RAA	10/13 @ 100	1,695,845
				76,443,141

See Notes to Financial Statements.

BlackRock Florida Municipal Bond Trust (BIE)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		Multi-State—6.3%
Baa1	$3,000[5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$3,398,550
		Puerto Rico—5.2%
BBB	2,565[3]	Pub. Bldgs. Auth. Gov’t. Facs. RB, Ser. D, 5.25%, 7/01/12	N/A	2,768,507
		Total Investments—153.6% (cost $76,613,9136)		$82,610,198
		Other assets in excess of liabilities—1.8%		966,078
		Preferred shares at redemption value, including dividends payable—(55.4)%		(29,777,895)
		Net Assets—100%		$53,798,381

1Using the highest of S&P’s, Moody’s or Fitch’s ratings.
2Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
4Security is deemed to be of investment grade quality by the investment advisor.
5Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2006, the Trust held 6.3% of its net assets, with a current market value of $3,398,550, in securities restricted as to resale.
 6Cost for Federal income tax purposes is $76,563,514. The net unrealized appreciation on a tax basis is $6,046,684, consisting of $6,103,808 gross unrealized appreciation and $57,124 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	MBIA	— Municipal Bond Insurance Assoc.
AMBAC	— American Municipal Bond Assurance Corp.	PCRB	— Pollution Control Revenue Bond
AMT	— Subject to Alternative Minimum Tax	RAA	— Radian Asset Assurance
COP	— Certificate of Participation	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	SA	— Special Assessment
FSA	— Financial Security Assurance	SO	— Special Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006

BlackRock Maryland Municipal Bond Trust (BZM)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		LONG-TERM INVESTMENTS—152.3%
		Maryland—120.6%
NR	$ 500	Annapolis SO, Park Place Proj., Ser. A, 5.35%, 7/01/34	01/15 @ 101	$510,500
A3	2,870	Anne Arundel Cnty. Econ. Dev. RB, Cmnty. Coll. Proj., 5.25%, 9/01/28	09/12 @ 102	3,066,624
		Baltimore Cnty. GO,
AAA	2,000	Met 67th Dist., 5.00%, 6/01/22	06/11 @ 101	2,116,180
AAA	2,000	Met 68th Dist., 5.00%, 8/01/28	08/12 @ 100	2,104,160
NR	1,000	Baltimore ST, Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,067,600
		Baltimore Wstwtr. Proj. RB,
AAA	2,000	Ser. A, 5.125%, 7/01/42, FGIC	07/12 @ 100	2,085,080
AAA	3,500	Ser. A, 5.20%, 7/01/32, FGIC	07/12 @ 100	3,712,205
NR	1,000	Frederick Cnty. ST, Urbana Cmnty. Dev. Auth. Proj., 6.625%, 7/01/25	07/07 @ 102	1,030,290
		Hlth. & Higher Edl. Facs. Auth. RB,
A	2,000	Brd. of Child Care Proj., 5.375%, 7/01/32	07/12 @ 100	2,122,200
BBB+	1,990	Carroll Cnty. Gen. Hosp. Proj., 6.00%, 7/01/37	07/12 @ 100	2,123,350
AA	2,000	Johns Hopkins Univ. Proj., Ser. B, 5.00%, 7/01/41	07/11 @ 100	2,055,860
A	2,000	Loyola Coll. Issue Proj., 5.00%, 10/01/39	10/09 @ 101	2,047,200
A	2,000	Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	2,110,800
A+	2,000	Univ. of Maryland Med. Sys. Proj., 5.25%, 7/01/34	07/11 @ 100	2,068,580
		Indl. Dev. Fin. Auth. RB,
A+	1,905	Nat. Aquarium Baltimore Fac. Proj., Ser. B, 5.20%, 11/01/26	11/12 @ 100	2,003,031
NR	1,000	Our Lady of Good Counsel Sch. Proj., Ser. A, 6.00%, 5/01/35	05/15 @ 100	1,068,420
		Montgomery Cnty. Lease RB, Metrorail Garage Proj.,
AA	500	5.00%, 6/01/23	06/12 @ 100	524,065
AA	1,435	5.00%, 6/01/24	06/12 @ 100	1,504,813
NR	1,500	Prince Georges Cnty. SO, 5.20%, 7/01/34	07/15 @ 100	1,520,535
		St. Marys Coll. Academic & Auxil. Fees RB,
AAA	1,000	Ser. A, 5.00%, 9/01/27, AMBAC	09/12 @ 101	1,054,190
AAA	1,000	Ser. A, 5.00%, 9/01/32, AMBAC	09/12 @ 101	1,047,380
AAA	2,000	Transp. Auth. Arpt. Pkg. RB, Baltimore/Wash Intl. Arpt. Proj., Ser. B,
		5.125%, 3/01/24, AMBAC, AMT	03/12 @ 101	2,085,740
				39,028,803
		Multi-State—7.0%
Baa1	2,000[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,265,700
		Puerto Rico—24.7%
BBB	2,000	Children’s Trust Fund Tobacco Settlement RB, 5.50%, 5/15/39	05/12 @ 100	2,060,320
AAA	2,060	Elec. Pwr. Auth. RB, Ser. HH, 5.25%, 7/01/29, FSA	07/10 @ 101	2,180,737
AAA	2,000[4]	Hwy. & Transp. Auth. RB, Ser. D, 5.25%, 7/01/12	N/A	2,169,580
		Pub. Bldgs. Auth. Gov’t. Facs. RB,
BBB	1,100[4]	Ser. D, 5.375%, 7/01/12	N/A	1,194,413
BBB	350	Ser. D, 5.375%, 7/01/33	07/12 @ 100	366,964
				7,972,014
		Total Long-Term Investments (cost $46,064,560)		49,266,517

See Notes to Financial Statements.

BlackRock Maryland Municipal Bond Trust (BZM) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.8%
250	AIM Tax Free Cash Reserve Portfolio (cost $250,000)	$ 250,000
	Total Investments—153.1% (cost $46,314,5605)	$ 49,516,517
	Other assets in excess of liabilities—2.6%	847,500
	Preferred shares at redemption value, including dividends payable—(55.7)%	(18,010,354)
	Net Assets—100%	$ 32,353,663

1Using the highest of S&P’s, Moody’s or Fitch’s ratings.
2Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2006, the Trust held 7.0% of its net assets, with a current market value of $2,265,700, in securities restricted as to resale.
 4This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
5Cost for Federal income tax purposes is $46,308,236. The net unrealized appreciation on a tax basis is $3,208,281, consisting of $3,214,603 gross unrealized appreciation and $6,322 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
AMT	— Subject to Alternative Minimum Tax	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	SO	— Special Obligation
FSA	— Financial Security Assurance	ST	— Special Tax

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006

BlackRock New Jersey Municipal Bond Trust (BLJ)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		LONG-TERM INVESTMENTS—151.0%
		Multi-State—6.1%
Baa1	$2,000[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$2,265,700
		New Jersey—125.9%
		City of Vineland GO, MBIA, AMT
AAA	1,000	5.30%, 5/15/29	05/10 @ 101	1,049,270
AAA	1,500	5.375%, 5/15/32	05/10 @ 101	1,569,315
		Econ. Dev. Auth. RB,
BBB	2,000	Cigarette Tax, 5.75%, 6/15/34	06/14 @ 100	2,134,140
B	2,335	Continental Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	2,435,965
BBB-	2,000	Fellowship Vlg. Proj., Ser. A, 5.50%, 1/01/25	01/08 @ 102	2,037,420
NR	150	First Mtg. Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	155,025
NR	265	First Mtg. Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	273,684
Aaa	1,720	Victoria Hlth. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	1,847,968
BBB-	2,500	Winchester Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	2,662,350
BBB	1,000	Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	1,049,710
Baa3	2,250	Econ. Dev. Auth. SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,713,005
		Edl. Facs. Auth. RB,
BBB-	500	Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	534,775
BBB-	1,000	Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	1,105,810
BBB-	1,000	Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	1,089,580
BBB+	630	Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	700,503
AAA	750	Montclair St. Univ. Proj., Ser. F, 5.00%, 7/01/32, FGIC	07/15 @ 100	790,973
AAA	4,000	Garden St. Pres. Trust Open Space & Farmland Presvtn. RB, Ser. B, Zero Coupon, 11/01/27, FSA	No Opt. Call	1,522,200
		Hlth. Care Fac. Fin. Auth. RB,
A	2,000	Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	2,119,260
A+	2,000	Catholic Hlth. East. Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	2,103,440
A2	2,000	Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	2,115,900
Baa1	2,500	So. Jersey Hosp. Proj., 6.00%, 7/01/32	07/12 @ 100	2,654,450
AAA	2,250	Hsg. & Mtg. Fin. Agcy. Multi-Fam. Hsg. RB, Ser. A, 5.65%, 5/01/40, AMBAC, AMT	11/07 @ 101.5	2,304,270
NR	2,500	Middlesex Cnty. Impvt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	2,568,575
		Port Auth. of NY & NJ RB,
AAA	1,500	Ser. 125, 5.00%, 4/15/32, FSA	04/12 @ 101	1,575,825
AAA	2,250	Ser. 126, 5.25%, 5/15/37, FGIC, AMT	05/12 @ 101	2,367,427
Caa2	130	Contl./Eastern LaGuardia Proj., 9.125%, 12/01/15, AMT	10/06 @ 100	131,788
BBB	4,000	Tobacco Settlement Fin. Corp. RB, 6.125%, 6/01/42	06/12 @ 100	4,261,800
AAA	1,000	Univ. of Med. & Dentistry RB, Ser. A, 5.00%, 12/01/31, AMBAC	12/12 @ 100	1,042,310
				46,916,738
		Puerto Rico—19.0%
A3	2,250	Elec. Pwr. Auth. RB, Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,348,010
AAA	2,100 [4]	Hwy. & Transp. Auth. RB, Ser. D, 5.25%, 7/01/12	N/A	2,278,059
		Pub. Bldgs. Auth. Gov’t. Facs. RB,
BBB	1,685 [4]	Ser. D, 5.25%, 7/01/12	N/A	1,818,688
BBB	615	Ser. D, 5.25%, 7/01/27	07/12 @ 100	639,305
				7,084,062
		Total Long-Term Investments (cost $52,067,025)		56,266,500

See Notes to Financial Statements.

BlackRock New Jersey Municipal Bond Trust (BLJ) (continued)

Shares
(000)	Description	Value
	MONEY MARKET FUND—0.9%
350	AIM Tax Free Cash Reserve Portfolio (cost $350,000)	$ 350,000
	Total Investments—151.9% (cost $52,417,0255)	$ 56,616,500
	Other assets in excess of liabilities—2.4%	876,636
	Preferred shares at redemption value, including dividends payable—(54.3)%	(20,230,402)
	Net Assets—100%	$ 37,262,734

1Using the highest of S&P’s, Moody’s or Fitch’s ratings.
2Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. 3Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2006, the Trust held 6.1% of its net assets, with a current market value of $2,265,700, in securities restricted as to resale.
4This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
5Cost for Federal income tax purposes is $52,394,273. The net unrealized appreciation on a tax basis is $4,222,227, consisting of $4,244,979 gross unrealized appreciation and $22,752 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
AMT	— Subject to Alternative Minimum Tax	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bond
FSA	— Financial Security Assurance	SA	— Special Assessment

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006

BlackRock New York Insured Municipal Income Trust (BSE)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		LONG-TERM INVESTMENTS—151.3%
		New York—138.3%
AAA	$5,000	Convention Ctr. Dev. RB, Hotel Unit Fee Secured, 5.00%, 11/15/44, AMBAC	11/15 @ 100	$ 5,205,300
		Dorm. Auth. RB,
AAA	5,000	Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	5,292,750
AAA	7,000	Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	7,275,380
AAA	2,500	Insured Fit Student Hsg. Corp. Proj., 5.125%, 7/01/34, FGIC	07/14 @ 100	2,652,625
AAA	3,160	Iona Coll. Proj., 5.00%, 7/01/27, XLCA	07/12 @ 100	3,312,407
Aa3	3,000	Joachim & Ann Residence Proj., 5.25%, 7/01/27	07/12 @ 100	3,106,110
AAA	10,000[3]	Memorial Sloan Kettering Ctr. Proj., Ser. 1, Zero Coupon, 7/01/30, MBIA	ETM	3,472,700
AAA	5,000	New York & Presbyterian Hosp. Proj., 5.00%, 8/01/32, AMBAC	02/08 @ 101	5,095,400
AAA	7,000	New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	7,186,270
AAA	2,000	Sch. Dist. Fin. Proj., Ser. A, 5.00%, 4/01/31, MBIA	10/12 @ 100	2,080,540
AAA	3,500	Sch. Dist. Fin. Proj., Ser. D, 5.00%, 10/01/30, MBIA	10/12 @ 100	3,656,170
AAA	7,000	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	7,256,480
AAA	2,000	Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 5.25%, 7/01/31, AMBAC	07/11 @ 101	2,121,400
BBB-	1,000	Herkimer Cnty. Indl. Dev. Agcy. Civic Fac. RB, Coll. Fndtn., Inc. Student Hsg. Proj.,
		6.25%, 8/01/34	08/13 @ 100	1,037,700
		Met. Transp. Auth. RB,
AAA	1,085	Ser. A, 5.00%, 11/15/25, FGIC	11/12 @ 100	1,136,049
AAA	8,470	Ser. A, 5.00%, 11/15/30, FSA	11/12 @ 100	8,802,786
AAA	5,000	Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	5,336,650
AAA	5,000[4]	Ded. Tax Fund, Ser. A, 5.00%, 11/15/11, FGIC	N/A	5,335,850
AAA	10,000	Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	10,387,700
AAA	2,660	Transp., Ser. E, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,839,098
A	2,500	New York City Indl. Dev. Agcy. RB, Lycee De Francais Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	2,591,475
AAA	3,500	New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. RB, Ser. D, 5.00%, 6/15/39, AMBAC	06/15 @ 100	3,651,270
AAA	6,000	New York City Transl. Fin. Auth. RB, Ser. B, 5.00%, 5/01/30, AMBAC	11/11 @ 101	6,254,280
AAA	5,000	New York City Trust Cultural Recs. RB, American Museum of Natural History Proj.,
		Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	5,203,100
BBB	3,320	New York Cntys. Tobacco Trust III RB, 6.00%, 6/01/43	06/13 @ 100	3,505,389
AAA	6,000	Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	6,301,440
AAA	10,000	Triborough Brdg. & Tunl. Auth. RB, Ser. E, 5.00%, 11/15/32, MBIA	11/12 @ 100	10,442,700
AAA	6,000[4]	TSASC, Inc. Tobacco Settlement RB, Ser. 1, 5.75%, 7/15/12	N/A	6,652,200
				137,191,219
		Puerto Rico—13.0%
BBB	7,600	Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	7,853,080
A	5,000	Indl. Fin. Auth. Med. & Env. Ctrl. Facs. RB, Polytecnic Univ. Proj., Ser. A, 5.00%, 8/01/32, ACA	08/12 @ 100	5,060,900
				12,913,980
		Total Long-Term Investments (cost $143,265,705)		150,105,199
		SHORT-TERM INVESTMENTS—3.9%
		New York—3.0%
A-1+	3,000[5]	New York St. Loc Gov’t. Asst. RB, 3.40%, 9/06/06, FSA, FRWD	N/A	3,000,000

See Notes to Financial Statements.

BlackRock New York Insured Municipal Income Trust (BSE) (continued)

Shares
(000)	Description	Value
	Money Market Fund—0.9%
900	AIM Tax Free Cash Reserve Portfolio	$ 900,000
	Total Short-Term Investments (cost $3,900,000)	3,900,000
	Total Investments—155.2% (cost $147,165,7056)	$ 154,005,199
	Other assets in excess of liabilities—1.3%	1,280,631
	Preferred shares at redemption value, including dividends payable—(56.5)%	(56,031,136)
	Net Assets—100%	$ 99,254,694

1Using the highest of S&P’s, Moody’s or Fitch’s ratings.
2Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3Security is collateralized by Municipal or U.S. Treasury obligations.
4This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
5For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of August 31, 2006.
6Cost for Federal income tax purposes is $147,175,642. The net unrealized appreciation on a tax basis is $6,829,557, consisting of $6,829,557 gross unrealized appreciation and $0 gross unrealized depreciation.
The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 85.9% of the Trust’s managed assets. The Trust had the following insurance concentrations:

ACA	— 5.0%
AMBAC	— 34.8%
FGIC	— 11.3%
FSA	— 7.7%
MBIA	— 20.9%
XLCA	— 5.6%
Other	— 0.6%

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006

BlackRock New York Municipal Bond Trust (BQH)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		LONG-TERM INVESTMENTS—153.9%
		Multi-State—6.5%
Baa1	$ 2,500[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$2,832,125
		New York—115.8%
		Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj.,
NR	200	Ser. A, 7.00%, 5/01/25	05/15 @ 102	200,368
NR	130	Ser. A, 7.00%, 5/01/35	05/15 @ 102	129,021
		Dorm. Auth. RB,
AA-	2,750[4]	City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	2,946,460
AAA	2,500	Iona Coll. Proj., 5.125%, 7/01/32, XLCA	07/12 @ 100	2,631,325
AA	970	Memorial Sloan Kettering Ctr.Proj., Ser. 1, 5.00%, 7/01/35	07/16 @ 100	1,015,154
BB+	500	Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	508,605
AAA	2,500	Willow Towers, Inc. Proj., 5.40%, 2/01/34	08/12 @ 101	2,669,450
AA	2,000	Dutchess Cnty. Ind. Dev. Agcy. Civic Facs. RB, Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	2,126,320
AAA	2,750	Env. Facs. Corp. RB, Mun. Wtr. Proj., Ser. D, 5.125%, 6/15/31	06/12 @ 100	2,902,157
B3	385	Liberty Dev. Corp. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	02/16 @ 100	396,504
A	3,000	Met. Transp. Auth. Ded. Tax Fund RB, Ser. A, 5.125%, 11/15/31	11/12 @ 100	3,138,090
Aa1	2,980	Mtg. Agcy. RB, Ser. 101, 5.40%, 4/01/32, AMT	10/11 @ 100	3,063,559
AA-	3,000	New York City GO, Ser. D, 5.375%, 6/01/32	06/12 @ 100	3,179,400
A2	1,100	New York City Hlth. & Hosp. Corp. Hlth. Sys. RB, Ser. A, 5.375%, 2/15/26	02/12 @ 100	1,141,129
AA	2,500	New York City Hsg. Dev. Corp. Multi-Fam. Hsg. RB, Ser. A, 5.50%, 11/01/34, AMT	05/12 @ 100	2,574,350
		New York City Indl. Dev. Agcy. RB, AMT
B	1,250	American Airlines, JFK Intl. Arpt. Proj., 7.625%, 8/01/25	08/16 @ 101	1,438,238
B	1,000	American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	1,159,960
AAA	2,500	New York City Mun. Wtr. Fin. Auth. RB, Ser. A, 5.25%, 6/15/33, FGIC	06/11 @ 100	2,631,125
BBB	1,445	New York Cntys. Tobacco Trust III RB, 6.00%, 6/01/43	06/13 @ 100	1,525,689
		Port Auth. of NY & NJ RB,
AAA	2,750	Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,893,522
Caa2	2,600	Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15, AMT	10/06 @ 100	2,635,750
		Suffolk Cnty. Indl. Dev. Agcy. RB,
BBB-	260	Jeffersons Ferry Proj., 5.00%, 11/01/28	11/16 @ 100	264,732
A	500	Keyspan Port Jefferson Proj., 5.25%, 6/01/27, AMT	06/13 @ 100	520,075
AAA	3,000[4]	TSASC, Inc. Tobacco Settlement RB, Ser. 1, 5.75%, 7/15/12	N/A	3,326,100
AAA	5,000[4]	Urban Dev. Corp. RB, Ser. A, 5.25%, 3/15/12	N/A	5,404,750
				50,421,833
		Puerto Rico—31.6%
BBB	3,650	Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	3,771,545
A3	2,000	Elec. Pwr. Auth. RB, Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,087,120
AAA	2,000[4]	Hwy. & Transp. Auth. RB, Ser. D, 5.25%, 7/01/12	N/A	2,169,580
		Pub. Bldgs. Auth. Gov’t. Facs. RB,
BBB	1,980[4]	Ser. D, 5.25%, 7/01/12	N/A	2,137,093
BBB	720	Ser. D, 5.25%, 7/01/27	07/12 @ 100	748,454
		Pub. Impvt. GO,
AAA	925[4]	Ser. A, 5.125%, 7/01/11	N/A	988,122
BBB	1,825	Ser. A, 5.125%, 7/01/31	07/11 @ 100	1,865,077
				13,766,991
		Total Investments—153.9% (cost $62,320,4575)		$67,020,949
		Other assets in excess of liabilities—1.7%		724,852
		Preferred shares at redemption value, including dividends payable—(55.6)%		(24,204,309)
		Net Assets—100%		$43,541,492

See Notes to Financial Statements.

BlackRock New York Municipal Bond Trust (BQH) (continued)

1Using the highest of S&P’s, Moody’s or Fitch’s ratings.
2Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2006, the Trust held 6.5% of its net assets, with a current market value of $2,832,125, in securities restricted as to resale.
4This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par. 5Cost for Federal income tax purposes is $62,312,749. The net unrealized appreciation on a tax basis is $4,708,200, consisting of $4,710,157 gross unrealized appreciation and $1,957 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMT	— Subject to Alternative Minimum Tax	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	XLCA	— XL Capital Assurance
GO	— General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006

BlackRock New York Municipal Income Trust II (BFY)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		LONG-TERM INVESTMENTS—156.6%
		Multi-State—5.6%
		Charter Mac Equity Issuer Trust,
A3	$ 500[3]	Ser. A, 5.75%, 4/30/15	No Opt. Call	$535,095
A3	1,000[3]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,098,760
Baa1	1,500[3]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,575,165
Baa1	1,000[3]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,073,090
				4,282,110
		New York—146.3%
		Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj.,
NR	345	Ser. A, 7.00%, 5/01/25	05/15 @ 102	345,635
NR	220	Ser. A, 7.00%, 5/01/35	05/15 @ 102	218,343
Aaa	1,720	Clarence Indl. Dev. Agcy. Civic Fac. RB, Bristol Vlg. Proj., 6.00%, 1/20/44	01/13 @ 102	1,897,040
		Dorm. Auth. RB,
AAA	2,500	Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	2,646,375
Aa3	2,000	Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	2,069,920
AA	5,000	Memorial Sloan Kettering Ctr. Proj., Ser. 1, 5.00%, 7/01/34	07/13 @ 100	5,168,850
AA	1,695	Memorial Sloan Kettering Ctr. Proj., Ser. 1, 5.00%, 7/01/35	07/16 @ 100	1,773,902
AA	2,000	Mount St. Mary Coll. Proj., 5.00%, 7/01/32, RAA	07/13 @ 100	2,072,300
BB+	750	Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	762,908
AAA	2,425	New York Univ. Proj., 5.00%, 7/01/31, MBIA	07/11 @ 100	2,509,778
AAA	2,500	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	2,591,600
AA	4,000	Dutchess Cnty. Ind. Dev. Agcy. Civic Facs. RB, Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	4,252,640
A+	5,500	Energy Res. & Dev. Auth. Facs. RB, Consolidated Edison Co. Proj., 4.70%, 6/01/36	10/06 @ 100	5,502,915
BBB	625	Essex Cnty. Indl. Dev. Agcy. Sld. Wst. Disp. RB, Intl. Paper Co. Proj., Ser. A,
		5.50%, 10/01/26, AMT	10/12 @ 100	642,475
A	3,250	Geneva Indl. Dev. Agcy. Civic Fac. RB, Hobart & Williams Smith Proj., Ser. A, 5.375%, 2/01/33	02/13 @ 100	3,445,455
BBB-	385	Herkimer Cnty. Indl. Dev. Agcy. Civic Fac. RB, Coll. Fndtn., Inc. Student Hsg. Proj.,
		6.25%, 8/01/34	08/13 @ 100	399,515
		Liberty Dev. Corp. RB,
AA-	4,000	5.25%, 10/01/35	No Opt. Call	4,518,920
B3	675	Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	02/16 @ 100	695,169
AAA	3,515	Long Island Pwr. Auth. Elec. Sys. RB, Ser. A, Zero Coupon, 6/01/28, FSA	No Opt. Call	1,364,804
		Met. Transp. Auth. RB,
AAA	2,000	Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,134,660
AA-	5,000	Ded. Tax Fund, Ser. A, 5.00%, 11/15/30	11/12 @ 100	5,168,950
AA-	5,000	Svc. Contract, Ser. A, 5.125%, 1/01/29	07/12 @ 100	5,236,300
AA-	5,000[4]	New York City GO, Ser. B, 5.75%, 12/01/11	N/A	5,503,550
		New York City Indl. Dev. Agcy. RB,
B	1,600	American Airlines, JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	1,840,944
B	1,500	American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	1,739,940
AA+	1,000	Eger Harbor Proj., Ser. A, 4.95%, 11/20/32	11/12 @ 101	1,024,320
AA+	1,000	Eger Harbor Proj., Ser. A, 5.875%, 5/20/44	11/12 @ 105	1,125,080
BBB-	1,000	Liberty Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	1,003,250
A	1,500	Lycee De Francais Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	1,554,885
		New York City Mun. Wtr. Fin. Auth. RB,
AA+	5,000	Ser. A, 5.125%, 6/15/34	06/12 @ 100	5,224,250
AA+	1,000	Ser. D, 5.00%, 6/15/38	06/16 @ 100	1,042,340
AAA	5,000[4]	New York City Trans. Auth. Met. Transp. Auth. Triborough Brdg. & Tunl. Auth. COP, Ser. A,
		5.25%, 1/01/10, AMBAC	N/A	5,309,800
AAA	5,000	New York City Trans. Fin. Auth. RB, Ser. B, 5.00%, 11/01/27	11/12 @ 100	5,206,400
BBB	2,535	New York Cntys. Tobacco Trust III RB, 6.00%, 6/01/43	06/13 @ 100	2,676,554
AAA	3,000	New York Convention Ctr. Dev. RB, 5.00%, 11/15/35, AMBAC	11/15 @ 100	3,146,250
Caa2	3,675	Port Auth. of NY & NJ RB, Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15, AMT	10/06 @ 100	3,725,531
AAA	2,000	St. Urban Dev. Corp. St. Personal Income Tax RB, Ser. B, 5.00%, 3/15/35	03/15 @ 100	2,094,660
		Suffolk Cnty. Indl. Dev. Agcy. RB,
BBB-	450	Jeffersons Ferry Proj., 5.00%, 11/01/28, AMT	11/16 @ 100	458,190
A	2,500	Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	2,600,375

See Notes to Financial Statements.

BlackRock New York Municipal Income Trust II (BFY) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		New York—(cont’d)
		Triborough Brdg. & Tunl. Auth. RB,
AAA	$ 850[4]	Ser. A, 5.00%, 1/01/12	N/A	$906,253
AA	150	Ser. A, 5.00%, 1/01/32	01/12 @ 100	154,362
AAA	9,000[4]	TSASC, Inc. Tobacco Settlement RB, Ser. 1, 5.75%, 7/15/12	N/A	9,978,300
				111,733,688
		Puerto Rico—4.7%
BBB	1,400	Children’s Trust Fund Tobacco Settlement RB, 5.625%, 5/15/43	05/12 @ 100	1,446,620
AAA	2,000[4]	Hwy. & Transp. Auth. RB, Ser. D, 5.375%, 7/01/12	N/A	2,182,580
				3,629,200
		Total Long-Term Investments (cost $113,406,236)		119,644,998
	Shares
	(000)
		MONEY MARKET FUND—0.1%
NR	50	AIM Tax Free Cash Reserve Portfolio (cost $50,000)	N/A	50,000
		Total Investments—156.7% (cost $113,456,2365)		$119,694,998
		Other assets in excess of liabilities—1.8%		1,351,922
		Preferred shares at redemption value, including dividends payable—(58.5)%		(44,653,669)
		Net Assets—100%		$76,393,251

1Using the highest of S&P’s, Moody’s or Fitch’s ratings.
2Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2006, the Trust held 5.6% of its net assets, with a current market value of $4,282,110, in securities restricted as to resale.
4This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
5Cost for Federal income tax purposes is $113,451,500. The net unrealized appreciation on a tax basis is $6,243,498, consisting of $6,247,365 gross unrealized appreciation and $3,867 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	GO	— General Obligation
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
AMT	— Subject to Alternative Minimum Tax	RAA	— Radian Asset Assurance
COP	— Certificate of Participation	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	XLCA	— XL Capital Assurance
FSA	— Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006

BlackRock Virginia Municipal Bond Trust (BHV)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value
		LONG-TERM INVESTMENTS—150.3%
		Multi-State—6.7%
Baa1	$ 1,500[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$1,699,275
		Puerto Rico—5.7%
BBB	1,390	Children’s Trust Fund Tobacco Settlement RB, 5.375%, 5/15/33	05/12 @ 100	1,428,253
		Virginia—137.9%
NR4	1,465	Alexandria Redev. & Hsg. Auth. RB, 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	1,417,827
A	2,150[5]	Arlington Cnty. Ind. Dev. Auth. Hosp. Fac. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys. Proj.,
		5.25%, 7/01/11	N/A	2,316,732
AAA	1,500[5]	Arlington Cnty. Pub. Impvt. GO, 5.00%, 2/01/11	N/A	1,583,505
NR	1,500	Celebrate No. Cmnty. Dev. Auth. SA, Ser. B, 6.75%, 3/01/34	03/14 @ 102	1,590,090
		Coll. Bldg. Auth. Edl. Facs. RB, Washington & Lee Univ. Proj.,
AAA	500	5.25%, 1/01/26, MBIA	No Opt. Call	571,065
AAA	1,000	5.25%, 1/01/31, MBIA	No Opt. Call	1,153,440
AAA	1,500[6]	Danville Ind. Dev. Auth. Hosp. RB, Danville Regl. Med. Ctr. Proj., 5.25%, 10/01/28, AMBAC	ETM	1,685,340
NR	990	Dulles Town Ctr. Cmnty. Dev. Auth. SA, Dulles Town Ctr. Proj., 6.25%, 3/01/26	03/08 @ 102	1,023,878
AAA	1,205	Fairfax Cnty. Wtr. Auth. RB, 5.00%, 4/01/27	04/12 @ 100	1,258,478
AA	1,000	Hampton GO, 5.00%, 4/01/20	04/12 @ 101	1,064,180
A-	1,500	Henrico Cnty. Econ. Dev. Auth. RB, Bon Secours Hlth. Sys., Inc. Proj., Ser. A, 5.60%, 11/15/30 .	11/12 @ 100	1,585,710
AAA	3,000	Hsg. Dev. Auth., Comnwlth. Mtg. RB, Ser. H, 5.375%, 7/01/36, MBIA	07/11 @ 100	3,111,090
BBB	1,300	Isle Wight Cnty. Indl. Dev. Auth. RB, International Paper Co. Proj., Ser. A, 5.70%, 11/01/27, AMT	11/13 @ 100	1,354,067
AAA	1,500	Met. Arpts. Auth. Arpt. Sys. RB, Ser. A, 5.25%, 10/01/32, FGIC	10/12 @ 100	1,572,105
AAA	1,500	Norfolk Arpt. Auth. RB, Ser. A, 5.125%, 7/01/31, FGIC	07/11 @ 100	1,558,545
NR	1,000	Peninsula Ports Auth. Baptist Homes RB, Ser. C, 5.40%, 12/01/33	12/16 @ 100	1,013,610
A	5,000[5]	Pocahontas Pkwy. Assoc. Toll Rd. RB, Ser. B, Zero Coupon, 8/15/08, ACA	N/A	2,116,650
AA+	1,275	Prince William Cnty. RB, 5.00%, 12/01/21	06/12 @ 100	1,339,030
		Res. Auth. RB,
AA	635	Infrastructure, Ser. A, 5.125%, 5/01/27	05/11 @ 101	668,922
AA	1,500[5]	Wtr. & Swr. Sys., Frederick Cnty. San. Auth. Proj., 5.20%, 10/01/10	N/A	1,590,645
AAA	1,250	Richmond Met. Auth. Expwy. RB, 5.25%, 7/15/22, FGIC	No Opt. Call	1,405,725
AAA	3,000	Richmond Pub. Util. RB, 5.00%, 1/15/33, FSA	01/12 @ 100	3,103,740
BBB	500	Tobacco Settlement Fin. Corp. RB, 5.50%, 6/01/26	06/15 @ 100	517,210
				34,601,584
		Total Long-Term Investments (cost $34,983,057)		37,729,112

See Notes to Financial Statements.

BlackRock Virginia Municipal Bond Trust (BHV) (continued)

Shares
(000)	Description	Value
	MONEY MARKET FUND—0.4%
100	AIM Tax Free Cash Reserve Portfolio (cost $100,000)	$ 100,000
	Total Investments—150.7% (cost $35,083,0577)	$ 37,829,112
	Other assets in excess of liabilities—3.2%	800,657
	Preferred shares at redemption value, including dividends payable—(53.9)%	(13,532,780)
	Net Assets—100%	$ 25,096,989

1Using the highest of S&P’s, Moody’s or Fitch’s ratings.
2Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2006, the Trust held 6.8% of its net assets, with a current market value of $1,699,275, in securities restricted as to resale.
4Security is deemed to be of investment grade quality by the investment advisor.
5This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
6Security is collateralized by Municipal or U.S. Treasury obligations.
7Cost for Federal income tax purposes is $35,013,925. The net unrealized appreciation on a tax basis is $2,815,187, consisting of $2,935,119 gross unrealized appreciation and $119,932 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
AMT	— Subject to Alternative Minimum Tax	MBIA	— Municipal Bond Insurance Assoc.
ETM	— Escrowed to Maturity	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	SA	— Special Assessment

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2006

				California
	Insured			Insured
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Income Trust
	(BYM)	(BBK)	(BLE)	(BCK)

Assets
Investments at value[1]	$632,609,725	$257,663,932	$570,472,748	$125,822,897
Investments in affiliates	64,273	27,875	58,106	10,995
Cash	516,525	549,646	546,769	545,209
Receivable from investments sold	—	217,635	629,282	—
Interest receivable	6,422,222	2,779,463	6,807,410	1,309,782
Other assets	17,057	9,281	6,524	10,557
	639,629,802	261,247,832	578,520,839	127,699,440

Liabilities
Payable to custodian	—	—	—	—
Payable for investments purchased	—	2,285,716	6,990,053	—
Unrealized depreciation on forward starting swaps	1,192,156	423,364	983,955	258,054
Collateral received from broker	—	—	—	100,000
Dividends payable — common shares	1,598,438	881,425	1,920,142	306,017
Investment advisory fee payable	187,942	86,005	191,778	37,482
Deferred Trustees’fees	64,273	27,875	58,106	10,995
Payable to affiliates	22,064	10,561	18,224	3,978
Other accrued expenses	152,084	99,788	138,457	54,748
	3,216,957	3,814,734	10,300,715	771,274

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends
payable[2,3]	229,074,736	90,538,232	205,612,581	46,510,144

Net Assets Applicable to
Common Shareholders	$407,338,109	$166,894,866	$362,607,543	$80,418,022

Composition of Net Assets Applicable to
Common Shareholders:
Par value	$26,204	$10,205	$22,927	$5,276
Paid-in capital in excess of par	371,940,567	144,901,309	325,597,620	74,807,848
Undistributed net investment income	1,315,035	2,514,483	2,421,627	310,034
Accumulated net realized gain (loss)	362,741	707,476	(5,526,588)	(813,373)
Net unrealized appreciation	33,693,562	18,761,393	40,091,957	6,108,237
Net assets applicable to common shareholders,
August 31, 2006	$407,338,109	$166,894,866	$362,607,543	$80,418,022

Net asset value per common share[4]	$15.54	$16.35	$15.82	$15.24

[1]Investments at cost	$597,724,007	$238,479,175	$529,396,836	$119,456,606
[2]Preferred shares outstanding	9,159	3,620	8,222	1,860
[3]Par value per share	0.001	0.001	0.001	0.001
[4]Common shares outstanding	26,203,900	10,204,627	22,927,077	5,276,156

See Notes to Financial Statements.

		Florida
California	California	Insured	Florida	Maryland	New Jersey
Municipal	Municipal	Municipal	Municipal	Municipal	Municipal
Bond Trust	Income Trust II	Income Trust	Bond Trust	Bond Trust	Bond Trust
(BZA)	(BCL)	(BAF)	(BIE)	(BZM)	(BLJ)

$84,300,127	$195,503,601	$206,738,237	$82,610,198	$49,516,517	$56,616,500
13,492	16,865	18,121	11,253	13,366	14,286
—	533,887	537,347	124,289	517,033	530,909
—	—	—	—	—	—
985,732	2,555,441	2,845,558	1,283,178	612,002	698,148
8,275	2,778	11,017	8,272	273	316
85,307,626	198,612,572	210,150,280	84,037,190	50,659,191	57,860,159

16,256	—	—	—	—	—
—	—	—	—	—	—
153,445	417,659	358,190	119,266	75,687	105,841
—	—	—	—	—	—
268,103	522,998	506,574	258,046	144,421	179,266
25,034	66,660	61,829	24,737	14,906	17,008
13,492	16,865	18,121	11,253	13,366	14,286
3,458	6,758	8,900	3,483	1,210	829
42,351	80,051	68,085	44,129	45,584	49,793
522,139	1,110,991	1,021,699	460,914	295,174	367,023

29,984,196	71,976,567	76,022,175	29,777,895	18,010,354	20,230,402

$54,801,291	$125,525,014	$133,106,406	$53,798,381	$32,353,663	$37,262,734

$3,366	$7,985	$8,734	$3,316	$2,024	$2,281
47,691,148	113,257,811	123,914,893	46,967,851	28,641,761	32,294,836
809,715	493,877	682,745	1,020,513	571,337	725,060
(717,716)	(4,567,231)	(254,628)	(70,318)	12,271	146,923
7,014,778	16,332,572	8,754,662	5,877,019	3,126,270	4,093,634

$54,801,291	$125,525,014	$133,106,406	$53,798,381	$32,353,663	$37,262,734

$16.28	$15.72	$15.24	$16.22	$15.98	$16.33

$77,131,904	$178,753,370	$197,625,385	$76,613,913	$46,314,560	$52,417,025
1,199	2,878	3,040	1,191	720	809
0.001	0.001	0.001	0.001	0.001	0.001
3,365,759	7,984,696	8,734,048	3,316,443	2,024,110	2,281,270

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)
August 31, 2006

	New York
	Insured	New York	New York	Virginia
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Bond Trust
	(BSE)	(BQH)	(BFY)	(BHV)

Assets
Investments at value[1]	$154,005,199	$67,020,949	$119,694,998	$37,829,112
Investments in affiliates	11,281	12,498	13,038	11,641
Cash	511,120	236,182	510,817	517,417
Interest receivable	1,605,816	853,792	1,421,884	507,937
Other assets	10,738	8,186	1,516	211
	156,144,154	68,131,607	121,642,253	38,866,318

Liabilities
Unrealized depreciation on forward starting swaps	267,846	94,488	180,295	65,174
Collateral received from broker	100,000	—	—	—
Dividends payable — common shares	375,246	209,558	292,556	111,205
Investment advisory fee payable	45,940	20,065	40,925	11,443
Deferred Trustees’ fees	11,281	12,498	13,038	11,641
Payable to affiliates	—	2,419	3,801	1,257
Other accrued expenses	58,011	46,778	64,718	35,829
	858,324	385,806	595,333	236,549

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends
payable[2,3]	56,031,136	24,204,309	44,653,669	13,532,780

Net Assets Applicable to
Common Shareholders	$99,254,694	$43,541,492	$76,393,251	$25,096,989

Composition of Net Assets Applicable to
Common Shareholders:
Par value	$6,470	$2,718	$4,938	$1,535
Paid-in capital in excess of par	91,773,953	38,498,892	70,007,203	21,730,224
Undistributed net investment income	442,039	691,759	380,563	611,639
Accumulated net realized gain (loss)	460,584	(257,881)	(57,920)	72,710
Net unrealized appreciation	6,571,648	4,606,004	6,058,467	2,680,881
Net assets applicable to common shareholders,
August 31, 2006	$99,254,694	$43,541,492	$76,393,251	$25,096,989

Net asset value per common share[4]	$15.34	$16.02	$15.47	$16.35

[1]Investments at cost	$147,165,705	$62,320,457	$113,456,236	$35,083,057
[2]Preferred shares outstanding	2,240	968	1,786	541
[3]Par value per share	0.001	0.001	0.001	0.001
[4]Common shares outstanding	6,469,766	2,718,046	4,937,652	1,535,387

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the year ended August 31, 2006

				California
	Insured			Insured
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Income Trust
	(BYM)	(BBK)	(BLE)	(BCK)

Investment Income
Interest income	$30,338,576	$13,816,143	$30,439,553	$5,937,778
Income from affiliates	5,597	2,484	5,240	900
Total investment income	30,344,173	13,818,627	30,444,793	5,938,678

Expenses
Investment advisory	3,458,834	1,652,478	3,077,700	689,575
Transfer agent	17,965	16,765	16,865	14,965
Custodian	109,536	75,546	112,717	36,609
Reports to shareholders	115,401	28,504	121,050	15,310
Directors/Trustees	40,511	20,002	36,154	14,308
Registration	20,099	20,056	12,501	19,998
Independent accountants	52,042	38,947	47,891	39,374
Legal	82,946	34,432	73,923	17,854
Insurance	40,912	16,512	36,333	8,133
Auction agent	594,498	239,977	548,697	124,091
Deferred Trustees’ fees	5,597	2,484	5,240	900
Miscellaneous	68,275	41,777	57,449	27,484
Total expenses excluding interest expense and
excise tax	4,606,616	2,187,480	4,146,520	1,008,601
Interest expense	28,682	8,820	24,929	3,558
Excise tax	72,502	45,301	—	—
Total expenses	4,707,800	2,241,601	4,171,449	1,012,159
Less fees waived by Advisor	(1,257,758)	(762,682)	(839,373)	(250,754)
Less fees paid indirectly	(18,286)	(19,166)	(19,827)	(16,044)
Less excise tax reimbursed	(72,502)	(45,301)	—	—
Net expenses	3,359,254	1,414,452	3,312,249	745,361
Net investment income	26,984,919	12,404,175	27,132,544	5,193,317

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,893,674)	1,810,046	2,969,538	1,006,360
Futures	5,816,445	2,082,233	4,838,808	88,329
	2,922,771	3,892,279	7,808,346	1,094,689
Net change in unrealized appreciation/depreciation on:
Investments	(5,712,247)	(2,211,119)	(4,603,200)	(1,238,301)
Futures and swaps	466,910	175,050	402,060	95,962
	(5,245,337)	(2,036,069)	(4,201,140)	(1,142,339)
Net gain (loss)	(2,322,566)	1,856,210	3,607,206	(47,650)

Dividends and Distributions to
Preferred Shareholders from:
Net investment income	(6,755,122)	(2,574,142)	(6,317,513)	(1,289,460)
Net realized gains	—	(231,342)	—	—
Total dividends and distributions	(6,755,122)	(2,805,484)	(6,317,513)	(1,289,460)

Net Increase in Net Assets Applicable to
Common Shareholders Resulting from
Operations	$17,907,231	$11,454,901	$24,422,237	$3,856,207

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (continued)
For the year ended August 31, 2006

		California	Florida
	California	Municipal	Insured	Florida
	Municipal	Income	Municipal	Municipal
	Bond Trust	Trust II	Income Trust	Bond Trust
	(BZA)	(BCL)	(BAF)	(BIE)

Investment Income
Interest income	$4,367,947	$9,840,683	$10,070,829	$4,396,608
Income from affiliates	1,046	1,458	1,597	645
Total investment income	4,368,993	9,842,141	10,072,426	4,397,253

Expenses
Investment advisory	542,951	1,068,935	1,138,725	539,521
Transfer agent	15,665	16,065	16,365	15,465
Custodian	22,919	60,021	59,998	25,643
Reports to shareholders	4,192	27,773	31,619	11,787
Directors/Trustees	14,089	16,352	18,250	14,089
Registration	19,983	4,300	20,013	19,983
Independent accountants	38,838	38,418	41,547	37,535
Legal	6,964	30,990	31,902	8,416
Insurance	5,419	12,608	13,422	5,380
Auction agent	80,022	197,186	198,085	79,523
Deferred Trustees’ fees	1,046	1,458	1,597	645
Miscellaneous	25,001	30,478	31,893	25,003
Total expenses excluding interest expense
and excise tax	777,089	1,504,584	1,603,416	782,990
Interest expense	—	8,819	10,025	—
Excise tax	—	—	—	—
Total expenses	777,089	1,513,403	1,613,441	782,990
Less fees waived by Advisor	(250,593)	(291,528)	(414,082)	(249,010)
Less fees paid indirectly	(14,494)	(16,523)	(18,763)	(11,968)
Less excise tax reimbursed	—	—	—	—
Net expenses	512,002	1,205,352	1,180,596	522,012
Net investment income	3,856,991	8,636,789	8,891,830	3,875,241

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(167,685)	(268,254)	(98,227)	(48,567)
Futures	746,750	2,020,796	1,743,242	591,157
	579,065	1,752,542	1,645,015	542,590
Net change in unrealized appreciation/depreciation on:
Investments	(107,699)	(680,397)	(2,365,654)	(761,762)
Futures and swaps	59,490	155,356	141,460	51,419
	(48,209)	(525,041)	(2,224,194)	(710,343)
Net gain (loss)	530,856	1,227,501	(579,179)	(167,753)

Dividends and Distributions to
Preferred Shareholders from:
Net investment income	(876,737)	(1,983,073)	(2,277,559)	(906,591)
Net realized gains	—	—	—	—
Total dividends and distributions	(876,737)	(1,983,073)	(2,277,559)	(906,591)

Net Increase in Net Assets Applicable to
Common Shareholders Resulting from
Operations	$3,511,110	$7,881,217	$6,035,092	$2,800,897

See Notes to Financial Statements.

		New York
Maryland	New Jersey	Insured	New York	New York	Virginia
Municipal	Municipal	Municipal	Municipal	Municipal	Municipal
Bond Trust	Bond Trust	Income Trust	Bond Trust	Income Trust II	Bond Trust
(BZM)	(BLJ)	(BSE)	(BQH)	(BFY)	(BHV)

$2,524,592	$3,041,332	$7,361,329	$3,533,152	$5,977,116	$1,973,356
1,065	1,211	1,006	1,010	957	956
2,525,657	3,042,543	7,362,335	3,534,162	5,978,073	1,974,312

325,637	369,725	845,454	436,994	657,303	248,911
14,965	14,965	16,265	15,565	16,165	14,965
25,404	26,158	37,273	22,993	40,551	25,170
12,232	11,560	25,953	11,715	22,323	8,910
13,432	13,432	14,673	13,651	14,308	13,432
1,201	1,402	20,042	19,983	2,599	883
41,263	42,317	40,113	40,405	37,810	25,547
13,319	13,538	19,067	13,885	16,886	12,731
3,246	3,684	9,966	4,361	7,736	2,479
50,038	55,622	147,822	65,569	120,319	38,840
1,065	1,211	1,006	1,010	957	956
23,491	22,833	26,494	23,900	27,186	23,027

525,293	576,447	1,204,128	670,031	964,143	415,851
—	—	3,484	—	—	—
—	7,174	9,635	—	—	—
525,293	583,621	1,217,247	670,031	964,143	415,851
(150,294)	(170,642)	(307,438)	(201,690)	(179,264)	(114,882)
(18,479)	(18,233)	(18,200)	(13,568)	(20,181)	(17,245)
—	(7,174)	(9,635)	—	—	—
356,520	387,572	881,974	454,773	764,698	283,724
2,169,137	2,654,971	6,480,361	3,079,389	5,213,375	1,690,588

—	36	(268,366)	(91,609)	(26,603)	50,406
364,521	526,034	1,306,720	492,811	866,847	321,736
364,521	526,070	1,038,354	401,202	840,244	372,142

(554,457)	(188,959)	(1,230,718)	(524,477)	(173,472)	(362,009)
29,677	44,001	107,869	46,464	71,024	27,511
(524,780)	(144,958)	(1,122,849)	(478,013)	(102,448)	(334,498)
(160,259)	381,112	(84,495)	(76,811)	737,796	37,644

(533,685)	(548,600)	(1,540,963)	(688,573)	(1,240,545)	(396,092)
—	(37,909)	—	—	—	—
(533,685)	(586,509)	(1,540,963)	(688,573)	(1,240,545)	(396,092)

$1,475,193	$2,449,574	$4,854,903	$2,314,005	$4,710,626	$1,332,140

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended August 31, 2006 and 2005

	Insured Municipal Income Trust		Municipal Bond Trust
	(BYM)		(BBK)
	2006	2005	2006	2005
Increase in Net Assets Applicable to
Common Shareholders
Operations:
Net investment income	$26,984,919	$26,962,373	$12,404,175	$12,271,182
Net realized gain (loss)	2,922,771	15,009,314	3,892,279	874,223
Net change in unrealized appreciation/depreciation	(5,245,337)	12,819,858	(2,036,069)	12,756,697
Dividends and distributions to preferred
shareholders from:
Net investment income	(6,755,122)	(4,321,472)	(2,574,142)	(1,719,239)
Net realized gains	—	—	(231,342)	—
Net increase in net assets applicable to common
shareholders resulting from operations	17,907,231	50,470,073	11,454,901	24,182,863
Dividends and Distributions to
Common Shareholders from:
Net investment income	(19,628,929)	(24,518,210)	(10,542,723)	(10,495,566)
Net realized gains	—	—	(926,334)	—
Total dividends and distributions	(19,628,929)	(24,518,210)	(11,469,057)	(10,495,566)
Capital Share Transactions:
Reinvestment of common dividends	419,066	423,563	1,045,811	284,282
Total increase (decrease)	(1,302,632)	26,375,426	1,031,655	13,971,579
Net Assets Applicable to
Common Shareholders
Beginning of year	408,640,741	382,265,315	165,863,211	151,891,632
End of year	$407,338,109	$408,640,741	$166,894,866	$165,863,211
End of year undistributed net investment income	$1,315,035	$714,167	$2,514,483	$3,229,200

See Notes to Financial Statements.

		California Insured		California Municipal
Municipal Income Trust II		Municipal Income Trust		Bond Trust
(BLE)		(BCK)		(BZA)
2006	2005	2006	2005	2006	2005

$27,132,544	$27,426,522	$5,193,317	$5,195,140	$3,856,991	$3,789,700
7,808,346	1,457,128	1,094,689	(1,050,542)	579,065	752,518
(4,201,140)	30,064,319	(1,142,339)	7,790,878	(48,209)	4,289,483

(6,317,513)	(3,950,332)	(1,289,460)	(800,568)	(876,737)	(508,138)
—	—	—	—	—	—

24,422,237	54,997,637	3,856,207	11,134,908	3,511,110	8,323,563

(22,977,915)	(22,895,741)	(3,761,809)	(4,743,934)	(3,209,548)	(3,203,270)
—	—	—	—	—	—
(22,977,915)	(22,895,741)	(3,761,809)	(4,743,934)	(3,209,548)	(3,203,270)

2,143,077	148,442	34,661	74,722	234,330	—
3,587,399	32,250,338	129,059	6,465,696	535,892	5,120,293

359,020,144	326,769,806	80,288,963	73,823,267	54,265,399	49,145,106
$362,607,543	$359,020,144	$80,418,022	$80,288,963	$54,801,291	$54,265,399
$2,421,627	$4,596,423	$310,034	$167,986	$809,715	$1,039,009

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the years ended August 31, 2006 and 2005

	California		Florida Insured
	Municipal Income Trust II		Municipal Income Trust
	(BCL)		(BAF)
	2006	2005	2006	2005
Increase in Net Assets Applicable to
Common Shareholders
Operations:
Net investment income	$8,636,789	$8,708,704	$8,891,830	$8,867,352
Net realized gain (loss)	1,752,542	(1,524,025)	1,645,015	(681,521)
Net change in unrealized appreciation/depreciation	(525,041)	15,483,507	(2,224,194)	9,055,515
Dividends and distributions to preferred
shareholders from:
Net investment income	(1,983,073)	(1,167,105)	(2,277,559)	(1,374,732)
Net realized gains	—	—	—	—
Net increase in net assets applicable to common
shareholders resulting from operations	7,881,217	21,501,081	6,035,092	15,866,614
Dividends and Distributions to
Common Shareholders from:
Net investment income	(6,275,960)	(7,533,548)	(6,227,177)	(7,850,329)
Net realized gains	—	—	—	—
Total dividends and distributions	(6,275,960)	(7,533,548)	(6,227,177)	(7,850,329)
Capital Share Transactions:
Reinvestment of common dividends	—	—	77,965	149,885
Total increase (decrease)	1,605,257	13,967,533	(114,120)	8,166,170
Net Assets Applicable to
Common Shareholders
Beginning of year	123,919,757	109,952,224	133,220,526	125,054,356
End of year	$125,525,014	$123,919,757	$133,106,406	$133,220,526
End of year undistributed net investment income	$493,877	$116,121	$682,745	$295,651

See Notes to Financial Statements.

Florida		Maryland		New Jersey
Municipal Bond Trust		Municipal Bond Trust		Municipal Bond Trust
(BIE)		(BZM)		(BLJ)
2006	2005	2006	2005	2006	2005

$3,875,241	$3,829,071	$2,169,137	$2,160,791	$2,654,971	$2,631,055
542,590	(167,030)	364,521	15,626	526,070	(117,411)
(710,343)	2,559,463	(524,780)	1,631,626	(144,958)	3,499,235

(906,591)	(535,210)	(533,685)	(332,992)	(548,600)	(347,892)
—	—	—	—	(37,909)	—

2,800,897	5,686,294	1,475,193	3,475,051	2,449,574	5,664,987

(3,093,699)	(3,090,102)	(1,729,913)	(1,725,808)	(2,145,616)	(2,140,066)
—	—	—	—	(145,350)	—
(3,093,699)	(3,090,102)	(1,729,913)	(1,725,808)	(2,290,966)	(2,140,066)

101,681	10,494	116,586	27,820	176,459	18,610
(191,121)	2,606,686	(138,134)	1,777,063	335,067	3,543,531

53,989,502	51,382,816	32,491,797	30,714,734	36,927,667	33,384,136
$53,798,381	$53,989,502	$32,353,663	$32,491,797	$37,262,734	$36,927,667
$1,020,513	$1,145,612	$571,337	$665,798	$725,060	$764,561

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the years ended August 31, 2006 and 2005

	New York Insured		New York
	Municipal Income Trust		Municipal Bond Trust
	(BSE)		(BQH)
	2006	2005	2006	2005
Increase in Net Assets Applicable to
Common Shareholders
Operations:
Net investment income	$6,480,361	$6,460,542	$3,079,389	$3,039,131
Net realized gain (loss)	1,038,354	662,348	401,202	(150,481)
Net change in unrealized appreciation/depreciation	(1,122,849)	6,857,505	(478,013)	2,723,892
Dividends from net investment income to
preferred shareholders:	(1,540,963)	(919,843)	(688,573)	(410,012)
Net increase in net assets applicable to common
shareholders resulting from operations	4,854,903	13,060,552	2,314,005	5,202,530
Dividends from net investment income
to Common Shareholders	(4,612,545)	(5,802,703)	(2,505,339)	(2,498,924)
Capital Share Transactions:
Reinvestment of common dividends	158,868	335,680	272,447	—
Total increase	401,226	7,593,529	81,113	2,703,606
Net Assets Applicable to
Common Shareholders:
Beginning of year	98,853,468	91,259,939	43,460,379	40,756,773
End of year	$99,254,694	$98,853,468	$43,541,492	$43,460,379
End of year undistributed (distributions in
excess of) net investment income	$442,039	$115,186	$691,759	$806,282

See Notes to Financial Statements.

New York		Virginia
Municipal Income Trust II		Municipal Bond Trust
(BFY)		(BHV)
2006	2005	2006	2005

$5,213,375	$5,124,510	$1,690,588	$1,676,382
840,244	800,866	372,142	(109,878)
(102,448)	4,452,913	(334,498)	1,335,369
(1,240,545)	(723,738)	(396,092)	(243,614)
4,710,626	9,654,551	1,332,140	2,658,259

(3,510,658)	(4,398,872)	(1,331,262)	(1,325,313)

—	34,135	130,321	106,220
1,199,968	5,289,814	131,199	1,439,166

75,193,283	69,903,469	24,965,790	23,526,624
$76,393,251	$75,193,283	$25,096,989	$24,965,790
$380,563	$(81,609)	$611,639	$648,328

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Insured Municipal Income Trust (BYM)

				For the period
				October 31, 2002[1]
	Year Ended August 31,			through
	2006	2005	2004	August 31, 2003
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.61	$14.62	$13.64	$14.33[2]
Investment operations:
Net investment income	1.03	1.03	1.06	0.83
Net realized and unrealized gain (loss)	(0.09)	1.07	0.94	(0.62)
Dividends to preferred shareholders from net investment income	(0.26)	(0.17)	(0.08)	(0.07)
Net increase from investment operations	0.68	1.93	1.92	0.14
Dividends to common shareholders from net investment income	(0.75)	(0.94)	(0.94)	(0.70)
Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.10)
Total capital charges	—	—	—	(0.13)
Net asset value, end of period	$15.54	$15.61	$14.62	$13.64
Market price, end of period	$14.65	$15.43	$13.97	$13.51
TOTAL INVESTMENT RETURN[3]	0.07%	17.69%	10.57%	(5.39)%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.84%	0.83%	0.84%	0.77%[5]
Expenses after fees waived and before fees paid indirectly	0.84%	0.83%	0.84%	0.79%[5]
Expenses before fees waived and paid indirectly	1.18%	1.15%	1.16%	1.10%[5]
Net investment income after fees waived and paid indirectly and before
preferred share dividends	6.75%	6.83%	7.30%	6.95%[5]
Preferred share dividends	1.69%	1.09%	0.57%	0.55%[5]
Net investment income available to common shareholders	5.06%	5.74%	6.73%	6.40%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$399,904	$394,876	$380,007	$372,269
Portfolio turnover	60%	57%	57%	46%
Net assets applicable to common shareholders, end of period (000)	$407,338	$408,641	$382,265	$356,438
Preferred shares value outstanding, end of period (000)	$228,975	$228,975	$228,975	$228,975
Asset coverage per preferred share, end of period	$69,485	$69,622	$66,739	$63,919

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Bond Trust (BBK)

					For the period
					April 30, 2002[1]
	Year Ended August 31,				through
	2006	2005	2004	2003	August 31, 2002
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.36	$15.00	$14.12	$14.76	$14.33[2]
Investment operations:
Net investment income	1.21	1.21	1.25	1.28	0.31
Net realized and unrealized gain (loss)	0.18	1.36	0.74	(0.74)	0.52
Dividends and distributions to preferred shareholders from:
Net investment income	(0.25)	(0.17)	(0.08)	(0.10)	(0.03)
Net realized gains	(0.02)	—	—	(0.01)	—
Net increase from investment operations	1.12	2.40	1.91	0.43	0.80
Dividends and distributions to common shareholders from:
Net investment income	(1.04)	(1.04)	(1.04)	(1.02)	(0.25)
Net realized gains	(0.09)	—	—	(0.05)	—
Total dividends and distributions	(1.13)	(1.04)	(1.04)	(1.07)	(0.25)
Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	0.01	—	(0.09)
Total capital charges	—	—	0.01	—	(0.12)
Net asset value, end of period	$16.35	$16.36	$15.00	$14.12	$14.76
Market price, end of period	$17.89	$17.18	$14.61	$13.66	$14.90
TOTAL INVESTMENT RETURN[3]	11.55%	25.75%	14.87%	(1.20)%	1.07%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.86%	0.87%	0.89%	0.91%	0.90%[5]
Expenses after fees waived and before fees paid indirectly	0.88%	0.88%	0.90%	0.92%	0.91%[5]
Expenses before fees waived and paid indirectly	1.37%	1.35%	1.37%	1.41%	1.32%[5]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.58%	7.73%	8.28%	8.66%	6.35%[5]
Preferred share dividends	1.57%	1.08%	0.55%	0.67%	0.53%[5]
Net investment income available to common shareholders	6.01%	6.65%	7.73%	7.99%	5.82%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$163,727	$158,814	152,200	$148,670	$144,196
Portfolio turnover	85%	70%	65%	21%	22%
Net assets applicable to common shareholders, end of period (000) .	$166,895	$165,863	151,892	$142,951	$149,253
Preferred shares value outstanding, end of period (000)	$90,500	$90,500	90,500	$90,500	$90,500
Asset coverage per preferred share, end of period	$71,114	$70,824	66,963	$64,491	$66,233

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Income Trust II (BLE)

					For the period
					July 30, 2002[1]
	Year Ended August 31,				through
	2006	2005	2004	2003	August 31, 2002
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.75	$14.34	$13.28	$14.40	$14.33	[2]
Investment operations:
Net investment income	1.18	1.20	1.20	1.14	0.03
Net realized and unrealized gain (loss)	0.18	1.38	0.95	(1.06)	0.07
Dividends to preferred shareholders from net investment income .	(0.28)	(0.17)	(0.09)	(0.10)	—
Net increase (decrease) from investment operations	1.08	2.41	2.06	(0.02)	0.10
Dividends to common shareholders from net investment income	(1.01)	(1.00)	(1.00)	(1.00)	—
Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.10)	—
Total capital charges	—	—	—	(0.10)	(0.03)
Net asset value, end of period	$15.82	$15.75	$14.34	$13.28	$14.40
Market price, end of period	$17.22	$15.73	$13.92	$13.11	$15.00
TOTAL INVESTMENT RETURN[3]	16.66%	20.95%	14.15%	(6.00)%	0.00%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.94%	0.93%	0.95%	0.92%	0.65%[5,6]
Expenses after fees waived and before fees paid indirectly	0.94%	0.93%	0.95%	0.93%	0.65%[5,6]
Expenses before fees waived and paid indirectly	1.18%	1.17%	1.20%	1.17%	0.80%[5,6]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.66%	8.00%	8.37%	8.15%	2.82%[5,6]
Preferred share dividends	1.78%	1.15%	0.61%	0.69%	—	%5,6
Net investment income available to common shareholders	5.88%	6.85%	7.76%	7.46%	2.82%[5,6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$354,032	$342,827	$325,680	$318,014	$307,165
Portfolio turnover	68%	49%	64%	118%	—%
Net assets applicable to common shareholders, end of period (000) .	$362,608	$359,020	$326,770	$302,337	$323,483
Preferred shares value outstanding, end of period (000)	$205,550	$205,550	$205,550	$205,550	$—
Asset coverage per preferred share, end of period	$69,110	$68,672	$64,747	$61,774	$—

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
5Annualized.
6These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Insured Municipal Income Trust (BCK)

				For the period
				October 31, 2002[1]
	Year Ended August 31,			through
	2006	2005	2004	August 31, 2003
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.22	$14.01	$13.09	$14.33[2]
Investment operations:
Net investment income	0.98	0.99	1.02	0.79
Net realized and unrealized gain (loss)	(0.01)	1.27	0.89	(1.15)
Dividends to preferred shareholders from net investment income	(0.24)	(0.15)	(0.08)	(0.06)
Net increase (decrease) from investment operations	0.73	2.11	1.83	(0.42)
Dividends and distributions to common shareholders from:
Net investment income	(0.71)	(0.90)	(0.90)	(0.67)
Net realized gains	—	—	(0.01)	—
Total dividends and distributions	(0.71)	(0.90)	(0.91)	(0.67)
Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.12)
Total capital charges	—	—	—	(0.15)
Net asset value, end of period	$15.24	$15.22	$14.01	$13.09
Market price, end of period	$14.61	$16.08	$14.00	$13.01
TOTAL INVESTMENT RETURN[3]	(4.53)%	22.24%	14.97%	(8.98)%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.95%	0.97%	0.99%	0.92%[5]
Expenses after fees waived and before fees paid indirectly	0.97%	0.98%	0.99%	0.96%[5]
Expenses before fees waived and paid indirectly	1.28%	1.30%	1.32%	1.27%[5]
Net investment income after fees waived and paid indirectly and before
preferred share dividends	6.58%	6.72%	7.26%	6.69%[5]
Preferred share dividends	1.63%	1.04%	0.54%	0.50%[5]
Net investment income available to common shareholders	4.95%	5.68%	6.72%	6.19%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$78,877	$77,283	$73,679	$74,302
Portfolio turnover	20%	16%	4%	41%
Net assets applicable to common shareholders, end of period (000)	$80,418	$80,289	$73,823	$68,910
Preferred shares value outstanding, end of period (000)	$46,500	$46,500	$46,500	$46,500
Asset coverage per preferred share, end of period	$68,241	$68,170	$64,691	$62,052

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal Bond Trust (BZA)

					For the period
					April 30, 2002[1]
	Year Ended August 31,				through
	2006	2005	2004	2003	August 31, 2002
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.19	$14.67	$13.71	$14.87	$14.33 [2]
Investment operations:
Net investment income	1.14	1.13	1.15	1.18	0.28
Net realized and unrealized gain (loss)	0.17	1.50	0.92	(1.21)	0.63
Dividends and distributions to preferred shareholders from:
Net investment income	(0.26)	(0.15)	(0.07)	(0.09)	(0.02)
Net realized gains	—	—	(0.01)	(0.01)	—
Net increase (decrease) from investment operations	1.05	2.48	1.99	(0.13)	0.89
Dividends and distributions to common shareholders from:
Net investment income	(0.96)	(0.96)	(0.96)	(0.94)	(0.23)
Net realized gains	—	—	(0.07)	(0.08)	—
Total dividends and distributions	(0.96)	(0.96)	(1.03)	(1.02)	(0.23)
Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.01)	(0.09)
Total capital charges	—	—	—	(0.01)	(0.12)
Net asset value, end of period	$16.28	$16.19	$14.67	$13.71	$14.87
Market price, end of period	$18.05	$16.33	$13.90	$13.15	$14.58
TOTAL INVESTMENT RETURN[3]	17.30%	25.31%	13.80%	(2.92)%	(1.23)%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.96%	1.00%	1.06%	1.06%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	0.98%	1.03%	1.07%	1.06%	1.12%[5]
Expenses before fees waived and paid indirectly	1.45%	1.50%	1.55%	1.54%	1.53%[5]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.20%	7.30%	7.87%	7.99%	5.75%[5]
Preferred share dividends	1.64%	0.98%	0.49%	0.58%	0.49%[5]
Net investment income available to common shareholders	5.56%	6.32%	7.38%	7.41%	5.26%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$53,556	$51,898	48,928	$49,107	$47,390
Portfolio turnover	16%	22%	24%	22%	18%
Net assets applicable to common shareholders, end of period (000) .	$54,801	$54,265	49,145	$45,940	$49,834
Preferred shares value outstanding, end of period (000)	$29,975	$29,975	29,975	$29,975	$29,975
Asset coverage per preferred share, end of period	$70,714	$70,263	65,990	$63,318	$66,569

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal Income Trust II (BCL)

					For the period
					July 30, 2002[1]
	Year Ended August 31,				through
	2006	2005	2004	2003	August 31, 2002
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.52	$13.77	$12.76	$14.42	$14.33	[2]
Investment operations:
Net investment income	1.08	1.09	1.09	1.02	0.02
Net realized and unrealized gain (loss)	0.16	1.75	0.97	(1.51)	0.10
Dividends to preferred shareholders from net investment income .	(0.25)	(0.15)	(0.08)	(0.09)	—
Net increase (decrease) from investment operations	0.99	2.69	1.98	(0.58)	0.12
Dividends to common shareholders from net investment income	(0.79)	(0.94)	(0.97)	(0.97)	—
Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)	—
Total capital charges	—	—	—	(0.11)	(0.03)
Net asset value, end of period	$15.72	$15.52	$13.77	$12.76	$14.42
Market price, end of period	$15.40	$14.26	$13.71	$13.01	$15.01
TOTAL INVESTMENT RETURN[3]	14.01%	11.09%	13.21%	(6.94)%	0.07%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.98%	1.01%	1.05%	0.97%	1.05%[5,6]
Expenses after fees waived and before fees paid indirectly	1.00%	1.02%	1.05%	0.99%	1.05%[5,6]
Expenses before fees waived and paid indirectly	1.24%	1.26%	1.30%	1.23%	1.20%[5,6]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.06%	7.46%	7.97%	7.38%	1.35%[5,6]
Preferred share dividends	1.62%	1.00%	0.58%	0.63%	—	%5,6
Net investment income available to common shareholders	5.44%	6.46%	7.39%	6.75%	1.35%[5,6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$122,402	$116,754	$109,252	$110,286	$105,895
Portfolio turnover	18%	21%	19%	85%	—%
Net assets applicable to common shareholders, end of period (000) .	$125,525	$123,920	$109,952	$101,738	$112,576
Preferred shares value outstanding, end of period (000)	$71,950	$71,950	$71,950	$71,950	$—
Asset coverage per preferred share, end of period	$68,625	$68,063	$63,209	$60,353	$—

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
5Annualized.
6These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Insured Municipal Income Trust (BAF)

				For the period
				October 31, 2002[1]
	Year Ended August 31,			through
	2006	2005	2004	August 31, 2003
PER COMMON SHARE
OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.26	$14.34	$13.74	$14.33[2]
Investment operations:
Net investment income	1.02	1.02	1.02	0.75
Net realized and unrealized gain (loss)	(0.07)	0.96	0.64	(0.47)
Dividends and distributions to preferred shareholders from:
Net investment income	(0.26)	(0.16)	(0.07)	(0.06)
Net realized gains	—	—	(0.01)	—
Net increase from investment operations	0.69	1.82	1.58	0.22
Dividends and distributions to common shareholders from:
Net investment income	(0.71)	(0.90)	(0.90)	(0.67)
Net realized gains	—	—	(0.08)	—
Total dividends and distributions	(0.71)	(0.90)	(0.98)	(0.67)
Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)
Total capital charges	—	—	—	(0.14)
Net asset value, end of period	$15.24	$15.26	$14.34	$13.74
Market price, end of period	$13.88	$15.30	$14.14	$13.20
TOTAL INVESTMENT RETURN[3]	(4.48)%	15.03%	14.82%	(7.78)%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.90%	0.89%	0.91%	0.83%[5]
Expenses after fees waived and before fees paid indirectly	0.92%	0.90%	0.93%	0.87%[5]
Expenses before fees waived and paid indirectly	1.23%	1.22%	1.25%	1.17%[5]
Net investment income after fees waived and paid indirectly and before
preferred share dividends	6.79%	6.85%	7.13%	6.39%[5]
Preferred share dividends	1.74%	1.06%	0.52%	0.54%[5]
Net investment income available to common shareholders	5.05%	5.79%	6.61%	5.85%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$131,041	$129,413	$125,315	$124,543
Portfolio turnover	9%	2%	2%	50%
Net assets applicable to common shareholders, end of period (000)	$133,106	$133,221	$125,054	$119,778
Preferred shares value outstanding, end of period (000)	$76,000	$76,000	$76,000	$76,000
Asset coverage per preferred share, end of period	$68,792	$68,826	$66,137	$64,404

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Municipal Bond Trust (BIE)

					For the period
					April 30, 2002[1]
	Year Ended August 31,				through
	2006	2005	2004	2003	August 31, 2002
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.31	$15.53	$14.52	$14.90	$14.33 [2]
Investment operations:
Net investment income	1.17	1.16	1.16	1.14	0.26
Net realized and unrealized gain (loss)	(0.06)	0.71	0.88	(0.43)	0.68
Dividends and distributions to preferred shareholders from:
Net investment income	(0.27)	(0.16)	(0.08)	(0.09)	(0.02)
Net realized gains	—	—	—	(0.01)	—
Net increase from investment operations	0.84	1.71	1.96	0.61	0.92
Dividends and distributions to common shareholders from:
Net investment income	(0.93)	(0.93)	(0.93)	(0.92)	(0.23)
Net realized gains	—	—	(0.02)	(0.06)	—
Total dividends and distributions	(0.93)	(0.93)	(0.95)	(0.98)	(0.23)
Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.01)	(0.09)
Total capital charges	—	—	—	(0.01)	(0.12)
Net asset value, end of period	$16.22	$16.31	$15.53	$14.52	$14.90
Market price, end of period	$16.70	$15.95	$14.17	$13.55	$14.92
TOTAL INVESTMENT RETURN[3]	10.97%	19.59%	11.82%	(2.90)%	1.03%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.98%	1.00%	1.02%	1.05%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.00%	1.02%	1.03%	1.05%	1.12%[5]
Expenses before fees waived and paid indirectly	1.47%	1.49%	1.50%	1.53%	1.54%[5]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.28%	7.24%	7.62%	7.54%	5.36%[5]
Preferred share dividends	1.70%	1.01%	0.53%	0.59%	0.49%[5]
Net investment income available to common shareholders	5.58%	6.23%	7.09%	6.95%	4.87%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$53,228	$52,870	$50,422	$49,915	$46,792
Portfolio turnover	6%	2%	10%	19%	—%
Net assets applicable to common shareholders, end of period (000) .	$53,798	$53,990	$51,383	$48,042	$49,284
Preferred shares value outstanding, end of period (000)	$29,775	$29,775	$29,775	$29,775	$29,775
Asset coverage per preferred share, end of period	$70,173	$70,343	$68,147	$65,340	$66,383

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Maryland Municipal Bond Trust (BZM)

					For the period
					April 30, 2002[1]
	Year Ended August 31,				through
	2006	2005	2004	2003	August 31, 2002
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.11	$15.24	$14.36	$14.76	$14.33 [2]
Investment operations:
Net investment income	1.07	1.07	1.06	1.07	0.25
Net realized and unrealized gain (loss)	(0.08)	0.83	0.76	(0.45)	0.53
Dividends and distributions to preferred shareholders from:
Net investment income	(0.26)	(0.17)	(0.08)	(0.10)	(0.03)
Net realized gains	—	—	—	(0.01)	—
Net increase from investment operations	0.73	1.73	1.74	0.51	0.75
Dividends and distributions to common shareholders from:
Net investment income	(0.86)	(0.86)	(0.86)	(0.84)	(0.21)
Net realized gains	—	—	—	(0.04)	—
Total dividends and distributions	(0.86)	(0.86)	(0.86)	(0.88)	(0.21)
Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.02)
Preferred shares	—	—	—	(0.03)	(0.09)
Total capital charges	—	—	—	(0.03)	(0.11)
Net asset value, end of period	$15.98	$16.11	$15.24	$14.36	$14.76
Market price, end of period	$17.45	$15.96	$14.99	$13.90	$14.95
TOTAL INVESTMENT RETURN[3]	15.26%	12.53%	14.31%	(1.32)%	1.10%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.11%	1.11%	1.18%	1.15%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.17%	1.13%	1.19%	1.15%	1.12%[5]
Expenses before fees waived and paid indirectly	1.64%	1.60%	1.67%	1.63%	1.54%[5]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	6.76%	6.82%	7.05%	7.18%	5.30%[5]
Preferred share dividends	1.66%	1.05%	0.54%	0.64%	0.54%[5]
Net investment income available to common shareholders	5.10%	5.77%	6.51%	6.54%	4.76%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$32,098	$31,676	$30,350	$30,069	$28,153
Portfolio turnover	—%	4%	12%	14%	1%
Net assets applicable to common shareholders, end of period (000) .	$32,354	$32,492	$30,715	$28,923	$29,705
Preferred shares value outstanding, end of period (000)	$18,000	$18,000	$18,000	$18,000	$18,000
Asset coverage per preferred share, end of period	$69,950	$70,138	$67,662	$65,172	$66,259

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New Jersey Municipal Bond Trust (BLJ)

					For the period
					April 30, 2002[1]
	Year Ended August 31,				through
	2006	2005	2004	2003	August 31, 2002
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.26	$14.71	$13.77	$14.58	$14.33 [2]
Investment operations:
Net investment income	1.16	1.16	1.16	1.15	0.25
Net realized and unrealized gain (loss)	0.18	1.48	0.84	(0.85)	0.37
Dividends and distributions to preferred shareholders from:
Net investment income	(0.24)	(0.15)	(0.07)	(0.09)	(0.02)
Net realized gains	(0.02)	—	—	(0.01)	—
Net increase from investment operations	1.08	2.49	1.93	0.20	0.60
Dividends and distributions to common shareholders from:
Net investment income	(0.95)	(0.94)	(0.94)	(0.93)	(0.23)
Net realized gains	(0.06)	—	(0.05)	(0.06)	—
Total dividends and distributions	(1.01)	(0.94)	(0.99)	(0.99)	(0.23)
Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.02)	(0.09)
Total capital charges	—	—	—	(0.02)	(0.12)
Net asset value, end of period	$16.33	$16.26	$14.71	$13.77	$14.58
Market price, end of period	$18.30	$15.98	$13.91	$13.64	$14.65
TOTAL INVESTMENT RETURN[3]	21.74%	22.22%	9.32%	(0.10)%	(0.75)%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.06%	1.08%	1.14%	1.14%	1.15%[5]
Expenses after fees waived and before fees paid indirectly	1.11%	1.10%	1.15%	1.14%	1.15%[5]
Expenses before fees waived and paid indirectly	1.59%	1.57%	1.63%	1.62%	1.57%[5]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.24%	7.44%	7.93%	7.94%	5.29%[5]
Preferred share dividends	1.50%	0.98%	0.49%	0.60%	0.45%[5]
Net investment income available to common shareholders	5.74%	6.46%	7.44%	7.34%	4.84%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$36,656	$35,375	$33,214	$32,652	$31,611
Portfolio turnover	—%	12%	20%	20%	17%
Net assets applicable to common shareholders, end of period (000) .	$37,263	$36,928	$33,384	$31,226	$32,981
Preferred shares value outstanding, end of period (000)	$20,225	$20,225	$20,225	$20,225	$20,225
Asset coverage per preferred share, end of period	$71,067	$70,649	$66,266	$63,602	$65,771

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Insured Municipal Income Trust (BSE)

				For the period
				October 31, 2002[1]
	Year Ended August 31,			through
	2006	2005	2004	August 31, 2003
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.30	$14.18	$13.45	$14.33 [2]
Investment operations:
Net investment income	1.00	1.00	1.01	0.75
Net realized and unrealized gain (loss)	(0.01)	1.16	0.69	(0.75)
Dividends to preferred shareholders from net investment income	(0.24)	(0.14)	(0.07)	(0.07)
Net increase (decrease) from investment operations	0.75	2.02	1.63	(0.07)
Dividends to common shareholders from net investment income	(0.71)	(0.90)	(0.90)	(0.67)
Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)
Total capital charges	—	—	—	(0.14)
Net asset value, end of period	$15.34	$15.30	$14.18	$13.45
Market price, end of period	$14.70	$15.35	$14.08	$13.28
TOTAL INVESTMENT RETURN[3]	0.73%	15.92%	13.04%	(7.13)%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.90%	0.92%	0.93%	0.87%[5]
Expenses after fees waived and before fees paid indirectly	0.92%	0.93%	0.95%	0.91%[5]
Expenses before fees waived and paid indirectly	1.25%	1.25%	1.27%	1.22%[5]
Net investment income after fees waived and paid indirectly and before
preferred share dividends	6.63%	6.77%	7.14%	6.35%[5]
Preferred share dividends	1.58%	0.96%	0.52%	0.55%[5]
Net investment income available to common shareholders	5.05%	5.81%	6.62%	5.80%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$97,719	$95,400	$91,808	$90,967
Portfolio turnover	9%	21%	11%	80%
Net assets applicable to common shareholders, end of period (000)	$99,255	$98,853	$91,260	$86,431
Preferred shares value outstanding, end of period (000)	$56,000	$56,000	$56,000	$56,000
Asset coverage per preferred share, end of period	$69,324	$69,138	$65,744	$63,587

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal Bond Trust (BQH)

					For the period
					April 30, 2002[1]
	Year Ended August 31,				through
	2006	2005	2004	2003	August 31, 2002
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.09	$15.09	$14.15	$14.83	$14.33 [2]
Investment operations:
Net investment income	1.13	1.13	1.13	1.12	0.25
Net realized and unrealized gain (loss)	(0.02)	0.95	0.81	(0.71)	0.62
Dividends and distributions to preferred shareholders from:
Net investment income	(0.25)	(0.15)	(0.07)	(0.09)	(0.02)
Net realized gains	—	—	—	(0.01)	—
Net increase from investment operations	0.86	1.93	1.87	0.31	0.85
Dividends and distributions to common shareholders from:
Net investment income	(0.93)	(0.93)	(0.93)	(0.92)	(0.23)
Net realized gains	—	—	—	(0.06)	—
Total dividends and distributions	(0.93)	(0.93)	(0.93)	(0.98)	(0.23)
Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.01)	(0.09)
Total capital charges	—	—	—	(0.01)	(0.12)
Net asset value, end of period	$16.02	$16.09	$15.09	$14.15	$14.83
Market price, end of period	$16.81	$15.85	$13.97	$13.35	$14.50
TOTAL INVESTMENT RETURN[3]	12.39%	20.83%	11.83%	(1.26)%	(1.78)%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.06%	1.06%	1.11%	1.12%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.09%	1.08%	1.12%	1.12%	1.12%[5]
Expenses before fees waived and paid indirectly	1.56%	1.56%	1.60%	1.60%	1.54%[5]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.16%	7.20%	7.57%	7.57%	5.24%[5]
Preferred share dividends	1.60%	0.97%	0.48%	0.62%	0.50%[5]
Net investment income available to common shareholders	5.56%	6.23%	7.09%	6.95%	4.74%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$43,030	$42,217	$40,396	$40,072	$38,183
Portfolio turnover	12%	3%	16%	7%	15%
Net assets applicable to common shareholders, end of period (000) .	$43,541	$43,460	$40,757	$38,207	$40,062
Preferred shares value outstanding, end of period (000)	$24,200	$24,200	$24,200	$24,200	$24,200
Asset coverage per preferred share, end of period	$69,985	$69,899	$67,108	$64,473	$66,390

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal Income Trust II (BFY)

					For the period
					July 30, 2002[1]
	Year Ended August 31,				through
	2006	2005	2004	2003	August 31, 2002
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.23	$14.16	$13.36	$14.47	$14.33	[2]
Investment operations:
Net investment income	1.06	1.04	1.04	0.98	0.02
Net realized and unrealized gain (loss)	0.14	1.07	0.79	(0.94)	0.15
Dividends to preferred shareholders from net investment income .	(0.25)	(0.15)	(0.08)	(0.10)	—
Net increase (decrease) from investment operations	0.95	1.96	1.75	(0.06)	0.17
Dividends to common shareholders from net investment income	(0.71)	(0.89)	(0.95)	(0.94)	—
Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)	—
Total capital charges	—	—	—	(0.11)	(0.03)
Net asset value, end of period	$15.47	$15.23	$14.16	$13.36	$14.47
Market price, end of period	$14.38	$14.02	$13.70	$13.12	$15.10
TOTAL INVESTMENT RETURN[3]	7.97%	8.91%	11.82%	(6.93)%	0.67%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.02%	1.04%	1.07%	1.00%	1.43%[5,6]
Expenses after fees waived and before fees paid indirectly	1.05%	1.05%	1.08%	1.03%	1.43%[5,6]
Expenses before fees waived and paid indirectly	1.29%	1.30%	1.32%	1.27%	1.58%[5,6]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	6.96%	7.04%	7.36%	6.95%	1.77%[5,6]
Preferred share dividends	1.66%	0.99%	0.59%	0.68%	—	%5,6
Net investment income available to common shareholders	5.30%	6.05%	6.77%	6.27%	1.77%[5,6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$74,860	$72,767	$70,018	$69,863	$64,673
Portfolio turnover	22%	27%	14%	$40%	—%
Net assets applicable to common shareholders, end of period (000) .	$76,393	$75,193	$69,903	$65,953	$70,276
Preferred shares value outstanding, end of period (000)	$44,650	$44,650	$44,650	$44,650	$—
Asset coverage per preferred share, end of period	$67,775	$67,113	$64,144	$61,930	$—

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
5Annualized.
6These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Virginia Municipal Bond Trust (BHV)

					For the period
					April 30, 2002[1]
	Year Ended August 31,				through
	2006	2005	2004	2003	August 31, 2002
PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$16.34	$15.47	$14.46	$14.90	$14.33 [2]
Investment operations:
Net investment income	1.10	1.10	1.09	1.09	0.27
Net realized and unrealized gain (loss)	0.04	0.80	0.86	(0.44)	0.65
Dividends and distributions to preferred shareholders from:
Net investment income	(0.26)	(0.16)	(0.07)	(0.08)	(0.03)
Net realized gains	—	—	—	(0.02)	—
Net increase from investment operations	0.88	1.74	1.88	0.55	0.89
Dividends and distributions to common shareholders from:
Net investment income	(0.87)	(0.87)	(0.87)	(0.85)	(0.21)
Net realized gains	—	—	—	(0.10)	—
Total dividends and distributions	(0.87)	(0.87)	(0.87)	(0.95)	(0.21)
Capital charges with respect to issuance of:
Common shares	—	—	—	—	(0.02)
Preferred shares	—	—	—	(0.04)	(0.09)
Total capital charges	—	—	—	(0.04)	(0.11)
Net asset value, end of period	$16.35	$16.34	$15.47	$14.46	$14.90
Market price, end of period	$18.45	$17.30	$15.34	$14.40	$15.20
TOTAL INVESTMENT RETURN[3]	12.23%	19.07%	12.79%	0.94%	2.81%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.15%	1.18%	1.25%	1.17%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.22%	1.20%	1.26%	1.17%	1.12%[5]
Expenses before fees waived and paid indirectly	1.68%	1.67%	1.73%	1.64%	1.54%[5]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	6.83%	6.90%	7.15%	7.23%	5.70%[5]
Preferred share dividends	1.60%	1.00%	0.47%	0.53%	0.54%[5]
Net investment income available to common shareholders	5.23%	5.90%	6.68%	6.70%	5.16%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$24,769	$24,303	$23,273	$22,896	$21,321
Portfolio turnover	5%	5%	14%	18%	8%
Net assets applicable to common shareholders, end of period (000) .	$25,097	$24,966	$23,527	$21,944	$22,545
Preferred shares value outstanding, end of period (000)	$13,525	$13,525	$13,525	$13,525	$13,525
Asset coverage per preferred share, end of period	$71,404	$71,158	$68,490	$65,562	$66,674

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results. 4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization
& Accounting Policies

BlackRock Insured Municipal Income Trust (“Insured Municipal”), BlackRock California Insured Municipal Income Trust (“California Insured”), BlackRock Florida Insured Municipal Income Trust (“Florida Insured”), BlackRock New York Insured Municipal Income Trust (“New York Insured”) (collectively the “Insured Trusts”), BlackRock Municipal Bond Trust (“Municipal Bond”), BlackRock California Municipal Bond Trust (“California Bond”), BlackRock Florida Municipal Bond Trust (“Florida Bond”), BlackRock Maryland Municipal Bond Trust (“Maryland Bond”), BlackRock New Jersey Municipal Bond Trust (“New Jersey Bond”), BlackRock New York Municipal Bond Trust (“New York Bond”), BlackRock Virginia Municipal Bond Trust (“Virginia Bond”) (collectively the “Bond Trusts”), BlackRock Municipal Income Trust II (“Municipal Income II”), BlackRock California Municipal Income Trust II (“California Income II”) and BlackRock New York Municipal Income Trust II (“New York Income II”) (collectively the “Income II Trusts”) (all, collectively the “Trusts”) are organized as Delaware statutory trusts. Insured Municipal, Municipal Bond and Municipal Income II are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). California Insured, California Bond, California Income II, Florida Insured, Florida Bond, Maryland Bond, New Jersey Bond, New York Insured, New York Bond, New York Income II and Virginia Bond are registered as non-diversified, closed-end management investment companies under the 1940 Act.

     Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. Swap quotations are provided by dealers selected under supervision of the Board. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value per share. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

     In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of FAS 157. At this time, its impact on the Trusts’ financial statements have not been determined.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and federal income tax purposes. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Starting Swaps: Forward starting swaps are an agreement for an interest rate swap asset or liability to be created or sold in the future. Interest rate swaps are an agreement in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. The Trusts generally intend to close each forward starting swap before the accrual date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward starting swap.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” daily based upon quotations from market makers to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. However, the Advisor of the Trusts monitor swaps and do not anticipate non-performance by any counterparty.

Segregation: In cases in which the 1940 Act, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, forward starting swaps or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax provisions have been recorded.

     On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss car-ryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 5.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities including investment and swap valuations at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Independent Trustees. These amounts are shown on the Statement of Assets and Liabilities as “Investments in Affiliates.” This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds.

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to each Trust. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement covers both investment advisory and administration services.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly, accrued daily and payable monthly based on an annual rate, 0.55% for the Insured Trusts and Income II Trusts and 0.65% for the Bond Trusts, of each Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses of each Trust. With respect to the Insured Trusts, the waiver, as a percentage of managed assets, is as follows: 0.20% for the first 5 years of each Trust’s operations, 0.15% in year 6, 0.10% in year 7, and 0.05% in year 8. With respect to the Bond Trusts, the waiver, as a percentage of managed assets, is as follows: 0.30% for the first 5 years of each Trust’s operations, 0.25% in year 6, 0.20% in year 7, 0.15% in year 8, 0.10% in year 9 and 0.05% in year 10. With respect to the Income II Trusts, the waiver, as a percentage of managed assets, is as follows: 0.15% for the first 5 years of each Trust’s operations, 0.10% in year 6 through year 7, 0.05% in year 8 through year 10.

The Advisor pays BFM fees for its sub-advisory services.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each

Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support, and compliance services to each Trust. For the year ended August 31, 2006, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statement of Operations:

Trust	Amount	Trust	Amount
Insured Municipal	$24,419	Florida Bond	$3,103
Municipal Bond	9,636	Maryland Bond	1,956
Municipal Income II	20,659	New Jersey Bond	1,299
California Insured	4,855	New York Insured	3,500
California Bond	3,103	New York Bond	2,000
California Income II	7,118	New York Income II	4,555
Florida Insured	8,169	Virginia Bond	1,489

     Pursuant to the terms of the custody agreement, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statement of Operations as “fees paid indirectly.”

Note 3. Portfolio
Securities

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the year ended August 31, 2006 were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales
Insured Municipal	$371,231,068	$401,858,615	Florida Bond	$5,247,214	$4,798,504
Municipal Bond	214,224,207	212,372,728	Maryland Bond	1,500,000	—
Municipal Income II	384,058,891	374,870,536	New Jersey Bond	—	20,000
California Insured	24,384,899	25,806,861	New York Insured	13,437,259	14,349,422
California Bond	14,281,480	13,559,549	New York Bond	8,680,885	8,179,683
California Income II	34,466,818	33,676,787	New York Income II	26,395,441	25,479,489
Florida Insured	18,252,756	18,264,847	Virginia Bond	1,979,480	2,085,050

There were no purchases or sales of U.S. government securities for the year ended August 31, 2006.

Details of open forward starting swap agreements at August 31, 2006 were as follows:

	Notional						Unrealized
	Amount	Fixed	Counter		Effective	Termination	Appreciation
Trust	(000)	Rate(a)	Party	Floating Rate	Date	Date	(Depreciation)
Insured	$20,000	4.266%	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	4/03/26	$(451,795)
Municipal	22,300	4.180	Citigroup	1-week BMA Municipal Swap Index	9/14/06	9/14/26	(274,832)
	16,500	4.258	Citigroup	1-week BMA Municipal Swap Index	3/20/07	3/20/37	(138,585)
	22,500	4.263	Citigroup	1-week BMA Municipal Swap Index	12/27/06	12/27/31	(326,944)
							$(1,192,156)
Municipal	$7,000	4.266%	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	4/03/26	$(158,128)
Bond	8,000	4.180	Citigroup	1-week BMA Municipal Swap Index	9/14/06	9/14/26	(98,594)
	6,000	4.258	Citigroup	1-week BMA Municipal Swap Index	3/20/07	3/20/37	(50,395)
	8,000	4.263	Citigroup	1-week BMA Municipal Swap Index	12/27/06	12/27/31	(116,247)
							$(423,364)
Municipal	$16,250	4.266%	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	4/03/26	$(367,083)
Income II	18,700	4.180	Citigroup	1-week BMA Municipal Swap Index	9/14/06	9/14/26	(230,464)
	14,000	4.258	Citigroup	1-week BMA Municipal Swap Index	3/20/07	3/20/37	(117,588)
	18,500	4.263	Citigroup	1-week BMA Municipal Swap Index	12/27/06	12/27/31	(268,820)
							$(983,955)
California	$4,250	4.266%	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	4/03/26	$(96,006)
Insured	4,800	4.180	Citigroup	1-week BMA Municipal Swap Index	9/14/06	9/14/26	(59,157)
	3,600	4.258	Citigroup	1-week BMA Municipal Swap Index	3/20/07	3/20/37	(30,237)
	5,000	4.263	Citigroup	1-week BMA Municipal Swap Index	12/27/06	12/27/31	(72,654)
							$(258,054)

	Notional						Unrealized
	Amount	Fixed	Counter		Effective	Termination	Appreciation
Trust	(000)	Rate(a)	Party	Floating Rate	Date	Date	(Depreciation)
California	$2,500	4.266%	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	4/03/26	$(56,475)
Bond	2,900	4.180	Citigroup	1-week BMA Municipal Swap Index	9/14/06	9/14/26	(35,740)
	2,100	4.258	Citigroup	1-week BMA Municipal Swap Index	3/20/07	3/20/37	(17,638)
	3,000	4.263	Citigroup	1-week BMA Municipal Swap Index	12/27/06	12/27/31	(43,592)
							$(153,445)
California	$7,000	4.266%	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	4/03/26	$(158,127)
Income II	7,900	4.180	Citigroup	1-week BMA Municipal Swap Index	9/14/06	9/14/26	(97,362)
	5,900	4.258	Citigroup	1-week BMA Municipal Swap Index	3/20/07	3/20/37	(49,555)
	7,750	4.263	Citigroup	1-week BMA Municipal Swap Index	12/27/06	12/27/31	(112,615)
							$(417,659)
Florida	$6,000	4.266%	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	4/03/26	$(135,538)
Insured	6,700	4.180	Citigroup	1-week BMA Municipal Swap Index	9/14/06	9/14/26	(82,573)
	5,000	4.258	Citigroup	1-week BMA Municipal Swap Index	3/20/07	3/20/37	(41,996)
	6,750	4.263	Citigroup	1-week BMA Municipal Swap Index	12/27/06	12/27/31	(98,083)
							$(358,190)
Florida	$2,000	4.266%	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	4/03/26	$(45,179)
Bond	2,200	4.180	Citigroup	1-week BMA Municipal Swap Index	9/14/06	9/14/26	(27,114)
	1,700	4.258	Citigroup	1-week BMA Municipal Swap Index	3/20/07	3/20/37	(14,279)
	2,250	4.263	Citigroup	1-week BMA Municipal Swap Index	12/27/06	12/27/31	(32,694)
							$(119,266)
Maryland	$1,250	4.266%	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	4/03/26	$(28,237)
Bond	1,400	4.180	Citigroup	1-week BMA Municipal Swap Index	9/14/06	9/14/26	(17,254)
	1,000	4.258	Citigroup	1-week BMA Municipal Swap Index	3/20/07	3/20/37	(8,399)
	1,500	4.263	Citigroup	1-week BMA Municipal Swap Index	12/27/06	12/27/31	(21,797)
							$(75,687)
New Jersey	$1,750	4.266%	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	4/03/26	$(39,532)
Bond	2,000	4.180	Citigroup	1-week BMA Municipal Swap Index	9/14/06	9/14/26	(24,648)
	1,500	4.258	Citigroup	1-week BMA Municipal Swap Index	3/20/07	3/20/37	(12,599)
	2,000	4.263	Citigroup	1-week BMA Municipal Swap Index	12/27/06	12/27/31	(29,062)
							$(105,841)
New York	$4,500	4.266%	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	4/03/26	$(101,654)
Insured	5,000	4.180	Citigroup	1-week BMA Municipal Swap Index	9/14/06	9/14/26	(61,621)
	3,800	4.258	Citigroup	1-week BMA Municipal Swap Index	3/20/07	3/20/37	(31,917)
	5,000	4.263	Citigroup	1-week BMA Municipal Swap Index	12/27/06	12/27/31	(72,654)
							$(267,846)
New York	$1,500	4.266%	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	4/03/26	$(33,884)
Bond	1,900	4.180	Citigroup	1-week BMA Municipal Swap Index	9/14/06	9/14/26	(23,416)
	1,400	4.258	Citigroup	1-week BMA Municipal Swap Index	3/20/07	3/20/37	(11,759)
	1,750	4.263	Citigroup	1-week BMA Municipal Swap Index	12/27/06	12/27/31	(25,429)
							$(94,488)
New York	$3,000	4.266%	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	4/03/26	$(67,769)
Income II	3,300	4.180	Citigroup	1-week BMA Municipal Swap Index	9/14/06	9/14/26	(40,670)
	2,500	4.258	Citigroup	1-week BMA Municipal Swap Index	3/20/07	3/20/37	(20,998)
	3,500	4.263	Citigroup	1-week BMA Municipal Swap Index	12/27/06	12/27/31	(50,858)
							$(180,295)

	Notional						Unrealized
	Amount	Fixed	Counter		Effective	Terminationn	Appreciation
Trust	(000)	Rate(a)	Party	Floating Rate	Date	Date	(Depreciation)
Virginia	$1,000	4.266%	JP Morgan	1-week BMA Municipal Swap Index	11/03/06	4/03/26	$(22,590)
Bond	1,300	4.180	Citigroup	1-week BMA Municipal Swap Index	9/14/06	9/14/26	(16,022)
	1,000	4.258	Citigroup	1-week BMA Municipal Swap Index	3/20/07	3/20/37	(8,399)
	1,250	4.263	Citigroup	1-week BMA Municipal Swap Index	12/27/06	12/27/31	(18,163)
							$(65,174)

(a)Trust will pay fixed interest rate and receive floating interest rate beginning on the effective date.

BMA—Bond Market Association.

Note 4. Income Tax
Information

The tax character of distributions paid during the years ended August 31, 2006 and 2005 were as follows:

	Year ended August 31, 2006
	Tax-exempt	Long-term	Total
Distributions Paid From:	Income	Capital Gains	Distributions
Insured Municipal	$26,384,051	$—	$26,384,051
Municipal Bond	13,118,892	1,155,649	14,274,541
Municipal Income II	29,295,428	—	29,295,428
California Insured	5,051,269	—	5,051,269
California Bond	4,086,285	—	4,086,285
California Income II	8,259,033	—	8,259,033
Florida Insured	8,504,736	—	8,504,736
Florida Bond	4,000,290	—	4,000,290
Maryland Bond	2,263,598	—	2,263,598
New Jersey Bond	2,694,470	183,005	2,877,475
New York Insured	6,153,508	—	6,153,508
New York Bond	3,193,912	—	3,193,912
New York Income II	4,751,203	—	4,751,203
Virginia Bond	1,727,354	—	1,727,354

	Year ended August 31, 2005
	Tax-exempt	Long-term	Total
Distributions Paid From:	Income	Capital Gains	Distributions
Insured Municipal	$28,839,682	$—	$28,839,682
Municipal Bond	12,214,805	—	12,214,805
Municipal Income II	26,846,073	—	26,846,073
California Insured	5,544,502	—	5,544,502
California Bond	3,711,408	—	3,711,408
California Income II	8,700,653	—	8,700,653
Florida Insured	9,225,061	—	9,225,061
Florida Bond	3,625,312	—	3,625,312
Maryland Bond	2,058,800	—	2,058,800
New Jersey Bond	2,487,958	—	2,487,958
New York Insured	6,722,546	—	6,722,546
New York Bond	2,908,936	—	2,908,936
New York Income II	5,122,610	—	5,122,610
Virginia Bond	1,568,927	—	1,568,927

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed
	Tax-exempt	Ordinary	Long-term	Unrealized Net
Trust	Income	Income	Capital Gains	Appreciation
Insured Municipal	$3,055,287	$472,264	$1,377,279	$33,651,484
Municipal Bond	3,448,936	—	725,035	18,729,038
Municipal Income II	4,404,523	—	—	40,054,756
California Insured	637,707	—	—	6,096,725
California Bond	1,092,581	—	—	7,009,210
California Income II	1,038,023	—	—	16,337,991
Florida Insured	1,229,547	—	—	8,736,610
Florida Bond	1,242,308	—	—	5,916,165
Maryland Bond	733,154	—	12,273	3,119,228
New Jersey Bond	901,263	58,790	88,133	4,102,100
New York Insured	859,239	—	470,984	6,550,430
New York Bond	910,417	—	—	4,601,214
New York Income II	685,090	—	—	6,050,165
Virginia Bond	673,133	—	72,710	2,738,372

     For Federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year-end (the Bond Trusts have a tax year-end of October 31st, the Insured Trusts have a tax year-end of September 30 and the Income II Trusts have a tax year-end of June 30th). These amounts may be used to offset future realized capital gains, if any:

	Capital Loss			Capital Loss
Trust	Carryforward Amount	Expires	Trust	Carryforward Amount	Expires
Insured Municipal	$100,796	2012	Florida Insured	$1,331,546	2013
Municipal Income II	$5,770,550	2013	Florida Bond	$215,418	2012
California Insured	$8,282	2012	Maryland Bond	$91,148	2012
	1,371,749	2013
	$1,380,031		New York Insured	$103	2012
				140,352	2013
				$140,455
California Bond	$789,872	2012
	1,163,822	2012
	3,357,448	2013	New York Income II	$59,598	2013
	$4,522,711
			Virginia Bond	$55,551	2012

     Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

     Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”) and accumulated net realized gain (“Accumulated Gain”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

		Accumulated
Trust	UNII	Gain
Municipal Bond	$(2,027)	$2,027
Municipal Income II	(11,912)	11,912
Florida Bond	(50)	50
New Jersey Bond	(256)	256
Virginia Bond	77	(77)

Note 5. Capital

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. Each Trust may classify or reclassify any unissued common shares into one or more series of Auction Market Preferred Shares (“preferred shares”).

     During the years ended August 31, 2006 and 2005, the following Trusts issued additional shares under their respective dividend reinvestment plan:

Trust	August 31, 2006	August 31, 2005
Insured Municipal	27,142	27,424
Municipal Bond	64,035	17,537
Municipal Income II	136,465	9,540
California Insured	2,293	5,078
California Bond	14,609	—
Florida Insured	5,166	10,058
Florida Bond	6,311	649
Maryland Bond	7,206	1,750
New Jersey Bond	10,753	1,151
New York Insured	10,476	22,751
New York Bond	17,055	—
New York Income II	—	2,384
Virginia Bond	7,680	6,691

     As of August 31, 2006, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares
Insured Municipal	M7	3,053	California Income II	T7	1,439
	R7	3,053		R7	1,439
	F7	3,053	Florida Insured	M7	3,040
Municipal Bond	T7	1,810	Florida Bond	W7	1,191
	R7	1,810	Maryland Bond	R7	720
Municipal Income II	M7	2,055	New Jersey Bond	M7	809
	T7	2,056	New York Insured	R7	2,240
	W7	2,055	New York Bond	T7	968
	R7	2,056	New York Income II	W7	1,786
California Insured	F7	1,860	Virginia Bond	R7	541
California Bond	F7	1,199

     Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend ranges and average on the preferred shares for each of the Trusts for the year ended August 31, 2006 were as follows:

Trust	Series	Low	High	Average	Trust	Series	Low	High	Average
Insured Municipal	M7	2.20%	3.70%	2.97%	California Income II	T7	1.90%	3.80%	2.78%
	R7	2.27	3.80	2.94		R7	1.81	3.65	2.76
	F7	2.04	3.70	2.97	Florida Insured	M7	1.25	3.96	3.01
Municipal Bond	T7	2.23	4.80	3.08	Florida Bond	W7	1.80	3.97	3.07
	R7	2.38	4.50	3.15	Maryland Bond	R7	2.00	3.71	2.98
Municipal Income II	M7	2.48	3.75	3.09	New Jersey Bond	M7	1.90	3.86	2.91
	T7	2.25	3.95	3.09	New York Insured	R7	2.00	3.61	2.76
	W7	2.19	4.00	3.08	New York Bond	T7	2.03	3.96	2.86
	R7	2.00	4.00	3.10	New York Income II	W7	1.97	3.63	2.80
California Insured	F7	1.83	3.70	2.78	Virginia Bond	R7	2.16	3.80	2.93
California Bond	F7	1.89	4.01	2.94

     A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

     The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust/Articles Supplementary, are not satisfied.

     The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

Note 6. Dividends Subsequent to August 31, 2006, the Board of each Trust declared dividends from undistributed earnings per common share payable October 2, 2006, to shareholders of record on September 15, 2006. The per share common dividends declared were as follows:

	Common Dividend		Common Dividend
Trust	Per Share	Trust	Per Share
Insured Municipal	$0.061000	Florida Bond	$0.077808
Municipal Bond	0.086375	Maryland Bond	0.071350
Municipal Income II	0.083750	New Jersey Bond	0.078582
California Insured	0.058000	New York Insured	0.058000
California Bond	0.079656	New York Bond	0.077099
California Income II	0.065500	New York Income II	0.059250
Florida Insured	0.058000	Virginia Bond	0.072428

The dividends declared on preferred shares for the period September 1, 2006 to September 30, 2006 for each of the Trusts were as follows:

		Dividends			Dividends
Trust	Series	Declared	Trust	Series	Declared
Insured Municipal	M7	$194,354	California Income II	T7	$85,059
	R7	240,180		R7	105,191
	F7	194,049	Florida Insured	M7	200,974
Municipal Bond	T7	119,496	Florida Bond	W7	76,403
	R7	149,524	Maryland Bond	R7	51,506
Municipal Income II	M7	132,897	New Jersey Bond	M7	50,967
	T7	135,819	New York Insured	R7	158,368
	W7	138,219	New York Bond	T7	57,538
	R7	168,983	New York Income II	W7	98,462
California Insured	F7	103,565	Virginia Bond	R7	47,978
California Bond	F7	67,947

Note 7. Concentration Risk

The Trusts concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these states, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principal and interest payments and therefore could impact the value of the Trusts’ investments and net asset value per share, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

     Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Portfolios of Investments.

Note 8. Subsequent Event

On September 29, 2006, Merrill Lynch contributed its investment management business, Merrill Lynch Investment Managers (“MLIM”), to BlackRock, to form a new asset management company. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members. Merrill Lynch will own no more than 49.8% of the capital stock of the new company on a fully diluted basis and it will own no more than 45% of the new company’s common stock on a diluted basis. The PNC Financial Services Group, Inc. (“PNC”) owns approximately 34% of the new company’s common stock. Prior to September 29, 2006 PNC was an indirect majority shareholder of BlackRock.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of:
    BlackRock Insured Municipal Income Trust
    BlackRock Municipal Bond Trust
    BlackRock Municipal Income Trust II
    BlackRock California Insured Municipal Income Trust
    BlackRock California Municipal Bond Trust
    BlackRock California Municipal Income Trust II
    BlackRock Florida Insured Municipal Income Trust
    BlackRock Florida Municipal Bond Trust
    BlackRock Maryland Municipal Bond Trust
    BlackRock New Jersey Municipal Bond Trust
    BlackRock New York Insured Municipal Income Trust
    BlackRock New York Municipal Bond Trust
    BlackRock New York Municipal Income Trust II
    BlackRock Virginia Municipal Bond Trust
    (collectively the “Trusts”)

     We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolio of investments, as of August 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures include confirmation of the securities owned as of August 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each Trust as of August 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
October 24, 2006

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

     After a Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

INVESTMENT MANAGEMENT AGREEMENTS

     Under the 1940 Act, the continuation of each Trust’s investment management and sub-advisory agreements is required to be approved annually by the Boards, including the Board members who are not “interested persons” of the Trusts or the Advisors as defined in the 1940 Act (“the Independent Trustees”). At a meeting held on May 23, 2006, the Boards of each Trust, including the Independent Trustees, met to consider the annual continuation of each Trust’s agreements (the “Current Agreements”). The Boards first considered the annual continuation of each Current Agreement without considering the impending Transaction (as defined below) between BlackRock, Inc. (“BlackRock”) and Merrill Lynch & Co., Inc. (“Merrill Lynch”) because the Current Agreements needed to be re-approved whether or not the Transaction closes. Accordingly, it was appropriate to review each of the Current Agreements without considering the impending Transaction, and then to separately consider the impact of the Transaction on the Current Agreements.

     At the meeting on May 23, 2006, the Board of each Trust, including the Independent Trustees, unanimously approved the continuance of each current investment management agreement and current sub-advisory agreement for each Trust and then approved a new management agreement and a new sub advisory agreement for each Trust.

Information Received by the Boards

     To assist each Board in its evaluation of the Current Agreements, the Independent Trustees received information from BlackRock on or about April 22, 2006 which detailed, among other things: the organization, business lines and capabilities of the Advisors (defined below), including the responsibilities of various departments and key personnel and biographical information relating to key personnel; financial statements for BlackRock, Inc., The PNC Financial Services Group, Inc. and each Trust; the advisory and/or administrative fees paid by each Trust to BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. (collectively the “Advisors”) including comparisons, compiled by an independent third party, with the management fees of funds with similar investment objectives (“Peers”); the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; the expenses of BlackRock in providing the various services; non-investment advisory reimbursements and “fallout” benefits to BlackRock; the expenses of each Trust, including comparisons of the respective Trust’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; and each Trust’s performance for the past one- and three-year periods, as well as each Trust’s performance compared to its Peers. This information supplemented the information received by each Board throughout the year regarding each Trust’s performance, expense ratios, portfolio composition, trade execution and compliance.

     In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of the Boards under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advi-

sory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the boards in voting on advisory agreements.

     The Independent Trustees reviewed this information and discussed it with independent counsel in executive session prior to the Board meeting. At the Board meeting on May 23, 2006, BlackRock made a presentation to and responded to additional questions from the Boards. After the presentations and after additional discussion the Boards considered each Current Agreement and, in consultation with independent counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission (“SEC”) statements relating to the renewal of the Current Agreements.

Matters Considered by the Boards

The Current Agreements

     In connection with their deliberations with respect to the Current Agreements, the Boards considered all factors they believed relevant with respect to each Trust, including the following: the nature, extent and quality of the services to be provided by the Advisors; the investment performance of each Trust; the costs of the services to be provided and profits to be realized by the Advisors and their affiliates from their relationship with the Trusts; the extent to which economies of scale would be realized as the BlackRock closed-end fund complex grows; and whether BlackRock realizes other benefits from its relationship with the Trusts.

     Nature and Quality of Investment Advisory and Sub-Advisory Services. In evaluating the nature, extent and quality of the Advisors’ services, the Boards reviewed information concerning the types of services that the Advisors provide and are expected to provide to each Trust, narrative and statistical information concerning each Trust’s performance record and how such performance compares to each Trust’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Boards noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Boards. The Boards further considered the quality of the Advisors’ investment process in making portfolio management decisions. Given the Boards’ experience with BlackRock, the Boards noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of BlackRock. The Boards also noted that the formation of Portfolio Review Committees and a Compliance Committee had helped the Boards to continue to improve their understanding of BlackRock’s organization, operations and personnel.

     In addition to advisory services, the Independent Trustees considered the quality of the administrative or non-investment advisory services provided to the Trusts. In this regard, the Advisors provide each Trust with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Trusts) and officers and other personnel as are necessary for the operations of the respective Trust. In addition to investment management services, the Advisors and their affiliates provide each Trust with services such as: preparing shareholder reports and communications, including annual and semi-annual financial statements and Trust websites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). The Boards considered the Advisors’ policies and procedures for assuring compliance with applicable laws and regulations.

     Investment Performance of the Trusts. As previously noted, the Boards received performance information regarding each Trust and its Peers. Among other things, the Boards received materials reflecting each Trust’s historic performance and each Trust’s performance compared to its Peers. More specifically, each Trust’s one- and three-year total returns (the periods applicable to each Trust) were evaluated relative to its respective Peers (including the performance of individual Peers as well as the Peers’ average performance).

     The Boards reviewed a narrative analysis of the third-party Peer rankings that was prepared by BlackRock at the Boards’ request. The summary placed the Peer rankings into context by analyzing various factors that affect these comparisons. The Boards noted that each Trust had performed better or equal to the median of its Peers and benchmarks in each of the past one- and three-year periods.

     After considering this information, the Boards concluded that the performance of each Trust, in light of and after considering the other facts and circumstances applicable to each Trust, supports a conclusion that each Trust’s Current Agreement should be renewed.

     Fees and Expenses. In evaluating the management fees and expenses that a Trust is expected to bear, the Boards considered each Trust’s current management fee structure and the Trust’s expected expense ratios in absolute terms as well as relative to the fees and expense ratios of applicable Peers. In reviewing fees, the Boards, among other things, reviewed comparisons of each Trust’s gross management fees before and after any fee waivers and total expense ratios after any applicable waivers with those of the applicable Peers. The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the request of the Boards. This summary placed the rankings into context by analyzing various factors that affect these comparisons.

     The Boards noted that, seven of the 14 Trusts pay fees lower than or equal to the median fees paid by their Peers in each of (i) contractual management fees payable by a Trust prior to any fee waivers (“contractual management fees”), (ii) actual management fees paid by a Trust after taking into consideration fee waivers (“actual management fees”) and (iii) total expenses. The remaining seven Trusts are worse than the median of their Peers in at least one of (a) contractual management fees, (b) actual management fees or (c) total expenses. The Board noted the following reasons why these seven Trusts have contractual or actual management fees or total expenses higher than the median of their Peers:

  De minimis. The Boards of BCK and BFY noted that these Trusts pay actual management fees and/or incur total expenses that are no more than 4 bps (no more than 6%) higher than the median of their respective Peers. Nevertheless, these two Trusts have contractual man- agement fees that are lower than or equal to the median of their peers. In addition, BFY incurs total expenses that are lower than or equal to the median. BIE and BBK pay actual management fees and/or incur total expenses that are lower than the median of their Peers, and have contractual management fees no more than five basis points higher than their Peers.

  Fee Waivers. The Boards of BZM, BLJ and BHV noted that these three Trusts have contractual fees that are higher than the median of their respective peers. Nevertheless, these Trusts pay actual management fees and incur total expenses that are better than or equal to the median, as they have a fee waiver structure in place through as late as 2012.

     The Boards also compared the management fees charged to the Trusts by the Advisors to the management fees the Advisors charge other types of clients (such as open-end investment companies and separately managed institutional accounts). With respect to open-end investment companies, the management fees charged to the Trusts generally were higher than those charged to the open-end investment companies. The Boards also noted that the Advisors provide the Trusts with certain services not provided to open-end funds, such as leverage management in connection with the issuance of preferred shares, stock exchange listing compliance requirements, rating agency compliance with respect to the leverage employed by the Trusts and secondary market support and other services not provided to the Trusts, such as monitoring of subscriptions and redemptions. With respect to separately managed institutional accounts, the management fees for such accounts were generally lower than those charged to the comparable Trusts. The Boards noted, however, the various services that are provided and the costs incurred by the Advisors in managing and operating the Trusts. For instance, the Advisors and their affiliates provide numerous services to the Trusts that are not provided to institutional accounts including, but not limited to: preparing shareholder reports and communications, including annual and semi-annual financial statements; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; income monitoring; expense budgeting; preparing proxy statements; and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). Further, the Boards noted the increased compliance requirements for the Trusts in light of new SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts.

     In connection with the Boards’ consideration of this information, the Boards reviewed the considerable investment management experience of the Advisors and considered the high level of investment management, administrative and other services provided by the Advisors. In light of these factors and the other facts and circumstances applicable to each Trust, the Boards concluded that the fees paid and expenses incurred by each Trust under its Current Agreements supports a conclusion that each Trust’s Current Agreements should be renewed.

     Profitability. The Directors also considered BlackRock’s profitability in conjunction with their review of fees. The Directors reviewed BlackRock’s revenues, expenses and profitability margins on a before and after-tax basis. In reviewing profitability, the Directors recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Directors also reviewed BlackRock’s assumptions and methodology of allocating expenses, noting the inherent limitations in allocating costs among various advisory products. The Boards also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

     The Boards recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Boards considered BlackRock’s pre-tax profit margin compared to the pre-tax profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results. The comparison indicated that BlackRock’s pre-tax profitability was in the second quartile of the fifteen companies compared (including BlackRock), with the most profitable quartile being ranked first and the least profitable quartile being ranked fourth.

     In evaluating the reasonableness of the Advisors’ compensation, the Boards also considered any other revenues paid to the Advisors, including partial reimbursements paid to the Advisors for certain non-investment advisory services. The Boards noted that these payments were less than the Advisors’ costs for providing these services. The Boards also considered indirect benefits that the Advisors and their affiliates are expected to receive that are attributable to their management of the Trusts.

     In reviewing each Trust’s fees and expenses, the Boards examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Trusts’ fee structures, for example through the use of breakpoints. In this connection, the Boards reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints, as closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives. The information also revealed that only one closed-end fund complex used a complex-level breakpoint structure for advisory fees, and that this complex generally is homogeneous with regard to the types of funds managed and is about three times as large as the Trusts’ complex.

     The Boards concluded that BlackRock’s profitability, in light of all the other facts and circumstances applicable to each Trust, supports a conclusion that each Trust’s Current Agreements should be renewed.

     Other Benefits. In evaluating fees, the Boards also considered indirect benefits or profits the Advisors or their affiliates may receive as a result of their relationships with the Trusts. The Directors, including the Independent Trustees, considered the intangible benefits that accrue to the Advisors and their affiliates by virtue of their relationships with the Trusts, including potential benefits accruing to the Advisors and their affiliates as a result of participating in offerings of the Trusts’ shares, potentially stronger relationships with members of the broker-dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of other investment funds and products sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the Advisors from soft dollar arrangements with broker-dealers. The Boards also considered the unquantifiable nature of these potential benefits.

     Miscellaneous. During the Boards’ deliberations in connection with the Current Agreements, the Boards were aware that the Advisor pays compensation, out of its own assets, to the lead underwriter and to certain qualifying underwriters of many of its closed-end funds, and to employees of the Advisors’ affiliates that participated in the offering of such funds. The Boards considered whether the management fee met applicable standards in light of the services provided by the Advisors, without regard to whether the Advisors ultimately pay any portion of the anticipated compensation to the underwriters.

     Conclusion with respect to the Current Agreements. In reviewing the Current Agreements without considering the impending Transaction, the Directors did not identify any single factor discussed above as all-important or controlling. The Directors, including the Independent Trustees, unanimously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Trust, was acceptable for each Trust and supported the Directors’ conclusion that the terms of each Current Agreement were fair and reasonable, that the respective Trust’s fees are reasonable in light of the services provided to the respective Trust, and that each Current Agreement should be approved.

The Transaction

     On September 29, 2006, Merrill Lynch contributed its investment management business, Merrill Lynch Investment Managers (“MLIM”), to BlackRock, one of the largest publicly traded investment management firms in the United States, to form a new asset management company that is one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management (the “Transaction”). The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members. The new company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. It has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. Merrill Lynch will own no more than 49.8% of the capital stock of the new company on a fully diluted basis and it will own no more than 45% of the new company’s common stock on a diluted basis. The PNC Financial Services Group, Inc. (“PNC”), owns approximately 34% of the new company’s common stock.

     Although BlackRock has informed the Boards that it does not believe the Transaction caused an assignment of the Current Agreements under the 1940 Act, it is possible that the Transaction could be determined to be such an assignment, which would result in the automatic termination of each Current Agreement. Due to this uncertainty, each Trust submitted its post-Transaction management agreements and sub-advisory agreements (collectively the “New Agreements”) to shareholders to prevent any potential disruption in the Advisors’ ability to continue to provide services to the Trusts after completion of the Transaction. The New Agreements will be effective upon the completion of the Transaction or, if the Transaction is not completed, at such time as the Boards determine.

     Consequences of the Transaction. On February 23, 2006, April 21, 2006 and May 23, 2006, members of BlackRock management made presentations on the Transaction to the Boards and the Boards discussed with management and amongst themselves management’s general plans and intentions regarding the Trusts, including the preservation, strengthening and growth of BlackRock’s business and its combination with MLIM’s business. The Boards also inquired about the plans for and anticipated roles and responsibilities of certain BlackRock employees and officers after the Transaction. The Independent Trustees also met in executive session to discuss the Transaction. After these meetings, BlackRock continued to update the Boards with respect to its plans to integrate the operations of BlackRock and MLIM and the potential impact of those plans on the Trusts as those plans were further developed.

     After considering and approving the Current Agreements, the Boards (including the Independent Trustees) then considered the information received at these meetings and the consequences of the Transaction to each Trust, including, among other things:

     (i) that BlackRock, MLIM and their investment advisory subsidiaries are experienced and respected asset management firms, and that BlackRock advised the Boards that in connection with the closing of the Transaction, it intends to take steps to combine the investment management operations of BlackRock and MLIM, which, among other things, may involve sharing common systems and procedures, employees (including portfolio managers), investment and trading platforms, and other resources. Furthermore, it is expected that these combination processes will result in changes to portfolio managers or portfolio management teams for each of the Trusts, subject to Board consent and appropriate notice to shareholders;

     (ii) that BlackRock advised the Boards that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Trusts and their shareholders by the Advisors, including compliance services;

     (iii) that BlackRock advised the Boards that it has no present intention to alter the expense waivers and reimbursements currently in effect for certain of the Trusts;

     (iv) the experience, expertise, resources and performance of MLIM that will be contributed to BlackRock after the closing of the Transaction and their anticipated impact on BlackRock’s ability to manage the Trusts;

     (v) that BlackRock and MLIM would derive benefits from the Transaction and that as a result, they have a financial interest in the matters that were being considered;

(vi) the potential effects of regulatory restrictions on the Trusts as a result of Merrill Lynch’s equity stake in BlackRock after the Transaction; (vii) the fact that each Trust’s aggregate investment advisory and sub-advisory fees will not increase by virtue of the New Agreements; (viii) the terms of the New Agreements, including the differences from the Current Agreements;

      (ix) that the Trusts would not bear the costs of obtaining shareholder approval of the New Agreements; and

     (x) that BlackRock and Merrill Lynch have agreed to conduct their respective businesses (and use reasonable best efforts to cause their respective affiliates to conduct their respective businesses) to enable the conditions of Section 15(f) to be true in relation to any registered investment companies advised by MLIM and registered under the 1940 Act and have agreed to the same conduct in relation to the BlackRock registered investment companies to the extent it is determined the Transaction is an assignment under the 1940 Act.

     Nature and Quality of Investment Advisory and Sub-Advisory Services. The Boards considered the expected impact of the Transaction on the operations, facilities, organization and personnel of the Advisors, the potential implications of regulatory restrictions on the Trusts following the Transaction and the ability of the Advisors to perform their duties after the Transaction. The Boards considered that the services to be provided and the standard of care under the New Agreements are the same as under the Current Agreements. The Boards also considered statements by management of BlackRock that, in connection with integrating the operations of the Advisors and MLIM, the objective was to preserve the best of both organizations in order to enhance BlackRock’s ability to provide investment advisory services following completion of the Transaction.

     The Boards noted that it is impossible to predict with certainty the impact of the Transaction on the nature, quality and extent of the services provided by the Advisors to the Trusts, but concluded based on the information currently available and in light of all of the current facts and circumstances that the Transaction is likely to provide the Advisors with additional resources with which to serve the Trusts and was not expected to adversely affect the nature, quality and extent of the services to be provided to the Trusts and their shareholders by the Advisors and was not expected to materially adversely affect the ability of the Advisors to provide those services.

     The Boards considered that, following completion of the Transaction, a team primarily comprised of MLIM professionals will manage the portfolios of the Trusts. BlackRock informed the Boards of this proposal at the May 23rd meetings of the Boards and discussed with the Boards the reasons for this proposed change. BlackRock also provided additional information to the Boards with respect to this change at the August 23rd meetings of the Boards. The Boards were informed that the following team members generally would oversee investment policies for the Trusts. This team is one of the largest managers of municipal debt with approximately $67.5 billion in assets under management as of March 31, 2006, including 31 closed-end investment companies with $16.2 billion in assets, $8 billion in retail separate accounts and nine open-end mutual funds with $4.1 billion in assets.

  Robert A. DiMella. Mr. DiMella has been a Managing Director of MLIM since 2004 and was a Director from 2002 to 2004. He has been a portfolio manager with MLIM since 1993.

  William R. Bock. Mr. Bock has been a Director of MLIM since 2005, and was a Vice President from 1989 to 2005. Mr. Bock has been a portfolio manager with MLIM since 1989.

  Timothy T. Browse. Mr. Browse has been a Vice President (Municipal Tax-Exempt Fund Management) of and portfolio manager with MLIM since 2004. He was also Vice President, Portfolio Manager and team leader of the Municipal Investments Team with Lord Abbett & Co. from 2000 to 2003.

  Theodore R. Jaeckel, Jr., CFA. Mr. Jaeckel has been a Director (Municipal Tax-Exempt Fund Management) of MLIM since 1997. Mr. Jaeckel has been a portfolio manager with MLIM since 1990.

  Walter O’Connor. Mr. O’Connor has been a Managing Director of MLIM since 2003, was a Director of MLIM from 1998 to 2003 and was a Vice President of MLIM from 1992 to 1998. He has been a portfolio manager with MLIM since 1991.

  Robert D. Sneeden. Mr. Sneeden has been a Vice President of MLIM since 1998 and was an Assistant Vice President from 1994 to 1998. Mr. Sneeden has been a portfolio manager with MLIM since 1994.

     Investment Performance of the Trusts. The Boards examined MLIM’s investment performance with respect to its closed-end funds. The Boards noted the Advisors’ and MLIM’s considerable investment management experience and capabilities. The Boards considered this information together with the level of services expected to be provided to the Trusts. Although the Boards noted that it is impossible to predict the effect, if any, that consummation of the Transaction would have on the future performance of the Trusts, the Boards concluded that the information currently available, in light of all of the current facts and circumstances, supported approving the New Agreements.

     Fees. The Boards noted that the fees payable by the Trusts under the New Agreements are identical to the fees payable under the Current Agreements. The Boards also considered the fees paid by the MLIM closed-end funds. In light of (i) the Boards’ approval of the fees paid by each Trust pursuant to the Current Agreements earlier at the May 23rd meeting, (ii) the fact that the Transaction would cause no change to the fees paid by any Trust and (iii) the Boards’ earlier conclusion with respect to the services expected to be provided to the Trusts under the New Agreements, the Boards concluded that the fee structure under the New Agreements was reasonable.

     Profitability. Management of the Advisors stated to the Boards that, following the Transaction, the current intention is to continue to determine profitability and report profitability to the Boards in the same way as they did prior to the Transaction, subject to management’s desire to preserve the best practices of MLIM. Management of the Advisors stated that any changes in the methods used to determine profitability and report profitability to the Boards would be discussed with the Boards. The Boards considered the potential for increased economies of scale as a result of the Transaction and whether any economies of scale should be reflected in the Trusts’ fee structures. The Boards also considered that the process of integrating the operations of the Advisors and MLIM was in the early stages and that considerable expense would be incurred in connection with integrating such operations, all of which made it difficult to conclude that economies of scale would be real-

ized as a result of the Transaction. In light of the foregoing, the Boards concluded that, at this time, no changes were necessary to the fee structure of the Trusts as a result of the Transaction.

     Other Benefits. In evaluating ancillary benefits to be received by the Advisors and their affiliates under the New Agreements, the Boards considered whether the Transaction would have an impact on the ancillary benefits received by the Advisors by virtue of the Current Agreements. Based on its review of the materials provided, including materials received in connection with its approval of the continuance of each Current Agreement earlier at the May 23rd meeting of the Boards and its discussions with the Advisors, the Boards noted that such benefits were difficult to quantify with certainty at this time and indicated that it would continue to evaluate them going forward.

     Conclusion with respect to the New Agreements. The Boards did not identify any single consequence of the Transaction discussed above as all-important or controlling. The Boards, including a majority of the Independent Trustees, unanimously approved each New Agreement and unanimously recommend its approval by shareholders of each respective Trust in order to assure continuity of investment advisory services to the Trusts after the Transaction.

Shareholder Meeting

     At the shareholder meeting for each Trust held on August 23, 2006, the shareholders of each Trust approved the New Agreements for each Trust. Appendix E to the proxy statement used in connection with the shareholder meetings incorrectly stated the management fee to be paid by BBK, BZA, BIE, BZM, BLJ, BQH and BHV as 0.55% of the average weekly value of those Trust’s managed assets. After the shareholder meetings, the Board of each of these Trusts took additional action to ensure that the Board and the shareholders approved the same agreements, in the form approved by shareholders at their meeting.

ADDITIONAL INFORMATION (Unaudited)

60 Day Notice

     We are required by the Internal Revenue Code to advise you within 60 days of a Trust’s tax year-end as to the Federal tax status of dividends paid by the Trusts during such tax year. Accordingly, during the tax year ended September 30, 2006, all dividends paid by the Insured Trusts (the only Trusts with September 30th tax year-ends) were federally tax-exempt interest dividends.

Shareholder Meetings

     The Joint Annual Meeting of Shareholders was held on August 23, 2006 for shareholders of record as of June 5, 2006, to approve a new Investment Management Agreement and Sub-Advisory Agreement for each of the following Trusts:

Elected the Management Agreement as follows:

	Votes For	Votes Against	Votes Withheld
Insured Municipal	12,721,139	738,812	962,405
Municipal Bond	5,162,659	262,754	310,790
Municipal Income II	11,668,716	677,638	626,484
California Insured	2,400,208	114,550	258,000
California Bond	1,711,596	42,782	162,013
California Income II	4,238,339	208,237	243,148
Florida Insured	4,407,251	220,891	272,682
Florida Bond	1,619,305	74,213	104,992
Maryland Bond	1,035,614	47,451	69,372
New Jersey Bond	1,240,600	68,704	56,262
New York Insured	2,917,473	229,446	273,377
New York Bond	1,392,006	50,315	109,549
New York Income II	2,335,364	172,158	216,650
Virginia Bond	826,161	21,632	20,809

Elected the Sub-Advisory Agreement as follows:

	Votes For	Votes Against	Votes Withheld
Insured Municipal	12,754,203	739,867	925,679
Municipal Bond	5,115,677	297,697	321,589
Municipal Income II	11,647,557	692,466	631,575
California Insured	2,421,639	103,080	246,799
California Bond	1,708,681	39,575	166,895
California Income II	4,222,232	209,888	256,364
Florida Insured	4,436,078	222,134	241,372
Florida Bond	1,611,612	78,303	107,355
Maryland Bond	1,034,093	49,498	67,606
New Jersey Bond	1,222,345	83,294	58,687
New York Insured	2,912,687	236,561	269,808
New York Bond	1,380,100	52,868	117,662
New York Income II	2,318,934	183,601	220,397
Virginia Bond	822,019	23,065	22,278

     The Joint Annual Meeting of Shareholders was held on May 23, 2006 for shareholders of record as of February 28, 2006, to elect a certain number of Trustees for each of the following Trusts to three year terms expiring in 2009:

Elected the Class I Trustees as follows:

	Richard E. Cavanagh		R. Glenn Hubbard
	Votes For	Votes Withheld	Votes For	Votes Withheld
Insured Municipal	24,229,021	663,469	24,220,524	671,966
Municipal Bond	9,826,817	133,804	9,823,172	137,449
Municipal Income II	22,286,952	256,632	22,282,600	260,984
California Insured	5,172,541	22,396	5,169,208	25,729
California Bond	3,223,868	23,117	3,220,468	26,517
California Income II	7,656,595	58,614	7,655,262	59,947
Florida Insured	7,464,457	114,363	7,471,055	107,765
Florida Bond	3,009,079	50,454	3,007,679	51,854
Maryland Bond	1,995,868	15,552	1,995,868	15,552
New Jersey Bond	2,232,564	21,595	2,232,564	21,595
New York Insured	6,221,357	106,428	6,219,059	108,726
New York Bond	2,670,734	12,193	2,669,900	13,027
New York Income II	4,787,668	94,111	4,787,668	94,111
Virginia Bond	1,458,860	65,552	1,458,860	65,552

Elected the Class II Trustees as follows:

	Kathleen F. Feldstein[1]
	Votes For	Votes Withheld
Insured Municipal	9,020	25
Municipal Bond	3,238	4
Municipal Income II	7,513	131
California Insured	1,569	0
California Bond	955	0
California Income II	2,115	0
Florida Insured	3,030	7
Florida Bond	1,171	0
Maryland Bond	689	30
New Jersey Bond	805	4
New York Insured	2,088	18
New York Bond	796	13
New York Income II	1,648	135
Virginia Bond	526	15

1 Voted on by holders of preferred shares only.

     Each Trust listed for trading on the New York Stock Exchange (NYSE) has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (AMEX) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

     The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ share are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

     During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts.

     Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www1.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito-Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley, Bartholomew Battista, Vincent Tritto and Brian Kindelan-Managing Directors of the Advisor and the Sub-Advisor, James Kong-Managing Director of the Sub-Advisor.

Important Information Regarding the BlackRock Closed-End Funds Annual Investor Update

     The Annual Investor Update (“Update”) is available on the Internet and may be accessed through BlackRock’s website at http://www1.black-rock.com. The Update provides information on the fixed income markets and summaries of BlackRock closed-end funds’ investment objectives and strategies. It also contains recent news regarding the BlackRock closed-end funds.

     Historically, BlackRock provided this information in materials mailed with the Funds’ annual report. However, we believe that making this information available through BlackRock’s website allows us to communicate more fully and efficiently with the Funds’ shareholders.

If you would like to receive a hard copy of the BlackRock Closed-End Funds Annual Investor Update, please call (800) 699-1BFM.

SECTION 19 NOTICES

     Set forth below is a summary of distributions which required each Trust, if any, to notify shareholders of the type of distributions paid pursuant to Section 19 of the Investment Company Act of 1940. Section 19 requires each Trust to accompany dividend payments with a notice if any part of that payment is from a source other than accumulated net investment income, not including profits or losses from the sale of securities or other properties. These notices are not for tax reporting purposes and were provided only for informational purposes in order to comply with the requirements of Section 19. In January 2007, after the completion of each Trust’s tax year, shareholders will receive a Form 1099-DIV which will reflect the amount of income, capital gain and return of capital paid by the Trust taxable in calendar year 2006 and reportable on your 2006 federal and other income tax returns.

				Distributions
			Net	from proceeds
	Date of	Total	Investment	from the sale of
Trust	Distribution	Distributions	Income	securities
Municipal Bond	July 2006	$0.17725	$0.08638	$0.09087
New Jersey Bond	July 2006	$0.14234	$0.07858	$0.06376

DIRECTORS/TRUSTEES INFORMATION (Unaudited)

Events or transactions by
				Number of		reason of which the Trustee
		Term of office		portfolios over-	Other Directorships	is an interested person as
	Current positions	and length of time	Principal occupations	seen within the	held outside the	defined in Section 2(a)
Name, address, age	held with the Trusts	served	during the past five years	fund complex[1]	fund complex[1]	(19) of the 1940 Act

Interested Directors/Trustees[2]

Ralph L.	Chairman of the	3 years4/since	Director since 1999 and President of	67	Member of the	Director and President of
Schlosstein	Board[3]	inception	BlackRock, Inc. since its formation		Visiting Board of	the Advisor.
BlackRock, Inc.			in 1998 and of BlackRock, Inc.’s		Overseers of the John
40 East 52nd Street			predecessor entities since 1988.		F. Kennedy School of
New York, NY			Member of the Management		Government at
10022			Committee and Investment Strategy		Harvard University, a
Age: 55			Group of BlackRock, Inc. Formerly,		member of the board
			Managing Director of Lehman		of the Financial
			Brothers, Inc. and Co-head of its		Institutions Center of
			Mortgage and Savings Institutions		The Wharton School
			Group. Chairman and President of		of the University of
			the BlackRock Liquidity Funds and		Pennsylvania, a
			Director of several of BlackRock’s		trustee of the
			alternative investment vehicles.		American Museum of
Natural History, a
trustee of Trinity
School in New York
City, a member of the
Board of Advisors of
Marujupu LLC, and a
trustee of New
Visions for Public
Education of The
Public Theater in New
York City and the
James Baird
Foundation. Formerly,
a director of Pulte
Corporation, the
nation’s largest home-
builder, a Trustee of
Denison University
and a member of
Fannie Mae’s
Advisory Council.

Robert S. Kapito	President and	3 years4/since	Vice Chairman of BlackRock, Inc.	57	Chairman of the	Director and Vice
BlackRock, Inc.	Trustee	August 22,	Head of the Portfolio Management		Hope and Heroes	Chairman of the Advisor.
40 East 52nd Street		2002	Group. Also a member of the		Children’s Cancer
New York, NY			Management Committee, the		Fund. President of
10022			Investment Strategy Group, the Fixed		the Board of
Age: 49			Income and Global Operating		Directors of the
			Committees and the Equity		Periwinkle National
			Investment Strategy Group.		Theatre for Young
			Responsible for the portfolio man-		Audiences.
agement of the Fixed Income,
Domestic Equity and International
Equity, Liquidity, and Alternative
Investment Groups of BlackRock.

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Number of
portfolios overseen
	Current positions held	Term of office and	Principal occupations	within the fund	Other Directorships held
Name, address, age	with the Trusts	length of time served	during the past five years	complex[1]	outside the fund complex

Independent Trustees

Andrew F. Brimmer	Lead Trustee	3 years4/since	President of Brimmer & Company, Inc., a	57	Former Director of
P.O. Box 4546	Audit Committee	inception	Washington, D.C.-based economic and		CarrAmerica Realty
New York, NY	Chairman[5]		financial consulting firm, also Wilmer D.		Corporation and Borg-
10163-4546			Barrett Professor of Economics, University		Warner Automotive,
Age: 80			of Massachusetts – Amherst. Formerly		Airborne Express,
			member of the Board of Governors of the		BankAmerica
			Federal Reserve System. Former		Corporation (Bank of
			Chairman, District of Columbia Financial		America), BellSouth
			Control Board.		Corporation, College
Retirement Equities Fund
(Trustee), Commodity
Exchange, Inc. (Public
Governor), Connecticut
Mutual Life Insurance
Company, E.I. du Pont de
Nemours & Company,
Equitable Life Assurance
Society of the United
States, Gannett Company,
Mercedes-Benz of North
America, MNC Financial
Corporation (American
Security Bank), NCM
Capital Management,
Navistar International
Corporation, PHH Corp.
and UAL Corporation
(United Airlines).

Richard E. Cavanagh	Trustee	3 years4/since	President and Chief Executive Officer of	57	Trustee: Aircraft Finance
P.O. Box 4546	Audit Committee	inception	The Conference Board, Inc., a leading		Trust (AFT) and
New York, NY	Member		global business research organization, from		Chairman of the Board of
10163-4546			1995-present. Former Executive Dean of		Trustees, Educational
Age: 60			the John F. Kennedy School of Government		Testing Service (ETS).
			at Harvard University from 1988-1995.		Director, Arch
			Acting Director, Harvard Center for		Chemicals, Fremont
			Business and Government (1991-1993).		Group and The Guardian
			Formerly Partner (principal) of McKinsey		Life Insurance Company
			& Company, Inc. (1980-1988). Former		of America.
Executive Director of Federal Cash
Management, White House Office of
Management and Budget (1977-1979). Co-
author, THE WINNING PERFORMANCE
(best selling management book published in
13 national editions).

Kent Dixon	Trustee	3 years4/since	Consultant/Investor. Former President and	57	Former Director of ISFA
P.O. Box 4546	Audit Committee	inception	Chief Executive Officer of Empire Federal		(the owner of INVEST, a
New York, NY	Member[5]		Savings Bank of America and Banc PLUS		national securities broker-
10163-4546			Savings Association, former Chairman of		age service designed for
Age: 69			the Board, President and Chief Executive		banks and thrift
			Officer of Northeast Savings.		institutions).

Frank J. Fabozzi	Trustee	3 years4/since	Consultant. Editor of THE JOURNAL OF	57	Director, Guardian
P.O. Box 4546	Audit Committee	inception	PORTFOLIO MANAGEMENT and		Mutual Funds Group (18
New York, NY	Member[5]		Adjunct Professor of Finance at the School		portfolios).
10163-4546			of Management at Yale University. Author
Age: 58			and editor of several books on fixed
income portfolio management.

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Number of
portfolios
overseen
within
	Current positions	Term of office and	Principal occupations	the fund	Other Directorships held
Name, address, age	held with the Trusts	length of time served	during the past five years	complex[1]	outside the fund complex

Independent Trustees (continued)

Kathleen F. Feldstein	Trustee	3 years4/since	President of Economics Studies, Inc., a	57	Director of BellSouth Inc.
P.O. Box 4546		January 19, 2005	Belmont, MA-based private economic		and McClatchy Company;
New York, NY			consulting firm, since 1987; Chair, Board		Trustee of the Museum of
10163-4546			of Trustees, McLean Hospital in Belmont,		Fine Arts, Boston, and of the
Age: 65			MA.		Committee for Economic
Development; Corporation
Member, Partners HealthCare
and Sherrill House; Member
of the Visiting Committee of
the Harvard University Art
Museums and of the
Advisory Board to the
International School of
Business at Brandeis
University.

R. Glenn Hubbard	Trustee	3 years4/since	Dean of Columbia Business School since	57	Director of ADP, R.H.
P.O. Box 4546		November 16, 2004	July 1, 2004. Columbia faculty member		Donnelly, Duke Realty, KKR
New York, NY			since 1988. Co-director of Columbia		Financial Corporation, and
10163-4546			Business School’s Entrepreneurship Program		Ripplewood Holdings, the
Age: 48			1994-1997. Visiting professor at the John F.		Council on Competitiveness,
			Kennedy School of Government at Harvard		the American Council on
			and the Harvard Business School, as well as		Capital Formation, the Tax
			the University of Chicago. Visiting scholar at		Foundation and the Center
			the American Enterprise Institute in		for Addiction and Substance
			Washington and member of International		Abuse. Trustee of Fifth
			Advisory Board of the MBA Program of		Avenue Presbyterian Church
			Ben-Gurion University. Deputy assistant sec-		of New York.
retary of the U.S. Treasury Department for
Tax Policy 1991-1993. Chairman of the U.S.
Council of Economic Advisers under the
President of the United States 2001–2003.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for pur- poses of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.

[3]	Director/Trustee since inception; appointed Chairman of the Board on August 22, 2002.

[4]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.

[5]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer, Mr. Dixon and Mr. Fabozzi, each of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[THIS PAGE INTENTIONALLY LEFT BLANK]

BlackRock Closed-End Funds

Trustees
    Ralph L. Schlosstein, Chairman
    Andrew F. Brimmer, Lead Trustee
    Richard E. Cavanagh
    Kent Dixon
    Frank J. Fabozzi
    Kathleen F. Feldstein
    R. Glenn Hubbard
    Robert S. Kapito
Officers
    Robert S. Kapito, President
    Henry Gabbay, Treasurer
    Bartholomew Battista, Chief Compliance Officer
    Anne Ackerley, Vice President
    James Kong, Assistant Treasurer
    Vincent B. Tritto, Secretary
    Brian P. Kindelan, Assistant Secretary
Investment Advisor
    BlackRock Advisors, Inc.
    100 Bellevue Parkway
    Wilmington, DE 19809
    (800) 227-7BFM
Sub-Advisor
    BlackRock Financial Management, Inc.
    40 East 52nd Street
    New York, NY 10022
Accounting Agent and Custodian
    State Street Bank and Trust Company
    2 Avenue De Lafayette
    Boston, MA 02111

 [1] For the Insured Trusts and Bond Trusts.
[2] For the Income II Trusts.

Transfer Agent
    Computershare Trust Company, N.A.
    250 Royall Street
    Canton, MA 02021
    (800) 699-1BFM
Auction Agent[1]
    Bank of New York
    101 Barclay Street, 7 West
    New York, NY 10286
Auction Agent[2]
    Deutsche Bank Trust Company Americas
    60 Wall Street, 27th Floor
    New York, NY 10286
Independent Registered Public Accounting Firm
    Deloitte & Touche LLP
    200 Berkeley Street
    Boston, MA 02116
Legal Counsel
    Skadden, Arps, Slate, Meagher & Flom LLP
    Four Times Square
    New York, NY 10036
Legal Counsel – Independent Trustees
    Debevoise & Plimpton LLP
    919 Third Avenue
    New York, NY 10022

     This report is for shareholder information. This is not a prospetus intended for use in the purchase or sale of Trust shares. dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q may also be obtained upon request without charge by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-4

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the Registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an “independent” Trustee: Dr. Andrew F. Brimmer, Mr. Kent Dixon and Mr. Frank Fabozzi. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $26,500 for the fiscal year ended August 31, 2006 and $25,200 for the fiscal year ended August 31, 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $2,000 for the fiscal year ended August 31, 2006 and $1,900 for the fiscal year ended August 31, 2005. The nature of the service includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $8,000 for the fiscal year ended August 31, 2006 and $7,700 for the fiscal year ended August 31, 2005. The nature of the services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 for the fiscal year ended August 31, 2006 and $200 for the fiscal year ended August 31, 2005. The nature of the service includes a review of compliance procedures and provides an attestation regarding such review.

(e) Audit Committee Pre-Approval Policies and Procedures.

     (1) The Registrant has polices and procedures (the “Policy”) for the pre-approval by the Registrant’s Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust’s independent auditor (the “Independent Auditor”) to the Registrant and other “Covered Entities” (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the “Service Pre-Approval Documents”). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

     For the purposes of the Policy, “Covered Services” means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, “Covered Entities” means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

     In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the “Chairman”). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

     Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

     The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

     In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

     Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission (“SEC”) on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

      (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, the Advisor (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant for each of the last two fiscal years were $286,200 for the fiscal year ended August 31, 2006 and $286,200 for the fiscal year ended August 31, 2005.

(h) The Registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank Fabozzi.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, LLC (the “Advisor”) and its sub-advisor, BlackRock Financial Management, Inc. (the “Sub-Advisor”). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the “Proxy Voting Policies”) are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) The Registrant is managed by a team of investment professionals comprised of Michael A. Kalinoski, Director at BlackRock, Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock, and Walter O’Connor, Managing Director at BlackRock. Each is a member of BlackRock’s municipal tax-exempt management group. Mr. Jaeckel and Mr. O’Connor are responsible for setting the Fund’s overall investment strategy and overseeing the management of the Fund. Mr. Kalinoski is the Fund’s lead portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Messrs. Jaeckel and O’Connor have been members of the Fund’s management team since 2006 and Mr. Kalinoski has been the Fund’s portfolio manager since 2006.

Mr. Jaeckel joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2005 to 2006 and a Director of MLIM from 1997 to 2005. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. O’Connor joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of MLIM from 2003 to 2006 and was a Director of MLIM from 1997 to 2002. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. Kalinoski joined BlackRock in 2006. Prior to joining BlackRock, he was a Director (Municipal Tax-Exempt Fund Management) of MLIM since 2006 and was a Vice President of MLIM from 1999 to 2006. He has been a portfolio manager with BlackRock or MLIM since 1999.

(a)(2) As of October 2, 2006, Michael Kalinoski managed or was a member of the management team for the following client accounts:

Type of Account	Number of	Assets of	Number of	Assets Subject to
	Accounts	Accounts	Accounts Subject	a Performance
			to a Performance	Fee
			Fee

Registered	10	$3,687,442,076	0	0
Investment
Companies

Pooled Investment	0	0	0	0
Vehicles Other
Than Registered
Investment
Companies

Other Accounts	0	0	0	0

As of October 2, 2006, Ted Jaeckel managed or was a member of the management team for the following client accounts:

Type of Account	Number of	Assets of	Number of	Assets Subject
	Accounts	Accounts	Accounts Subject	to a
			to a Performance	Performance Fee
			Fee

Registered	83	$23,867,919,518	0	0
Investment
Companies

Pooled	0	0	0	0
Investment
Vehicles Other
Than Registered
Investment
Companies

Other Accounts	0	0	0	0

As of October 2, 2006, Walter O’Connor managed or was a member of the management team for the following client accounts:

Type of Account	Number of	Assets of	Number of	Assets Subject
	Accounts	Accounts	Accounts Subject	to a
			to a Performance	Performance Fee
			Fee

Registered	83	$23,867,919,518	0	0
Investment
Companies

Pooled	0	0	0	0
Investment
Vehicles Other
Than Registered
Investment
Companies

Other Accounts	0	0	0	0

     BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Registrant, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Registrant. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Registrant. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Registrant by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Registrant. In this connection, it should be noted that the portfolio management team may manage certain accounts that are subject to performance fees. In addition, the portfolio management team may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

     As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) The elements of total compensation for portfolio managers on BlackRock’s municipal team include a fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock has balanced these components of pay to provide these portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, compensation levels for these portfolio managers fluctuate—both up and down—with the relative investment performance of the portfolios that they manage.

     Base compensation. Like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

     Performance-Based Compensation. BlackRock believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, BlackRock and its affiliates portfolio manager incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: investment performance relative to the Long Bond (22+) component of the Lehman Brothers Municipal Bond Index, the Lehman Brothers Municipal Bond Index, the 10-year United States Treasury note, certain customized indices and fund industry peer groups. Portfolio managers are compensated based on the pre-tax performance of the products they manage. If a portfolio manager’s tenure is less than 5 years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. A discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. BlackRock and its affiliates also consider the extent to which individuals exemplify and foster BlackRock’s principles of client focus, respect for the individual, teamwork, responsible citizenship and integrity. All factors are considered collectively by BlackRock management.

      Cash Bonus

     Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

      Stock Bonus

     A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the company’s ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future BlackRock stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of the BlackRock shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of the company’s performance. Portfolio managers therefore have a direct incentive to protect BlackRock’s reputation for integrity.

      Other Compensation Programs

     Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of BlackRock mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of BlackRock products and promotes continuity of successful portfolio management teams.

      Other Benefits

     Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of BlackRock and its affiliates, including broad-based retirement, 401(k), health, and other employee benefit plans.

(a)(4) As of August 31, 2006, the end of the Registrant’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Registrant is shown below:

      Michael Kalinoski: None

      Ted Jaeckel: None
     Walter O’Connor: None

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant’s Secretary. There have been no material changes to these procedures.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       BlackRock Maryland Municipal Bond Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	November 3, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	November 3, 2006

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	November 3, 2006